As filed with the Securities and Exchange Commission on January 30, 2012

Securities Act File No. 33-51308 and

Investment Company Act of 1940 Registration No. 811-07142

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒ REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 88	☒

and/or

☒ REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90	☒

PYXIS FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and Address of Agent for Service)

Copies to:

Mr. Ethan Powell

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pyxis Emerging Markets Equity Fund, Pyxis High Yield Fund, Pyxis International Fixed Income Fund, Pyxis Natural Resources Fund and Pyxis Small-Cap Growth Equity Fund, each a series of Registrant (the shares of) which are not currently being offered to the public, remain unaffected by this post-effective amendment.

This Post-Effective Amendment No. 88 to the Registration Statement of Pyxis Funds II (the “Registrant”) on Form N-1A hereby incorporates by reference Part B of the Registrant’s Registration Statement on Form N-1A (File Nos. 33-51308/811-07142) filed with the Securities and Exchange Commission on January 27, 2012 pursuant to Rule 485(b) (Accession No. 0001193125-12-027684). The purpose of this Post-Effective Amendment No. 88 is to amend the Part A and Part C and file the Consents of Independent Registered Public Accounting Firms.

Pyxis Funds II

Prospectus

February 1, 2012

	Class A	Class B	Class C	Class R	Class Y

Alternative Funds

Pyxis Alpha Trend Strategies Fund	HATAX		HATCX	HATRX	HATYX

Pyxis Alternative Income Fund	HHFAX		HHFCX	HHFRX	HHFYX

Pyxis Energy and Materials Fund	HEFAX		HEFCX	HEFRX	HEFYX

Pyxis Trend Following Fund	HTFAX		HTFCX	HTFRX	HTFYX

Equity Funds

Pyxis U.S. Equity Fund	HUEAX	HUEBX	HUECX	HUERX	HUEYX

Pyxis Core America Equity Fund	HCOAX	HCOBX	HCOCX	HCORX	HCOYX

Pyxis Dividend Equity Fund	HDFAX		HDFCX	HDFRX	HDFYX

Pyxis Premier Growth Equity Fund	HPEAX	HPEBX	HPECX	HPERX	HPEYX

Pyxis Small-Cap Equity Fund	HSZAX	HSZBX	HSZCX	HSZRX	HSZYX

Pyxis Global Equity Fund	HGMAX	HGMBX	HGMCX	HGMRX	HGMYX

Pyxis International Equity Fund	HIQAX	HIQBX	HIQCX	HIQRX	HIQYX

Income Funds

Pyxis Fixed Income Fund	HFBAX	HFBBX	HFBCX	HFBRX	HFBYX

Pyxis Government Securities Fund	HGPAX	HGPBX	HGPCX

Pyxis Short-Term Government Fund	HSJAX	HSJBX	HSJCX	HSJRX	HSJYX

Pyxis Tax-Exempt Fund	HTXAX	HTXBX	HTXCX		HTXYX

Asset Allocation Fund

Pyxis Total Return Fund	HTAAX	HTABX	HTACX	HTARX	HTAYX

	Retail Class		Institutional Class

Money Market Fund

Pyxis Money Market Fund II	HAHXX		HIHXX

Although these securities have been registered with the Securities and Exchange Commission (”SEC”), the SEC has not approved or disapproved any shares of series of Pyxis Funds II (formerly “Highland Funds II”) (the “Funds”) offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured

May Lose Value

No Bank Guarantee

Pyxis Funds II Prospectus

February 1, 2012

Pyxis Alpha Trend Strategies Fund

Investment Objective

To provide shareholders with above average total returns over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses[2]	0.64%	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.05%	3.70%	3.20%	2.70%
1	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years
Class A	$865	$1,463
Class C: if you did not sell your shares	$372	$1,132
if you sold all your shares at the end of the period	$472	$1,132
Class R	$323	$986
Class Y	$273	$838

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets among proprietary technically-based trend following strategies. The Fund takes long and short positions in broad index based securities (primarily domestically-listed foreign equity exchange-traded funds (“ETFs”)) based on long and intermediate term trends. The Fund also employs short term counter trend strategies that seek to hedge the trend following strategy and mitigate risk, while seeking to profit from short term market volatility. The strategies are intended to have low correlation with market benchmarks and with each other.

Anchor Capital Management Group, Inc. (“Anchor”), sub-adviser of the Fund, will allocate Fund assets among strategies that it believes offer the potential for attractive investment returns individually and that are expected to blend within the Fund’s portfolio so that it will have lower correlation and lower volatility relative to the market. In seeking to take advantage of increases or declines in the price of equity securities or indexes, the Fund may use stock baskets (groups of stocks that may be purchased through a single transaction) and exchange-traded notes (“ETNs”). In executing its counter trend strategy, the Fund may rotate investment positions among securities typically correlated to specific countries or regions. Security selection is determined through Anchor’s mathematical and statistical models; however, Anchor may alter such selection based on its assessment of current market conditions and other factors.

As part of its investment strategies, Anchor actively employs the use of cash and cash equivalents in an attempt to sidestep market declines and lower overall portfolio volatility. In particular, the Fund may invest all or substantially all of its

Pyxis Funds II Prospectus

February 1, 2012

assets in cash or cash equivalents when Anchor determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs)), in securities of issuers of any market capitalization. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging countries. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund commenced investment operations on October 31, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Portfolio Management

Pyxis Capital, L.P. (“Pyxis” or the “Adviser”) serves as the investment adviser to the Fund and Anchor Capital Management Group, Inc. (the “Sub-adviser”) serves as the sub-adviser to the Fund. The portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Title with Sub-Adviser
Eric Leake	Since inception	Founding Partner, Chief Investment Officer
Garrett Waters	Since inception	Partner, Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

Pyxis Funds II Prospectus

February 1, 2012

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Alpha Trend Strategies Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Alternative Income Fund

Investment Objective

To provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses[2]	0.64%	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.05%	3.70%	3.20%	2.70%
1	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years
Class A	$865	$1,463
Class C: if you did not sell your shares	$372	$1,132
if you sold all your shares at the end of the period	$472	$1,132
Class R	$323	$986
Class Y	$273	$838

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector. Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.

The Sub-Adviser also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility, and the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

Pyxis Funds II Prospectus

February 1, 2012

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs, ETNs, and mutual funds)), in securities of issuers of any credit quality. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Management Risk is the risk that the Adviser or Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

Model Risk is the risk that the models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund commenced investment operations on January 12, 2012; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and Anchor Capital Management Group, Inc. serves as the sub-adviser to the Fund. The portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Title with Sub-Adviser
Eric Leake	Since inception	Founding Partner, Chief Investment Officer
Garrett Waters	Since inception	Partner, Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

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February 1, 2012

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Alternative Income Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Energy and Materials Fund

Investment Objective

To maximize total return, consistent with income generation and preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses[2]	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	2.25%	2.90%	2.40%	1.90%
1	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years
Class A	$789	$1,237
Class C: if you did not sell your shares	$293	$897
if you sold all your shares at the end of the period	$393	$897
Class R	$243	$748
Class Y	$192	$596

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its objective by investing directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles, such as exchange-traded funds and master limited partnerships) at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilities used for or in connection with oil, gas or power (including natural gas, coal, hydro-power, nuclear power and alternative fuels such as wind, solar and biofuels) (“Energy Companies”) or companies principally engaged in the discovery, development and processing of raw materials (including basic materials, such as metals, minerals and chemicals, which are used as inputs to manufacture other intermediate and finished products) (“Material Companies”). The Fund considers a company “principally engaged” in the Energy or Materials industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in the Energy or Materials industry, or (ii) at least 50% of its assets are devoted to such activities. The Fund generally will take long and short positions in securities of Energy or Material Companies and will vary the Fund’s long-short exposure over time based on its assessment of market conditions and other factors.

The Fund intends to invest primarily in common stocks, senior loans, preferred stocks, warrants, convertible securities, subordinated debt securities and other securities issued by Energy and Material Companies. The Fund also may invest up to (but not including) 25% of the value of its total assets in securities of master limited partnerships (or “MLPs”) in the

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Energy industry. MLPs typically are engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.

In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-Energy or Material Companies. The Fund may invest without limitation in Exchange Traded Funds (“ETFs”) and may invest up to 20% of the value of its total assets in ETFs issued by non-Energy or Material Companies. The Fund’s investments in ETFs and other types of pooled investment vehicles which invest in Energy Companies are intended to provide substantially similar economic exposure to direct investments in these companies. The Fund may invest in securities of issuers of any market capitalization. The Fund may invest in securities of any credit quality.

The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. Such securities may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units (such as the Euro).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options and foreign currency transactions (e.g., foreign currency swaps, futures, and forwards), as tools in the management of portfolio assets. The Fund may also use such derivatives to hedge various investments for risk management and for speculative purposes.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. However, the Fund has no present intention to use borrowing for investment purposes.

The Fund’s investment strategy utilizes the analytical models of Highland Capital Management, L.P. (“HCM”), sub-adviser of the Fund, to evaluate long and short securities of Energy and Material Companies of varying market capitalizations and seeks to identify those securities HCM believes have the greatest potential for total return. HCM also seeks to take advantage of temporary market inefficiencies in order to boost the overall performance of the Fund.

Long Positions. In selecting investments for long positions of the Fund, HCM focuses on issuers that it believes: (i) have strong cash flow and pay regular dividends; (ii) have potential for long-term earnings per share growth; (iii) may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business; (iv) are well-managed;(v) will benefit from favorable demand and supply dynamics for its products and services; (vi) are best in class, e.g., lowest cost producer; and (vii) are underappreciated by market analysts. HCM will typically focus on companies that are exhibiting one or more of these indicators. Technical analysis may also be used to help in the decision making process.

Short Sales. HCM may sell short securities of a company that it believes: (i) is overvalued relative to normalized business and industry fundamentals or to the expected growth that HCM believes the company will achieve; (ii) has a weak competitive position relative to peers; (iii) engages in questionable accounting practices; (iv) shows declining cash flow and/or liquidity; (v) has earnings estimates which HCM believes are too high; (vi) has weak competitive barriers to entry; (vii) suffers from deteriorating industry and/or business fundamentals; (viii) has a weak management team; (ix) will see multiple contraction; (x) is not adapting to changes in technological, regulatory or competitive environments; or (xi) provides a hedge against the Fund’s long exposure, such as a broad based market ETF. Technical analysis may be used to help in the decision making process. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” could result in unlimited loss.

Investment Identification. HCM generates investment ideas from a variety of different sources. These include, but are not limited to, screening software that analyzes both fundamental and technical factors, industry contacts, consultants, company press releases, company conference calls, conversations with company management teams, buy-side contacts, sell-side contacts, brokers, third-party research, independent research of financial and corporate information, third-party research databases, and news services. HCM will make investment decisions based on its analysis of the security’s value, and will also take into account its view of macroeconomic conditions and industry trends. HCM will make investments without regard to a company’s level of capitalization or the tax consequences of the investment (short or long term capital gains).

Portfolio Evaluation. Once an investment opportunity is determined to be attractive as a stand-alone investment, HCM will evaluate the effect of adding that investment to the Fund’s portfolio. In doing so, HCM may seek to minimize the market-related portfolio volatility as well as the risk of a capital loss by hedging such risks primarily through the use of options and other derivatives.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) but it will adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which generally are less stringent than those under the 1940 Act. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Industry Concentration Risk is the risk that the Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in Energy and Material Companies, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries. The Energy and Materials industries may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of companies in energy-related industries are also affected by supply and demand both for their specific product or service and for energy products in general.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the net asset value (“NAV”) of the Fund generally to decline faster than it would otherwise.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. The Fund’s investments in high yield debt securities generally subject the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Senior Loans Risk is the risk that the issuer or a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities, although senior loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured. Senior loans’ higher standing in an issuer’s capital structure has historically resulted in generally higher recoveries than other below investment grade securities in the event of a corporate reorganization or other restructuring. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although, because their interest rates are adjusted for changes in short-term interest rates, senior loans generally have less interest rate risk than other high yield investments, which typically pay fixed rates of interest. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting,

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accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuation in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Fixed Income Securities Risk is the risk that fixed income securities will decline in value because of changes in interest rates. The value of fixed income securities typically changes as interest rates fluctuate. During periods of rising interest rates, fixed income securities generally decline in value. Conversely, during periods of falling interest rates, fixed income securities generally rise in value. This kind of market risk is generally greater for a fund investing in fixed income securities with longer durations.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

MLP Risk is the risk holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP. The Fund may invest in MLP units. An investment in MLP units involves some risks which differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of our investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by us generally would be taxed as dividend income. As a result, there could be a material reduction in our cash flow from MLP unit investments.

•

MLP Common Units. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment toward MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (generally measured in terms of distributable cash flow). Prices of common units of individual MLPs also can be affected by fundamentals unique to the partnership, including earnings power and coverage ratios.

•

MLP I-Shares. MLP I-Shares represent an ownership interest issued by an MLP affiliate, typically an LLC, which owns an interest in and manages the MLP. MLP I-Shares may be subject to liquidity risk because of their potentially relatively smaller size. I-Shares may trade at a discount to their related MLP units, despite having an economic value equivalent to an MLP unit and an equal claim on the cash flows underlying the investment.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a RIC under the Code, and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Illiquid and Restricted Securities Risk is the risk that the Adviser or Sub-Adviser, as applicable, may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

Legislation Risk is the risk that to the extent that state, federal or international regulators impose additional requirements or restrictions with respect to Energy and Materials Companies, the availability of such investments may be adversely affected.

Management Risk is the risk that the Adviser or Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Market Disruption Risk is the risk of unusual and extreme volatility in the equity and debt markets and in the prices of individual investments resulting from a period of acute stress recently experienced by domestic and international markets starting in the real estate and financial sectors and then moving to other sectors of the world economy. These market conditions could add to the risk of short-term volatility of the Fund.

Non-Payment Risk is the risk of non-payment of scheduled interest and/or principal with respect to debt securities. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Prepayment Risk is the risk that part or all of the principal of a debt security will be paid prior to the scheduled maturity. Pursuant to the relevant debt agreement, a borrower may be required, and may have the option at any time, to prepay the principal amount of a debt security, in some instances without incurring a prepayment penalty. In the event that like-yielding debt is not available in the marketplace, the prepayment of and subsequent reinvestment by the Fund in high yield debt could have a materially adverse affect on the yield of the Fund’s investment portfolio. Prepayments may have a beneficial impact on income due to receipt of prepayment penalties, if any, and any facility fees earned in connection with reinvestment.

Risk of Restrictions on Resale is the risk that the Fund’s investments may be subject to restrictions on the type of sale allowed or may otherwise not be readily marketable. Senior loans may not be readily marketable and may be subject to restrictions on resale. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be restricted.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Limited Information Risk is the risk associated with investing in funds for which there is limited historical and financial information available. The types of senior loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the lenders in connection with senior loans, the amount of public information available with respect to senior loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of HCM than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund commenced investment operations on December 1, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most

Pyxis Funds II Prospectus

February 1, 2012

recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Portfolio Management

Pyxis Capital, L.P. (the “Adviser”) serves as the investment adviser to the Fund and Highland Capital Management, L.P. serves as the sub-adviser to the Fund. The portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Title with Sub-Adviser
Amit Walia	Since inception	Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Energy and Materials Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Trend Following Fund

Investment Objective

To provide long-term capital appreciation consistent with capital preservation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses[2]	0.33%	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	3.06%	3.71%	3.21%	2.71%
1	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$866	$1,466	$2,089	$3,755
Class C: if you did not sell your shares	$373	$1,135	$1,916	$3,958
if you sold all your shares at the end of the period	$473	$1,135	$1,916	$3,958
Class R	$324	$989	$1,678	$3,512
Class Y	$274	$841	$1,435	$3,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the period February 1, 2011 through September 30, 2011, the Fund had a portfolio turnover rate of 256% (not annualized) of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund is managed based on signals generated by a proprietary model maintained by the Fund’s sub-adviser (the “Model”). The Model is “technically weighted,” which means that it assigns a greater or lesser importance to asset classes based on signals derived from their price trends. For example, an individual asset class (such as stocks, bonds or commodities) may be assigned a heavier weighting in the portfolio based on its price being above its moving average or a lesser weighting if its price is below its moving average. The net effect being that the investment model “switches smartly” in and out of broad asset classes based on their trends, providing investors an active asset allocation fund.

These proprietary, top-down strategies are intended to profit from market trends in both directions, with little regard for the prospects of individual equity or debt securities. Specifically, the portfolio manager will seek to take long positions (i.e., buy securities) during upward trends in certain securities prices and conversely sell and/or take short positions during downward trends in the price of such securities. The portfolio manager seeks to lower overall Fund volatility through diversification of asset classes, as well as the use of cash. Additionally, the portfolio manager’s trend-following methods seek to provide returns which are un-correlated to traditional managers and investment “styles,” such as growth and value.

The Fund primarily invests in exchange traded funds (“ETFs”) which represent these broad asset classes as opposed to securities representing the debt or equity of individual companies. These ETFs invest primarily in (1) U.S. and foreign equity securities; (2) U.S. Government fixed income securities;

Pyxis Funds II Prospectus

February 1, 2012

(3) commodities; and (4) the U.S. dollar. ETFs are investment companies that seek to track the performance of securities indices or baskets of securities. The Fund’s portfolio may include ETFs that invest in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America. The Fund may invest up to 100% net long and 50% net short in international ETFs. The Fund also may invest in exchange traded notes (“ETNs”), in much the same manner in which it invests in ETFs. The Fund may also invest directly in the securities which comprise the ETFs and ETNs discussed above, such as individual equities and government obligations, but excluding physical commodities. The Fund’s investments in U.S. fixed income markets may include other investment companies, such as closed-end funds and other open-end mutual funds (together with ETFs, “Underlying Funds”).

The Fund may employ both leveraged investment techniques as well as short positions, which allows the Fund a market exposure which can range from 150% net long (i.e., the Fund has more long (purchased) positions than short (borrowed) positions) to 50% net short (i.e., the Fund has more short (borrowed) positions than long (purchased) positions). Such extremes however, will be uncommon. The Fund may take a “short position” where the portfolio manager believes that the price of a security or value of an index will decline. The Fund may “short” a particular security by borrowing the security and selling it with the intent of later purchasing the security at a lower price. The Fund may also gain short exposure to an index by buying an ETF that has an inverse exposure to the index. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

In general, under normal market conditions, the portfolio manager makes investment decisions based on signals generated by the Model. Following the Model, the portfolio manager will generally buy investments during upward trends in the price of securities and sell investments or take short positions during downward trends in the price of securities. The portfolio manager also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility. During adverse market, economic or political conditions, as defined by the portfolio manager, the portfolio manager may deviate from the Model, including investing up to 100% of the portfolio in cash, cash equivalents, short-term debt securities and/or money market instruments, moving from a long exposure to a short exposure or from a short exposure to a long exposure in the various asset classes, when they feel doing so will help the Fund achieve its objectives of long-term capital appreciation or capital preservation. The sub-adviser may also adjust the Model from time-to-time to change the component constituents of the Model or in an attempt to improve the Model’s ability to implement a trend-following strategy. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Tax Status Risk is the risk that the Fund’s ability to invest in certain commodity-related instruments, including in MLPs and ETFs that invest in commodities or commodity-related derivatives, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and, if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC under one or more of the qualification tests applicable to RICs under the Code. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly through investments in underlying funds may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on Fund shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in Underlying Funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Model Risk is the risk that the Model used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the Model or, under certain adverse conditions, to deviate from the Model employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the Model.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk is the risk that the value of securities owned by the Fund either directly or indirectly through investments in underlying funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in underlying funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Underlying Funds Risk is the risk that ETFs, mutual funds and closed-end funds in which the Fund may invest are subject to investment advisory and other expenses, which will be paid indirectly by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Pyxis Funds II Prospectus

February 1, 2012

Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the Incline Capital Trend Following Fund (the “Predecessor Fund”) in exchange for Class A Shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following information was derived from the performance records of the Predecessor Fund through September 23, 2011. The Fund has substantially similar objectives, strategies and policies as the Predecessor Fund, which was advised by the Fund’s sub-adviser.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Fund’s Class A Shares compared to those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Class C, Class R and Class Y Shares of the Predecessor Fund were not offered, and Class C, Class R and Class Y Shares were not sold, prior to the date of this Prospectus. The returns of Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds———Performance or by calling 1-877-665-1287.

Calendar Year Total Return

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 8.23% for the quarter ended December 31, 2010 and the lowest calendar quarter total return was -8.26% for the quarter ended December 31, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.55%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	Since Inception (March 31, 2009 for index)
Class A (inception 3/31/09)
Returns Before Taxes	-18.51%	-3.20%
Return After Taxes on Distributions	-18.70%	-3.33%
Return After Taxes on Distributions and Redemptions	-11.80%	-2.73%
BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)[1]	0.27%	0.45%
1	The BofA Merrill Lynch US Dollar LIBOR Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for U.S. dollar deposits with a three-month maturity.

After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and Incline Analytics LLC serves as sub-adviser to the Fund. The portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Title with Sub-Adviser
Michiel Hurley, CMT	Since inception	President and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Trend Following Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund generally intends to distribute primarily exempt-interest dividends that are exempt from federal income tax and the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends, and will generally be taxable to you as ordinary income or capital gain, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Pyxis U.S. Equity Fund

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.61%	1.11%	0.61%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$834	$1,024	$1,575
Class B: if you did not sell your shares	$164	$508	$876	$1,526
if you sold all your shares at the end of the period	$564	$708	$876	$1,526
Class C: if you did not sell your shares	$164	$508	$876	$1,911
if you sold all your shares at the end of the period	$264	$508	$876	$1,911
Class R	$113	$353	$612	$1,352
Class Y	$62	$195	$340	$762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of

Pyxis Funds II Prospectus

February 1, 2012

large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877- 665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 18.83% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was (23.71)% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was (2.95)%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A (inception 2/22/93)
Return Before Taxes	-8.52%	-1.66%	1.54%	7.25%
Return After Taxes on Distributions	-8.67%	-2.15%	0.97%	6.12%
Return After Taxes on Distributions and Redemptions	-5.36%	-1.41%	1.29%	6.05%
Return Before Taxes
Class B (inception 12/22/93)	-7.52%	-1.24%	1.69%	7.07%
Class C (inception 9/30/99)	-4.57%	-1.23%	1.41%	1.14%
Class R (inception 1/29/08)	-2.89%	N/A	N/A	-0.80%
Class Y (inception 11/29/93)	-2.13%	-0.13%	2.46%	7.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	-0.25%	2.92%	7.76%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
David B. Carlson	1 year	Chief Investment Officer – U.S. Equities
Stephen V. Gelhaus	10 years	Senior Vice President
Thomas R. Lincoln	4 years	Senior Vice President
Paul C. Reinhardt	11 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis U.S. Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Core America Equity Fund

(formerly “Pyxis Core Value Equity Fund”)

Investment Objective

Long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II alternative funds, equity funds and/or asset allocation funds or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.14%	1.89%	1.89%	1.39%	0.89%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$916	$1,167	$1,881
Class B: if you did not sell your shares	$192	$594	$1,021	$1,837
if you sold all your shares at the end of the period	$592	$794	$1,021	$1,837
Class C: if you did not sell your shares	$192	$594	$1,021	$2,212
if you sold all your shares at the end of the period	$292	$594	$1,021	$2,212
Class R	$142	$440	$761	$1,669
Class Y	$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in domestic equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations

Pyxis Funds II Prospectus

February 1, 2012

and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average free cash flow yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	attractive upside potential and limited downside risk

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 16.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -21.47% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -1.45%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A (inception 9/8/93)
Return Before Taxes	-7.07%	-1.06%	2.51%	7.26%
Return After Taxes on Distributions	-7.22%	-1.76%	1.77%	5.81%
Return After Taxes on Distributions and Redemptions	-4.41%	-0.89%	2.11%	5.84%
Return Before Taxes
Class B (inception 9/8/93)	-6.07%	-0.60%	2.48%	7.29%
Class C (inception 9/30/99)	-3.12%	-0.61%	2.35%	1.87%
Class R (inception 1/29/08)	-1.41%	N/A	N/A	-0.42%
Class Y (inception 1/5/98)	-1.21%	0.46%	3.46%	4.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	-0.25%	2.92%	7.64%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For Example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Stephen V. Gelhaus	10 years	Senior Vice President
Paul C. Reinhardt	9 years	Senior Vice President

Pyxis Funds II Prospectus

February 1, 2012

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Core America Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Dividend Equity Fund

Investment Objective

To provide above average dividend yields with the potential for long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	None
Other Expenses[2]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	2.39%	3.04%	2.54%	2.04%
1	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years
Class A	$803	$1,278
Class C: if you did not sell your shares	$307	$939
if you sold all your shares at the end of the period	$407	$939
Class R	$257	$791
Class Y	$207	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund had not commenced operations as of the most recent fiscal period, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal market conditions by investing, directly and indirectly (e.g., through investments in derivatives or other pooled investment vehicles), at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments that pay or expect to pay dividends. The term “equity investments” refers to direct and indirect investments in common stocks, preferred stocks and convertible securities. The Fund may invest without limitation in equity investments tied economically to any country in the world, including emerging countries.

In addition to dividend-paying equity investments, the Fund may invest up to 20% of its assets, plus any borrowings for investment purposes, in a variety of other instruments including fixed income securities (including “junk bonds”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and warrants. The Fund may use derivatives, primarily swaps, options and futures, to an unlimited extent to hedge various investments for risk management and for speculative purposes. The Fund’s investments in derivatives and other types of pooled investment vehicles that invest in equity investments that pay or expect to pay dividends are intended to provide substantially similar economic exposure to direct investments in such dividend-paying equity investments.

The Fund seeks to invest in high-quality, income generating stocks that offer attractive valuations with below-market risk profiles. The Fund may invest in securities of any market capitalization.

In selecting investments for the Fund, Brookmont Capital Management, LLC (“Brookmont”), sub-adviser of the Fund,

Pyxis Funds II Prospectus

February 1, 2012

reviews macroeconomic data to determine the allocation of investments among various economic sectors. Brookmont seeks to avoid making large sector bets or focusing on individual issuers. Instead, investments are made in securities in all ten economic sectors defined by the S&P 500 Index. Once the sector allocations are determined, Brookmont reviews the investment universe and selects investments based on factors such as dividend yield, the issuer’s debt level, projected cash flow, history of dividend increases, and earnings potential.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Dividend-Paying Stock Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. Additionally, a fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy. The value of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Funds foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other related markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than high rated securities. High Yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Management Risk is the risk that the Adviser or Brookmont may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance

The Fund commenced investment operations on November 14, 2011; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Portfolio Management

Pyxis Capital, L.P. (the “Adviser”) serves as the investment adviser to the Fund and Brookmont Capital Management, LLC serves as the sub-adviser to the Fund. The portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Title with Sub-Adviser
Robert Bugg	Since inception	Principal, Chief Investment Officer

Purchase and Sale of Fund Shares

Purchase minimum (for Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Dividend Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Pyxis Funds II Prospectus

February 1, 2012

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Premier Growth Equity Fund

Investment Objective

Long-term growth of capital and future income rather than current income.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.11%	1.86%	1.86%	1.36%	0.86%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,151	$1,849
Class B: if you did not sell your shares	$189	$585	$1,006	$1,804
if you sold all your shares at the end of the period	$589	$785	$1,006	$1,804
Class C: if you did not sell your shares	$189	$585	$1,006	$2,180
if you sold all your shares at the end of the period	$289	$585	$1,006	$2,180
Class R	$138	$431	$745	$1,635
Class Y	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future, based on factors such

Pyxis Funds II Prospectus

February 1, 2012

as the potential to increase income or free cash flow. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 20.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.30% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.05%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (12/31/96 for Index)
Class A (inception 12/31/96)
Return Before Taxes	-5.69%	-0.59%	1.42%	5.67%
Return After Taxes on Distributions[1]	-5.69%	-1.14%	0.89%	5.03%
Return After Taxes on Distributions and Redemptions	-3.70%	-0.58%	1.17%	4.89%
Return Before Taxes
Class B (inception 12/31/96)	-4.67%	-0.15%	1.57%	5.77%
Class C (inception 9/30/99)	-1.69%	-0.15%	1.26%	1.16%
Class R (inception 1/29/08)	-0.19%	N/A	N/A	1.08%
Class Y (inception 12/31/96)	0.28%	0.84%	2.27%	6.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	-0.25%	2.92%	5.45%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%	4.45%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
David B. Carlson	15 years	Chief Investment Officer — U.S. Equities

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.
Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Premier Growth Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Small-Cap Equity Fund

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.93%	2.68%	2.68%	2.18%	1.68%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,146	$1,557	$2,699
Class B: if you did not sell your shares	$271	$832	$1,420	$2,666
if you sold all your shares at the end of the period	$671	$1,032	$1,420	$2,666
Class C: if you did not sell your shares	$271	$832	$1,420	$3,012
if you sold all your shares at the end of the period	$371	$832	$1,420	$3,012
Class R	$221	$682	$1,169	$2,513
Class Y	$171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom

Pyxis Funds II Prospectus

February 1, 2012

range of the Russell 2000® Index (“Russell 2000 Index”) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of May 31, 2011, the market capitalization of companies in the Russell 2000 Index ranged from $130 million to $2.97 billion.* The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in index futures, options on index futures and index options to gain exposure to certain types of securities as a substitute to investing directly in such securities. The Fund is not intended to be a complete investment program.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that Pyxis Capital, L.P., the Fund’s investment adviser, may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 21.25% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -27.95% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 2.93%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (9/30/98 for Index)
Class A (inception 9/30/98)
Return Before Taxes	-3.02%	0.33%	4.41%	8.34%
Return After Taxes on Distributions	-3.02%	-0.67%	3.25%	6.51%
Return After Taxes on Distributions and Redemptions	-1.96%	0.07%	3.49%	6.49%
Return Before Taxes
Class B (inception 9/30/98)	-1.84%	0.79%	4.56%	8.46%
Class C (inception 9/30/99)	1.18%	0.76%	4.24%	6.99%
Class R (inception 1/29/08)	2.87%	N/A	N/A	3.09%
Class Y (inception 9/30/98)	3.15%	1.82%	5.31%	9.11%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%	6.90%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and Palisade Capital Management, L.L.C. (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”) serve as sub-advisers to the Fund. The portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Advisers
Jeffrey Schwartz	8 years	Senior Portfolio Manager at Palisade
Scott T. Brayman	3 years	Managing Partner and Chief Investment Officer at Champlain

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Small-Cap Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Global Equity Fund

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.73%	2.48%	2.48%	1.98%	1.48%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$741	$1,089	$1,460	$2,499
Class B: if you did not sell your shares	$251	$773	$1,321	$2,462
if you sold all your shares at the end of the period	$651	$973	$1,321	$2,462
Class C: if you did not sell your shares	$251	$773	$1,321	$2,816
if you sold all your shares at the end of the period	$351	$773	$1,321	$2,816
Class R	$201	$621	$1,068	$2,306
Class Y	$151	$468	$808	$1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in companies in both developed and emerging market countries, including the United States, but will invest at least 25% of its total assets in non-U.S. issuers. The portfolio managers focus on companies that they expect will grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. When valuations are low, the portfolio managers may also invest in companies that are not expected to grow faster than their relevant peers/markets. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) World Index (“MSCI® World Index”) and

Pyxis Funds II Prospectus

February 1, 2012

in no fewer than three different countries. As of December 31, 2011, U.S. companies represented 52.7% of the MSCI® World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with the following characteristics:

•	low prices relative to their long-term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

The portfolio managers may consider selling a security when one or more of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. These risks may be heightened for emerging markets securities.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 19.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -24.38% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -13.63%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A (inception 2/22/93)
Return Before Taxes	-18.61%	-4.97%	1.76%	4.87%
Return After Taxes on Distributions	-18.61%	-5.52%	1.42%	4.00%
Return After Taxes on Distributions and Redemptions	-12.10%	-4.08%	1.54%	4.03%
Return Before Taxes
Class B (inception 12/22/93)	-17.64%	-4.55%	1.90%	4.00%
Class C (inception 9/30/99)	-15.05%	-4.54%	1.67%	0.44%
Class R (inception 1/29/08)	-13.49%	N/A	N/A	-7.11%
Class Y (inception 11/29/93)	-12.83%	-3.47%	2.68%	4.86%
MCSI® World Index (reflects no deduction for fees, expenses or taxes)	-5.54%	-2.37%	3.62%	6.34%
After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Robert Jasminski	7 years	Senior Vice President
Daizo Motoyoshi	8 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Global Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis International Equity Fund

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Redemption Fee (as a % of redemption proceeds on redemptions within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.69%	2.44%	2.44%	1.94%	1.44%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$737	$1,077	$1,440	$2,458
Class B: if you did not sell your shares	$247	$761	$1,301	$2,421
if you sold all your shares at the end of the period	$647	$961	$1,301	$2,421
Class C: if you did not sell your shares	$247	$761	$1,301	$2,776
if you sold all your shares at the end of the period	$347	$761	$1,301	$2,776
Class R	$197	$609	$1,047	$2,264
Class Y	$147	$456	$787	$1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. Stock selection is key to the performance of the Fund.

Pyxis Funds II Prospectus

February 1, 2012

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 25.15% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -23.59% for the quarter ended September 30, 2011. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -17.46%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A (inception 3/2/94)
Return Before Taxes	-22.19%	-6.61%	1.83%	2.59%
Return After Taxes on Distributions	-22.16%	-7.37%	1.42%	1.77%
Return After Taxes on Distributions and Redemptions	-14.07%	-5.19%	1.80%	2.13%
Return Before Taxes
Class B (inception 3/2/94)	-21.45%	-6.21%	1.94%	2.68%
Class C (inception 9/30/99)	-18.96%	-6.15%	1.71%	-0.42%
Class R (inception 1/29/08)	-17.57%	N/A	N/A	-9.82%
Class Y (inception 3/2/94)	-17.25%	-5.26%	2.67%	3.21%
MSCI EAFE Index® (reflects no deduction for fees, expenses or taxes)	-12.14%	-4.72%	4.67%	3.78%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Brian Hopkinson	15 years	Senior Vice President
Ralph R. Layman	17 years	President & Chief Investment Officer — Public Equities
Paul Nestro	5 years	Senior Vice President
Jonathan L. Passmore	10 years	Senior Vice President
Michael J. Solecki	14 years	Chief Investment Officer — International Equities

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis International Equity Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Fixed Income Fund

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	3.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%	1.19%	0.69%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$517	$712	$923	$1,531
Class B: if you did not sell your shares	$172	$533	$918	$1,616
if you sold all your shares at the end of the period	$472	$733	$918	$1,616
Class C: if you did not sell your shares	$172	$533	$918	$1,998
if you sold all your shares at the end of the period	$272	$533	$918	$1,998
Class R	$121	$378	$654	$1,443
Class Y	$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 392% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury,

Pyxis Funds II Prospectus

February 1, 2012

such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the

Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 4.37% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -2.56% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 7.59%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A (inception 2/22/93)
Return Before Taxes	3.02%	4.35%	4.42%	5.19%
Return After Taxes on Distributions	1.87%	2.93%	2.86%	3.25%
Return After Taxes on Distributions and Redemptions	1.94%	2.86%	2.85%	3.22%
Return Before Taxes
Class B (inception 12/22/93)	3.80%	4.47%	4.41%	5.16%
Class C (inception 9/30/99)	5.87%	4.47%	4.11%	4.60%
Class R (inception 1/29/08)	7.41%	N/A	N/A	4.54%
Class Y (inception 11/29/93)	7.86%	5.48%	5.13%	5.66%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.31%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Investment Adviser

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Paul M. Colonna	7 years	President and Chief Investment Officer — Fixed Income
William M. Healey	16 years	Senior Vice President
Mark H. Johnson	4 years	Senior Vice President
Vita Marie Pike	7 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisaiscom/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Fixed Income Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Government Securities Fund

Investment Objective

High level of current income consistent with safety of principal.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	3.00%	1.00%[1]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.71%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$519	$718	$933	$1,553
Class B: if you did not sell your shares	$174	$539	$928	$1,638
if you sold all your shares at the end of the period	$474	$739	$928	$1,638
Class C: if you did not sell your shares	$174	$539	$928	$2,019
if you sold all your shares at the end of the period	$274	$539	$928	$2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 529% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities with remaining maturities of one year or more. The Fund normally has an average duration of approximately three to six years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued by:

•	the U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

Pyxis Funds II Prospectus

February 1, 2012

No more than 20% of the Fund’s assets may be invested in debt securities rated A or lower by Moody’s or S&P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund’s assets may be invested in debt securities rated Baa by Moody’s or BBB by S&P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities including corporate debt securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class B Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class B Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class A, Class C, Class R and Class Y Shares would have substantially similar returns as Class B because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class B shares as of December 31.

The highest calendar quarter total return for Class B Shares of the Fund was 7.00% for the quarter ended December 31, 2008 and the lowest calendar quarter total return was -3.22% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class B Shares through December 31, 2011 was 7.52%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (4/30/87) for Index)
Class B (inception 4/22/87)
Return Before Taxes	4.52%	4.34%	3.86%	5.82%
Return After Taxes on Distributions	2.14%	3.07%	2.68%	3.55%
Return After Taxes on Distributions and Redemptions	2.95%	2.97%	2.61%	3.59%
Return Before Taxes
Class A (inception 9/8/93)	3.70%	4.22%	4.03%	4.35%
Class C (inception 9/30/99)	6.61%	4.39%	3.73%	4.39%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%	7.12%

After-tax returns in the table above are shown for Class B Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Investment Adviser

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Paul M. Colonna	12 years	President and Chief Investment Officer — Fixed Income
William M. Healey	16 years	Senior Vice President
Chitranjan Sinha	4 years	Vice President

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com /Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Government Securities Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Short-Term Government Fund

Investment Objective

High level of income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s statutory Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	2.50%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	3.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	0.85%	1.00%	0.50%	None
Other Expenses[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	0.93%	1.53%	1.68%	1.18%	0.68%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$343	$539	$752	$1,364
Class B: if you did not sell your shares	$156	$483	$834	$1,514
if you sold all your shares at the end of the period	$456	$683	$834	$1,514
Class C: if you did not sell your shares	$171	$530	$913	$1,987
if you sold all your shares at the end of the period	$271	$530	$913	$1,987
Class R	$120	$375	$649	$1,432
Class Y	$69	$218	$379	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in U.S. Government securities.

Pyxis Capital, L.P. (“Pyxis”) the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund’s investments may also include mortgage-backed securities and repurchase agreements secured by U.S. Government securities. The Fund normally has a weighted average maturity of not more than three years.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are

Pyxis Funds II Prospectus

February 1, 2012

backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests in securities issued or secured by:

•	the U.S. Treasury

•	Government National Mortgage Association (Ginnie Mae)

•	Federal National Mortgage Association (Fannie Mae)

•	Federal Home Loan Mortgage Corporation (Freddie Mac)

•	other U.S. Government agencies and instrumentalities

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in a variety of debt securities, including corporate bonds, privately issued mortgage-backed securities, asset-backed securities and foreign securities. The portfolio managers may also invest in various types of derivatives to manage interest rate exposure (also known as duration).

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 2.53% for the quarter ended September 30, 2002 and the lowest calendar quarter total return was -1.13% for the quarter ended June 30, 2004. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 0.77%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/94 for Index)
Class A (inception 3/2/94)
Return Before Taxes	-1.75%	2.56%	2.71%	4.04%
Return After Taxes on Distributions	-2.34%	1.71%	1.54%	2.38%
Return After Taxes on Distributions and Redemptions	-1.14%	1.69%	1.61%	2.42%
Return Before Taxes
Class B (inception 3/2/94)	-2.76%	2.49%	2.60%	3.98%
Class C (inception 9/30/99)	-1.02%	2.33%	2.19%	2.91%
Class R (inception 1/29/08)	0.91%	N/A	N/A	2.15%
Class Y (inception 3/2/94)	1.01%	3.35%	3.22%	4.43%
Barclays Capital 1-3 Year Government Bond Index (reflects no deduction for fees, expenses or taxes)	1.56%	3.80%	3.38%	4.66%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Paul M. Colonna	7 years	President and Chief Investment Officer — Fixed Income
William M. Healey	16 years	Senior Vice President
Mark H. Johnson	4 years	Senior Vice President
James Palmieri	5 years	Vice President

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Short-Term Government Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Tax-Exempt Fund

Investment Objective

As high a level of income exempt from federal income taxation as is consistent with preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	4.25%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	3.00%	1.00%[1]	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%	0.93%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$540	$784	$1,046	$1,796
Class B: if you did not sell your shares	$196	$606	$1,042	$1,880
if you sold all your shares at the end of the period	$496	$806	$1,042	$1,880
Class C: if you did not sell your shares	$196	$606	$1,042	$2,254
if you sold all your shares at the end of the period	$296	$606	$1,042	$2,254
Class Y	$95	$296	$515	$1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2011, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 6.17 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

Pyxis Funds II Prospectus

February 1, 2012

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also invest in various types of derivatives to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 5.16% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -4.17% for the quarter ended December 31, 2010. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was 8.97%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (8/31/93 for Index)
Class A (inception 9/8/93)
Return Before Taxes	4.38%	3.48%	3.78%	4.25%
Return After Taxes on Distributions	4.37%	3.48%	3.78%	4.25%
Return After Taxes on Distributions and Redemptions	3.81%	3.46%	3.76%	4.23%
Return Before Taxes
Class B (inception 9/8/93)	5.22%	3.61%	3.61%	4.31%
Class C (inception 9/30/99)	7.16%	3.61%	3.46%	3.80%
Class Y (inception 9/26/97)	9.21%	4.62%	4.90%	4.85%
Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.32%	6.33%	5.90%	5.85%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Michael J. Caufield	11 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class Y Shares) (eligible investors only)
Class Y
Initial Investment	$1 million*
Subsequent Investments	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Tax-Exempt Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

In general, income from the Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Pyxis Funds II Prospectus

February 1, 2012

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pyxis Total Return Fund

Investment Objective

Maximum total return (total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Pyxis Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in the Fund or in other Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 108 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	4.00%	1.00%[1]	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.49%	2.24%	2.24%	1.74%	1.24%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,019	$1,341	$2,252
Class B: if you did not sell your shares	$227	$700	$1,200	$2,213
if you sold all your shares at the end of the period	$627	$900	$1,200	$2,213
Class C: if you did not sell your shares	$227	$700	$1,200	$2,575
if you sold all your shares at the end of the period	$327	$700	$1,200	$2,575
Class R	$177	$548	$944	$2,052
Class Y	$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from the Fund’s sub-adviser, GE Asset Management Incorporated (“GEAM”), to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GEAM, the Fund’s sub-adviser. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund

Pyxis Funds II Prospectus

February 1, 2012

invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries, and exchange traded funds (ETFs) to gain exposure to securities including those of U.S. issuers that are principally engaged in or related to the real estate industry.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that Pyxis may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

REIT-Specific Risk includes the risk that an investment in the stocks of real estate investment trusts (“REITs”) will decline because of adverse developments affecting the real estate industry and real property values. An investment in a REIT also may be adversely affected or lost if the REIT fails to qualify as a REIT for tax purposes.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 12.15% for the quarter ended June 30, 2003 and

Pyxis Funds II Prospectus

February 1, 2012

the lowest calendar quarter total return was -16.91% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2011 was -3.45%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for Index)
Class A (inception 2/22/93)
Return Before Taxes	-8.99%	-1.34%	2.63%	6.31%
Return After Taxes on Distributions	-9.16%	-2.09%	1.76%	5.04%
Return After Taxes on Distributions and Redemptions	-5.61%	-1.24%	2.08%	5.04%
Return Before Taxes
Class B (inception 12/22/93)	-8.00%	-0.91%	2.78%	6.21%
Class C (inception 9/30/99)	-5.11%	-0.90%	2.49%	2.74%
Class R (inception 1/29/08)	-3.63%	N/A	N/A	-1.67%
Class Y (inception 11/29/93)	-3.30%	0.07%	3.57%	6.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	-0.25%	2.92%	7.76%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.31%

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Paul M. Colonna	7 years	President and Chief Investment Officer — Fixed Income
Greg Hartch	1 year	Senior Vice President
Ralph R. Layman	14 years	President and Chief Investment Officer — Public Equities
David Wiederecht	1 year	President and Chief Investment Officer — Investment Strategies

Purchase and Sale of Fund Shares

Purchase minimum (Class A and Class C Shares) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B Shares are closed to new investments.

Purchase minimum (for Class R and Class Y Shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y Shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R or Class Y Shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com/Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Total Return Fund, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Pyxis Money Market Fund II

Investment Objective

High level of current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Institutional Class
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.37%	0.37%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Retail Class	$38	$119	$208	$468
Institutional Class	$38	$119	$208	$468

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar-denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

Pyxis Capital, L.P. (“Pyxis”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Government Securities Risk is the risk associated with U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is

Pyxis Funds II Prospectus

February 1, 2012

perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Retail Class Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Updated performance information is available by visiting www.pyxisais.com/Funds---Performance or by calling 1-877-665-1287.

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Retail Class shares as of December 31.

The highest calendar quarter total return for Retail Class Shares of the Fund was 1.28% for the quarter ended December 31, 2006 and the lowest calendar quarter total return was 0.00% for the quarter ended September 30, 2011. The Fund’s 7-day yield and 7-day effective yield as of December 31, 2011 was 0.00% and 0.00%, respectively.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception (2/28/93 for 90 Day T-Bill)
Retail Class (inception 2/23/93)	0.01%	1.49%	1.84%	3.19%
Institutional Class (inception 1/29/08)	0.01%	N/A	N/A	0.50%
90 Day T-Bill (reflects no deduction for fees, expenses or taxes)	0.06%	1.23%	1.83%	3.32%

Portfolio Management

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund.

Purchase and Sale of Fund Shares

Purchase minimum (for Retail Class shares)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Purchase minimum (for Institutional Class shares) (eligible investors only)
Institutional Class
Initial Investment	$1 million*
Subsequent Investments	None

*   Affiliated non-money market mutual funds managed by Pyxis are not subject to the $1 million minimum initial investment requirement.

Individual investors that invest directly with the Fund are not eligible to invest in the Institutional Class shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from the Fund by calling 1-877-665-1287 or from the Fund’s website at www.pyxisais.com /Tools/Forms.

In general, you may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Through your Financial Intermediary

•	By writing to Pyxis Funds II — Pyxis Money Market Fund II, P.O. Box 9840, Providence, RI 02940, or

•	By calling BNY Mellon Investment Servicing at 1-877-665-1287

Financial intermediaries may independently charge fees for shareholder transactions or for advisory services. Please see their materials for details.

Tax Information

The Fund intends to make distributions that generally will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing in the Fund through a tax-advantaged arrangement, you may be taxed later upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about Pyxis Funds II.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Barclays Capital U.S. Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Barclays Capital U.S. Corporate High Yield Bond Index covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

Barclays Capital 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest only and principal only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Dividend-Paying equities are equity securities that pay or expect to pay dividends.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity

Pyxis Funds II Prospectus

February 1, 2012

market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Exchange-Traded Funds (“ETFs”) are investment companies registered either as open-end investment companies or unit investment trusts (UITs). The majority of ETFs are passive funds that hold a portfolio of common stocks that is intended to track a particular index. They have the flexibility of trading like a security, are managed by professionals and may provide investors with diversification, cost and tax efficiency, liquidity and margin-ability. ETFs share many similar risks with open-end and closed-end funds.

Exchange-Traded Notes (“ETNs”) are debt securities with returns linked to a particular index.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, (d) has the principal trading market for its securities, or (e) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the price at which a Fund has valued them. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

MSCI® Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global equity markets.

MSCI® World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that generally pay interest exempt from federal income taxes and, in some cases, from the federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds. See “Taxation” below for a discussion of the tax consequences to shareholders of a Fund’s investments in these types of securities.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as Equity REITs or Mortgage REITs or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be sold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Pyxis Funds II Prospectus

February 1, 2012

Russell 1000 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

S&P 500 Index® is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against-the-box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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Additional Information About Principal Investment Strategies

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI and on the Funds’ website (www.pyxisais.com). In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which, with respect to principal risks, are discussed later in this Prospectus and, with respect to non-principal risks, are discussed in the Funds’ Statement of Additional Information (“SAI”). Any reference to investments made by a Fund includes those that may be made both directly by a Fund and indirectly by a Fund (e.g., through derivatives and other pooled investment vehicles (including ETFs)).

Leveraged Investment Techniques and Short Positions: Subject to applicable regulations, a Fund may employ leverage for short-term purposes such as meeting redemption requests, but not for investment purposes. To the extent a Fund borrows money from a bank, it may be required to post cash and/or securities as collateral to cover the loan until such time as it is repaid.

Funds that employ leverage or utilize shorting in their investment strategy may have a market exposure which can range from 150% net long to 50% net short. Such extremes however, will be uncommon. Examples of leveraged investment techniques include: (i) borrowing up to one third of a Fund’s assets to purchase additional securities for the Fund; and (ii) buying Underlying Funds that are designed to have market exposure that may be inverse to a particular index or that is several times the market exposure of a particular index. A Fund may take a “short position” where the portfolio manager believes that the price of a security or value of an index will decline. A Fund may “short” a particular security by selling the security without owning it at the time of the sale, with the intent of later purchasing the security at a lower price. If the price of the security goes down, the short position will be profitable to the Fund. Conversely, if the price rises the short position will be unprofitable to a Fund. A Fund may also gain short exposure to an index by buying an Underlying Fund that has an inverse exposure to the index.

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

Some Funds utilize cash as an asset class to hedge the portfolio and reduce volatility.

In addition, a Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Trustees, and, therefore, investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

To the extent that a Fund, other than Pyxis Money Market Fund II, holds cash, it may not achieve its investment objective.

Any Fund (except Pyxis Tax-Exempt Fund) with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

Pyxis Tax-Exempt Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval.

Pyxis Funds II Prospectus

February 1, 2012

Additional Information About Principal Risks

Like all mutual funds, investing in Pyxis Funds II involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the summary section of this Prospectus, along with descriptions of each Fund’s related risks. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objectives. Investing in shares of a Fund should not be considered a complete investment program. There is a risk that the share value of the Funds (except Pyxis Money Market Fund II) will fluctuate. Although Pyxis Money Market Fund II seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. Diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help you to manage risk and achieve the results you need to reach your financial goals.

The financial markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

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The principal risks of particular investments are summarized below for each Fund. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

	Pyxis Alpha Trend Strategies Fund	Pyxis Alternative Income Fund	Pyxis Energy and Materials Fund	Pyxis Trend Following Fund	Pyxis U.S. Equity Fund	Pyxis Core America Equity Fund	Pyxis Dividend Equity Fund	Pyxis Premier Growth Equity Fund
Allocation Risk
Asset-Backed Securities Risk
Banking Industry Risk
Counterparty Risk	✓	✓	✓				✓
Credit Risk		✓	✓		✓	✓		✓
Currency Risk	✓	✓	✓	✓	✓	✓	✓	✓
Debt Securities Risk			✓
Derivative Instruments Risk	✓	✓	✓	✓	✓	✓	✓	✓
Dividend-Paying Stock Risk							✓
Emerging Markets Risk	✓	✓	✓
Equity Securities Risk	✓	✓	✓				✓
Exchange-Traded Funds Risk	✓	✓	✓	✓			✓
Exchange-Traded Notes Risk	✓	✓		✓			✓
Fixed Income Securities Risk			✓
Foreign Investment Risk	✓	✓	✓	✓	✓	✓	✓	✓
Government Securities Risk				✓
Growth Investing Risk					✓			✓
Hedging Risk	✓	✓	✓				✓
High Yield Securities Risk		✓					✓
Illiquid and Restricted Securities Risk	✓	✓	✓
Industry Concentration Risk			✓
Interest Rate Risk		✓	✓	✓	✓	✓	✓	✓
Legislation Risk			✓
Leverage Risk			✓	✓
Limited Information Risk			✓
Management Risk	✓	✓	✓				✓
Market Risk			✓
Market Disruption Risk			✓
Mid-Cap Company Risk	✓	✓	✓	✓	✓		✓	✓
MLP Risk			✓
Model Risk	✓	✓		✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
Non-Diversification Risk	✓	✓	✓	✓			✓
Non-Payment Risk			✓
Portfolio Turnover Risk	✓	✓	✓	✓			✓

Pyxis Funds II Prospectus

February 1, 2012

	Pyxis Small-Cap Equity Fund	Pyxis Global Equity Fund	Pyxis International Equity Fund	Pyxis Fixed Income Fund	Pyxis Government Securities Fund	Pyxis Short-Term Government Fund	Pyxis Tax-Exempt Fund	Pyxis Total Return Fund	Pyxis Money Market Fund II
Allocation Risk	✓							✓
Asset-Backed Securities Risk				✓	✓	✓			✓
Banking Industry Risk									✓
Counterparty Risk
Credit Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Currency Risk	✓	✓	✓	✓	✓	✓		✓
Debt Securities Risk
Derivative Instruments Risk	✓	✓	✓	✓	✓	✓	✓	✓
Dividend-Paying Stock Risk
Emerging Markets Risk		✓	✓					✓
Equity Securities Risk
Exchange-Traded Funds Risk
Exchange-Traded Notes Risk
Fixed Income Securities Risk
Foreign Investment Risk	✓	✓	✓	✓	✓	✓		✓	✓
Government Securities Risk					✓	✓			✓
Growth Investing Risk	✓	✓	✓					✓
Hedging Risk
High Yield Securities Risk				✓				✓
Illiquid and Restricted Securities Risk								✓
Industry Concentration Risk
Interest Rate Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Legislation Risk
Leverage Risk
Limited Information Risk
Management Risk
Market Risk
Market Disruption Risk
Mid-Cap Company Risk		✓	✓					✓
MLP Risk
Model Risk
Mortgage-Backed Securities Risk				✓	✓	✓
Municipal Obligations Risk							✓
Non-Diversification Risk
Non-Payment Risk
Portfolio Turnover Risk

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Additional Information About Principal Risks

	Pyxis Alpha Trend Strategies Fund	Pyxis Alternative Income Fund	Pyxis Energy and Materials Fund	Pyxis Trend Following Fund	Pyxis U.S. Equity Fund	Pyxis Core America Equity Fund	Pyxis Dividend Equity Fund	Pyxis Premier Growth Equity Fund
Prepayment Risk			✓
Real Estate Securities Risk
REIT-Specific Risk
Restrictions on Resale Risk			✓
Securities Market Risk	✓	✓	✓	✓	✓	✓	✓	✓
Senior Loans Risks			✓
Short Sales Risk	✓	✓	✓	✓
Small-Cap Company Risk	✓	✓	✓	✓			✓
Tax Status Risk			✓	✓
Underlying Funds Risk				✓
Valuation Risk
Value Investing Risk					✓	✓

Pyxis Funds II Prospectus

February 1, 2012

	Pyxis Small-Cap Equity Fund	Pyxis Global Equity Fund	Pyxis International Equity Fund	Pyxis Fixed Income Fund	Pyxis Government Securities Fund	Pyxis Short-Term Government Fund	Pyxis Tax-Exempt Fund	Pyxis Total Return Fund	Pyxis Money Market Fund II
Prepayment Risk				✓	✓	✓		✓
Real Estate Securities Risk								✓
REIT-Specific Risk								✓
Restrictions on Resale Risk
Securities Market Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Senior Loans Risk
Short Sales Risk
Small-Cap Company Risk	✓							✓
Tax Status Risk
Underlying Funds Risk
Valuation Risk								✓
Value Investing Risk	✓							✓

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Additional Information About Principal Risks

Allocation Risk: Pyxis may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Banking Industry Risk: Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Counterparty Risk: A Fund may engage in transactions in securities and financial instruments that involve counterparties. Under certain conditions, a counterparty to a transaction could default or the market for certain securities and/or financial instruments may become illiquid. To limit the counterparty risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Adviser or Sub-Adviser, as applicable, to present acceptable credit risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Currency Risk: A portion of a Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Debt Securities Risk is the risk that the issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. A Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. A Fund’s investments in high yield debt securities generally subject the Fund to greater risk than investments in securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited

Pyxis Funds II Prospectus

February 1, 2012

availability or any number of other reasons deemed relevant by the Adviser or Sub-Adviser, as applicable, and the portfolio manager(s) responsible for managing the Fund.

Dividend-Paying Stock Risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by a Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders. Pyxis Dividend Equity Fund primarily invests in dividend-paying equity investments. As a result, Fund performance will correlate directly with the performance of the dividend-paying equity segment of the stock market, and the Fund may underperform funds that invest more broadly.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund’s investment in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Equity Securities Risk: The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, fundamental changes to the business, financial leverage, non-compliance with regulatory requirements and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Certain equity securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by a Fund, which could result in losses to the Fund. In addition, the credit quality of preferred stock and convertible securities held by a Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security. The market value of convertible securities also tends to fall when prevailing interest rates rise.

Exchange-Traded Funds Risk: The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

Exchange-Traded Notes Risk: A Fund may invest in exchange traded notes (“ETNs”), which are debt securities with returns linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets or other relevant markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity or other reference asset. ETNs are also subject to the risk of being illiquid. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of ETNs. A Fund’s investments in commodities-linked ETNs may be limited by these and other tax considerations, including the Fund’s intention to qualify annually as a regulated investment company under the Code. See “Taxes” below.

Fixed Income Securities Risk: The value of fixed income securities typically changes as interest rates fluctuate. During periods of rising interest rates, fixed income securities generally decline in value. Conversely, during periods of falling interest rates, fixed income securities generally rise in value. This kind of market risk is generally greater for a fund investing in fixed income securities with longer durations.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs,

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generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Securities Risk: Extreme conditions affecting the bond markets have meant that the yield on certain U.S. Government securities has been very low, and may continue to be very low. As a result, mutual funds that invest primarily in U.S. Government securities may experience negative current yields and not achieve their investment objective(s).

Hedging Risk: A Fund’s use of derivatives and other transactions, such as swaps, options and futures, may involve risks not associated with other types of investments that the Fund intends to purchase and it is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. A Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the Adviser or Sub-Adviser’s ability, as applicable, to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that the Adviser or Sub-Adviser’s judgment, as applicable, in this respect will be correct. In addition, no assurance can be given that a Fund will enter into hedging or other transactions (including hedging exposure to non-U.S. currency exchange rate risk) at times or under circumstances in which it may be advisable to do so.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid and Restricted Securities Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk. Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from selling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protections as publicly traded securities.

Industry Concentration Risk: Because Pyxis Energy and Materials Fund normally invests at least 80% of the value of its assets in Energy and Material Companies, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries. The Energy and Materials industries may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of companies in energy-related industries are also affected by supply and demand both for their specific product or service and for energy products in general.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Legislation Risk: To the extent that state, federal or international regulators impose additional requirements or restrictions with respect to the Energy and Materials Companies, the availability of Energy and Materials securities for investment by the Fund may be adversely affected.

In addition, to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of senior loan interests for investment by a Fund may be

Pyxis Funds II Prospectus

February 1, 2012

adversely affected. Such requirements or restrictions may reduce or eliminate sources of financing for affected borrowers. Further, to the extent that legislation or federal or state regulators require such institutions to dispose of debt securities relating to highly leveraged transactions or subject such securities to increased regulatory scrutiny, such financial institutions may determine to sell debt securities in a manner that results in a price that, in the opinion of the Adviser or Sub-Adviser, as applicable, is not indicative of fair value. Were a Fund to attempt to sell a securities at a time when a financial institution was engaging in such a sale with respect to the securities, the price at which the Fund could consummate such a sale might be adversely affected.

Leverage Risk: When deemed appropriate by the Adviser, Sub-Adviser or portfolio manager(s), as applicable, and subject to applicable regulations, a Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities while giving the purchaser the full benefit of movement in the market of those underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent a Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. The level of interest rates generally, and the rates at which such funds may be borrowed in particular, could affect the operating results of a Fund. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, a Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

If the amount of borrowings that a Fund may have outstanding at any one time is large in relation to its capital, fluctuations in the market value of the Fund’s portfolio will have disproportionately large effects in relation to the Fund’s capital and the possibilities for profit and the risk of loss will therefore be increased. Any investment gains made with the additional monies borrowed will generally cause the NAV of a Fund to rise more rapidly than would otherwise be the case. Conversely, if the investment performance of the investments acquired with borrowed money fails to cover their cost to a Fund, the NAV of the Fund will generally decline faster than would otherwise be the case. If a Fund employs leverage, the Adviser or Sub-Adviser, as applicable, will benefit because the Fund’s average daily managed assets will increase with leverage and the Adviser or Sub-Adviser, as applicable, is compensated based on a percentage of average daily managed assets.

Under the terms of any loan agreement, a Fund may be required to, among other things, pledge some or all of its assets, limit its ability to pay distributions in certain circumstances, incur additional debts and engage in certain transactions. Such agreements could limit a Fund’s ability to pursue its investment strategies. The terms of any loan agreement could be more or less restrictive than those described.

Limited Information Risk: The types of senior loans in which a Fund will invest historically have not been rated by a nationally recognized statistical rating organization (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although a Fund will generally have access to financial and other information made available to the lenders in connection with senior loans, the amount of public information available with respect to senior loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of a Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Adviser or Sub-Adviser, as applicable, than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

Management Risk: A Fund’s ability to identify and invest in attractive opportunities is dependent upon the Adviser or Sub-Adviser, as applicable. If one or more key individuals leave, the Adviser or Sub-Adviser, as applicable, may not be able to hire qualified replacements or may require extended time to do so. This situation could prevent a Fund from achieving its investment objectives. Funds’ portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security.

Market Risk: Because Funds may purchase common stocks, those Funds are subject to the risk that stock prices will fall over short or long periods of time. The profitability of a Fund substantially depends upon the Adviser or Sub-Adviser, as applicable, correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. The Adviser or Sub-Adviser, as applicable, cannot guarantee that it will be successful in accurately predicting price movements. The performance of any investment is subject to numerous factors that are neither within the control of, nor predictable by, the Adviser or Sub-Adviser, as applicable. Such factors include a wide range of economic, political, competitive and other conditions that may affect investments in general or specific industries or companies. Certain events, such as terrorist attacks, wars and other geopolitical events, may have disruptive negative effects on securities markets and a Fund. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may change drastically from day to day. In recent years, the securities markets have become increasingly volatile, which may adversely affect the ability of a Fund to realize profits. As a result of the nature of a Fund’s investment activities, it is possible that a Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even

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after taking into account the reinvestment of dividends and distributions.

Market Disruption Risk: Recently, domestic and international markets have experienced a period of acute stress starting in the real estate and financial sectors and then moving to other sectors of the world economy. This stress has resulted in unusual and extreme volatility in the equity and debt markets and in the prices of individual investments. These market conditions could add to the risk of short-term volatility of a Fund. During periods of extreme market volatility, prices of securities held by a Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by a Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

In addition, debt markets have experienced a period of high volatility, which has negatively impacted market liquidity conditions and prices. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. These concerns expanded to include derivatives, securitized assets and a broad range of other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments have experienced, and may in the future experience, liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on a Fund’s investments and hamper a Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. Market conditions may also make it more difficult or impossible for a Fund to use leverage to the degree required, or make any such leverage more expensive (for example, by increasing interest expense).

MLP Risk: A Fund may invest in master limited partnerships (“MLP”) units. An investment in MLP units involves some risks which differ from Equity Securities Risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of our investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income. As a result, there could be a material reduction in the cash flow from MLP unit investments.

Model Risk is the risk that the models used by a Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of a Fund is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Interest income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains recognized on the disposition of municipal obligations are generally subject to federal income tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. See “Taxation” below. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Non-Diversification Risk: Due to the nature of a Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few

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February 1, 2012

issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Non-Payment Risk: Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the security experiencing non-payment and a potential decrease in the NAV of a Fund. A Fund generally will invest in collateralized debt securities only if the Adviser or Sub-Adviser, as applicable, believes the value of the collateral, which may include guarantees, exceeds the principal amount of the debt security at the time of initial investment. However, there can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Moreover, as a practical matter, most borrowers cannot satisfy their debts by selling their assets. Borrowers pay their debts from the cash flow they generate. This is particularly the case for borrowers that are highly leveraged. Many of the debt securities purchased by a Fund will be to highly leveraged borrowers. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower is far more likely to seek to restructure its debts than it is to sell off assets to pay its debts. Borrowers may try to restructure their debts either by seeking protection from creditors under Chapter 11 of the U.S. Bankruptcy Code (the “Bankruptcy Code”) or negotiating a work out. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a debt security.

Portfolio Turnover Risk: A high rate of portfolio turnover (i.e., 100% or more) will result in increased transaction costs for a Fund in the form of increased dealer spreads and brokerage commissions. High portfolio turnover also may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower a Fund’s after-tax performance.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security depends on the structure, cash flow and management skill of the particular company.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because Pyxis Total Return Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Restrictions on Resale Risk: Senior loans may not be readily marketable and may be subject to restrictions on resale. Interests in senior loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the senior loans in which a Fund may invest. To the extent that a secondary market may exist for certain of the senior loans in which a Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Pyxis Energy and Materials Fund has no limitation on the amount of its assets that may be invested in senior loans that are not readily marketable or are subject to restrictions on resale. Because a substantial portion of the Fund’s assets will be invested in senior loan interests, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be restricted, and the Fund and shareholders may suffer capital losses as a result. However, many of the senior loans in which Pyxis Energy and Materials Fund expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which should, in the Adviser’s or Sub-Adviser’s, as applicable, opinion, enhance the relative liquidity of such interests.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, a Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption

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requests in times of overall market turmoil or declining prices for the securities sold.

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Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

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Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Senior Loans Risk: The risks associated with senior loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured. senior loans’ higher standing in an issuer’s capital structure has historically resulted in generally higher recoveries than other below investment grade securities in the event of a corporate reorganization or other restructuring. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although, because their interest rates are adjusted for changes in short-term interest rates, senior loans generally have less interest rate risk than other high yield investments, which typically pay fixed rates of interest. A Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk: Short sales by a Fund that are not made “against-the-box” (that is when the Fund has an offsetting long position in the asset that it is selling short) theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows a Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. A Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. See “Taxation” below for special tax considerations associated with engaging in short sales.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

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Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

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Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

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Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

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Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Tax Status Risk: The Fund’s ability to invest in MLPs and certain commodity-related instruments is limited by the Fund’s intention to qualify as a RIC under the Code and, if the Fund does not appropriately limit such investments or if such

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February 1, 2012

investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC. For instance, asset diversification requirements applicable to RICs generally limit the Fund’s total investments in securities of one or more MLPs or other entities that qualify as so-called “qualified publicly traded partnerships”, including certain ETFs that invest in commodity-related derivatives, to 25% of the Fund’s total assets at the end of each quarter of the Fund’s taxable year. If the Fund were to exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. In addition, in order to qualify as a RIC, the Fund must meet annually a source of income requirement, generally requiring at least 90% of its gross income to be derived from certain specified sources. Under current guidance, direct investments in commodities and certain commodity-related instruments generally would not produce qualifying income for a RIC, while the qualifying income status of other commodity-related instruments is uncertain under current law. The Fund intends to appropriately limit its investments in commodity-related instruments in order to meet such qualifying income requirements. If, however, the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Taxation” below.

Underlying Funds Risk: Certain Funds may invest in ETFs, mutual funds and closed-end funds. As a result, your cost of investing in such Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Net Asset Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI and on the Funds’ website.

Management of the Funds

Board of Trustees and Investment Adviser

The Board of Trustees (the “Board”) has overall management responsibility for the Funds. See “Management of the Trust” in the SAI for the names of and other information about the Trustees and officers of the Funds.

Pyxis Capital, L.P. (“Pyxis” or the “Adviser”) (formerly, Highland Funds Asset Management, L.P.) serves as investment adviser to each Fund. The address of the Adviser is NexBank Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 (effective March 2012, the address of the Adviser will be 200 Crescent Court, Suite 700, Dallas, Texas 75201). Organized in February 2009, Pyxis is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2011, Pyxis had approximately $3 billion in assets under management. Pyxis is also the Fund’s administrator. Pyxis is owned by Highland Capital Management Services, Inc., a Delaware corporation (“HCM Services”) and its general partner, Strand Advisors XVI, Inc., of which James Dondero is the sole stockholder. HCM Services is controlled by Mr. Dondero and Mark Okada by virtue of their respective share ownership.

Management Fee

Each of the Funds has entered into an investment advisory agreement with Pyxis (each an “Investment Advisory Agreement”) pursuant to which Pyxis either provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and conducting investment research, or hires a sub-adviser to do so, subject to Pyxis’ general oversight. Additionally, Pyxis pays the compensation of the Trustee of the Fund who is Pyxis’ employee. In return for its advisory services, each Fund pays the Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s average daily managed assets. “Average Daily Managed Assets” of a Fund shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). During the Funds’ most recent fiscal half-year, the Board approved Investment Advisory Agreements for the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, Energy and Materials Fund and Trend Following Fund. A discussion regarding the Board’s approval of the Investment Advisory Agreement for the Trend Following Fund is available in the Pyxis Funds II annual report to shareholders for the period ended September 30, 2011. A discussion regarding the Board’s approval for the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund and Energy and Materials Fund will be available in the Pyxis Funds II semi-annual report to shareholders for the period ended March 31, 2012. Each Investment Advisory Agreement may be terminated by the applicable Fund or by vote of a majority of the outstanding voting securities of such Fund, without the payment of any penalty, on not more than 60 days’ written notice. In addition, each Investment Advisory Agreement automatically terminates in the event of its “assignment” (as defined in the 1940 Act). The table below shows the advisory fees (after fee waivers) that GEAM, the prior investment adviser for certain Funds, and Pyxis received for each Fund for the fiscal period ended September 30, 2011 and each Fund’s contractual advisory fee with Pyxis:

Fund	Advisory Fee Rate (payable to Pyxis and the sub-advisers)
Pyxis Alpha Trend Strategies Fund	1.80%
Pyxis Alternative Income Fund	1.80%
Pyxis Energy and Materials Fund	1.00%
Pyxis Trend Following Fund	1.80%
Pyxis U.S. Equity Fund	0.40%
Pyxis Core America Equity Fund	0.55%
Pyxis Dividend Equity Fund	1.00%
Pyxis Premier Growth Equity Fund	0.60%
Pyxis Small-Cap Equity Fund	0.95%
Pyxis Global Equity Fund	0.75%
Pyxis International Equity Fund	0.80%
Pyxis Fixed Income Fund	0.35%
Pyxis Government Securities Fund	0.40%
Pyxis Short-Term Government Fund	0.30%
Pyxis Tax-Exempt Fund	0.35%
Pyxis Total Return Fund	0.50%
Pyxis Money Market Fund II	0.25%

With respect to Pyxis Alternative Income Fund, Pyxis has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses. This voluntary management fee and/or expense subsidy may be modified or discontinued by Pyxis at any time with 14 days’ notice. This voluntary management fee and/or expense subsidy may be modified or discontinued by Pyxis at any time without notice. With respect to Pyxis Trend Following Fund, Pyxis has contractually agreed to reduce its management fee and/or subsidize certain expenses of the Fund through May 31, 2012 to the extent that the Fund’s annual operating expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceed 2.25% with respect to Class A Shares; 2.90% with respect to Class C Shares, 2.40% with respect to Class R Shares, and 1.90% with respect to Class Y Shares. After May 31, 2012, this management fee reduction and/or expense subsidy may be modified or discontinued by Pyxis at any time with 14 days’ notice to the Fund. With respect to Pyxis Dividend Equity Fund, Pyxis has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent that the annual operating expenses, excluding Acquired Fund Fees and Expenses, exceed 2.25% with respect to Class A Shares, 2.90% with respect to Class C Shares, 2.40% with respect to Class R Shares, and 1.90% with respect to Class Y Shares. With respect to Pyxis Money Market

Pyxis Funds II Prospectus

February 1, 2012

Fund II, Pyxis has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by Pyxis at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Investment Sub-Advisers

Pyxis seeks to make the best managers available to Fund shareholders, whether that means accessing Pyxis’ wealth of internal talent or using external talent (sub-advisers). When Pyxis feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. Pyxis is proud to engage the following sub-advisers who are responsible for the day-to-day management of a portion of the respective Fund’s assets allocated to the sub-adviser. Each sub-adviser’s services include buying and selling securities for its respective Fund and conducting investment research. As with Pyxis’ portfolio managers, the sub-advisers may change the portfolio managers who are responsible for managing a portion of the Fund’s assets allocated to the sub-adviser (the “Allocated Assets”) from time to time.

Anchor Capital Management Group, Inc. (“Anchor”)

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Anchor is the investment sub-adviser of Pyxis Alpha Trend Strategies Fund and Pyxis Alternative Income Fund. The Adviser has entered into sub-advisory agreements with Anchor (the “Anchor Sub-Advisory Agreements”) pursuant to which Anchor provides the day-to-day management of each Fund’s portfolio of securities, which includes buying and selling securities for each Fund, according to each Fund’s investment objective, polices, and restrictions, and conducting investment research subject to the authority of the Trust’s Board and supervision by Pyxis. Pursuant to the terms and conditions of the Anchor Sub-Advisory Agreements, Anchor will be paid a monthly fee by Pyxis. Anchor was established in 1994 and serves as an investment adviser primarily for separate accounts and individual investors.

Brookmont Capital Management, LLC (“Brookmont”)

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

Brookmont is the investment sub-adviser of Pyxis Dividend Equity Fund. The Adviser has entered into a sub-advisory agreement with Brookmont (the “Brookmont Sub-Advisory Agreement”) pursuant to which Brookmont provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund, according to the Fund’s investment objective, polices, and restrictions, and conducting investment research subject to the authority of the Trust’s Board and supervision by Pyxis. Pursuant to the terms and conditions of the Brookmont Sub-Advisory Agreement, Brookmont will be paid a monthly fee by Pyxis. Brookmont was established in January 2008 and serves as an investment adviser primarily for separate accounts and individual investors. As of the date of this Prospectus, the Fund is the only registered investment company managed by Brookmont.

GE Asset Management (“GEAM”)

1600 Summer Street

Stamford, Connecticut 06904-7900

or at:

P.O. Box 7900

Stamford, Connecticut 06904-7900

GEAM is the investment sub-adviser of each of Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Fixed Income Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Total Return Fund, and Pyxis Money Market Fund II. GEAM is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2011, GEAM had approximately $115 billion of assets under management, of which approximately $24 billion was invested in mutual funds.

Highland Capital Management, L.P. (“HCM”)

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address effective March 2012:

200 Crescent Court, Suite 700,

Dallas, Texas 75201)

HCM is the investment sub-adviser to Pyxis Energy and Materials Fund. The Adviser has entered into a sub-advisory agreement with HCM (the “HCM Sub-Advisory Agreement”) pursuant to which HCM provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund, according to the Fund’s investment objective, polices, and restrictions, and conducting investment research subject to the authority of the Trust’s Board and supervision by Pyxis. Pursuant to the terms and conditions of the Sub-Advisory Agreement, HCM will be paid a monthly fee by Pyxis. HCM was established in March 1993.

Incline Analytics (“Incline”)

4790 Caughlin Parkway, Suite 214,

Reno, NV 89519

Incline is the investment sub-adviser to the Pyxis Trend Following Fund and, prior to May 31, 2011, was the investment adviser to the Fund’s Predecessor Fund. The Adviser has entered into a sub-advisory agreement with Incline (the “Incline Sub-Advisory Agreement”) pursuant to which Incline is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices, and restrictions, subject to the authority of the Trust’s Board, and supervision by Pyxis. Pursuant to the terms and conditions of the Incline Sub-Advisory Agreement, Incline will be paid a sub-advisory

Management of the Funds

Investment Sub-Advisers

fee by Pyxis. Incline was established in November 2008 and serves as an investment adviser for investment companies. As of the date of this Prospectus, the Fund is the only account managed by Incline.

The assets of Pyxis Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade and (ii) Champlain. Pyxis is responsible for allocating the Fund’s assets among the sub-advisers in its discretion, and for managing the Fund’s cash position. The following sets forth the information for each sub-adviser:

Champlain Investment Partners, LLC (“Champlain”)

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Champlain is a registered investment adviser that was formed in 2004 to focus on managing core small and mid-cap strategies. As of September 30, 2011, Champlain had over $3.8 billion in assets under management.

Palisade Capital Management, LLC (“Palisade”)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets of $3.4 billion as of December 31, 2011. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management Incorporated. Palisade has managed Pyxis Small-Cap Equity Fund since its inception.

Palisade’s Allocated Assets are managed by members of Palisade’s Investment Policy Committee.

Sub-Advisory Fee:

Pyxis pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by Pyxis monthly and is based upon the average daily net assets of each respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, Pyxis pays an investment sub-advisory fee for all Funds to each sub-adviser. Each sub-adviser will be entitled to receive from Pyxis a monthly fee, computed and accrued daily, based on the annual rates set forth below:

Pyxis Alpha Trend Strategies Fund	0.90%
Pyxis Alternative Income Fund	0.90%
Pyxis Energy and Materials Fund	0.50%
Pyxis Trend Following Fund	0.90%
Pyxis U.S. Equity Fund	0.20%
Pyxis Core America Equity Fund	0.275%
Pyxis Dividend Equity Fund	0.50%
Pyxis Premier Growth Equity Fund	0.30%
Pyxis Global Equity Fund	0.375%
Pyxis International Equity Fund	0.40%
Pyxis Fixed Income Fund	0.175%
Pyxis Government Securities Fund	0.20%
Pyxis Short-Term Government Fund	0.15%
Pyxis Tax-Exempt Fund	0.175%
Pyxis Total Return Fund	0.25%
Pyxis Money Market Fund II	0.125%

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February 1, 2012

Administrator/Sub-Administrator

For the Alternative Funds and the Dividend Equity Fund (the “New Funds”), Pyxis provides administration services for a monthly administration fee. In such capacity, Pyxis generally assists each New Fund in all aspects of its administration and operations. Additionally, Pyxis furnishes offices, necessary facilities, equipment and personnel. Under a separate sub-administration agreement, Pyxis has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY”), 760 Moore Road, King of Prussia, Pennsylvania, 19406, and pays BNY a portion of the fee it receives from each New Fund. Under the sub-administration agreement, BNY has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund. With respect to Pyxis Alpha Trend Strategies Fund, Pyxis has voluntarily undertaken to waive 0.19% of the 0.20% administration fee until these Funds achieve scale. This administration fee waiver is voluntary and is subject to termination at any time by Pyxis without notice.

On behalf of the rest of the Funds, each of which is sub-advised by either GEAM, Palisade or Champlain, Pyxis Funds II has entered into an administration services agreement with BNY and pays BNY a joint fee for administration and accounting services. As with the New Funds, Pyxis generally assists in all aspects of their administration and operations and furnishes offices, necessary facilities, equipment and personnel.

For more information about the Funds’ administration agreements, please see “Administrator/Sub-Administrator” in the SAI.

Multi-Manager Structure

The Trust and the Adviser qualify for exemptive relief under a multi-managers’ exemptive order from certain provisions of the 1940 Act, pursuant to which the Adviser will, subject to the oversight of the Funds’ Board, be permitted to enter into and materially amend sub-advisory agreements on behalf of each Fund with sub-advisers unaffiliated with the Adviser without such agreements being approved by the shareholders of each Fund (the “Multi-Manager Structure”). The Funds’ Board and the Adviser will therefore have the right to hire, terminate or replace sub-advisers without first obtaining shareholder approval, including in the event that a sub-advisory agreement has automatically terminated as a result of an assignment. The Adviser will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. Shareholders of the Funds, except for Pyxis Premier Growth Equity Fund, have already approved the adoption of the Multi-Manager Structure, which enables these Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Shareholders of Pyxis Premier Growth Equity Fund would have to separately vote to approve any change Pyxis seeks to make relating to the Fund’s sub-adviser and sub-advisory agreement. The Trust and the Adviser will be subject to certain conditions imposed by the Order, including the condition that within 90 days of hiring of a new non-affiliated sub-adviser, a Fund will provide shareholders with an information statement containing information about the sub-adviser. Shareholders of each Fund retain the right to terminate a sub-advisory agreement for such Fund at any time by a vote of the majority of the outstanding securities of such Fund.

Operation of a Fund under the Multi- Manager Structure will not: (1) permit management fees paid by a Fund to Pyxis to be increased without shareholder approval; or (2) diminish Pyxis’ responsibilities to a Fund, including Pyxis’ overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Board of Trustees’ Approval of Investment Advisory Agreements

During the Funds’ most recent fiscal half-year, the Board approved Investment Advisory Agreements for the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, Energy and Materials Fund and Trend Following Fund. A discussion regarding the Board’s approval of the Investment Advisory Agreement for the Trend Following Fund is available in the Pyxis Funds II annual report to shareholders for the period ended September 30, 2011. A discussion regarding the Board’s approval for the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund and Energy and Materials Fund will be available in the Pyxis Funds II semi-annual report to shareholders for the period ended March 31, 2012.

Management of the Funds

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of a Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of a Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds followed by biographical information for each portfolio manager.

Portfolio Management Teams

Pyxis Alpha Trend Strategies Fund is managed by Eric Leake and Garrett Waters.

Pyxis Alternative Income Fund in managed by Eric Leake and Garrett Waters.

Pyxis Energy & Materials Fund is managed by Amit Walia.

Pyxis Trend Following Fund is managed by Michiel H. Hurley.

Pyxis U.S. Equity Fund is managed by a team of portfolio managers that includes David B. Carlson, Stephen V. Gelhaus, Thomas R. Lincoln, and Paul C. Reinhardt. Each of the forgoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

Pyxis Core America Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

Pyxis Dividend Equity Fund is managed by Robert Bugg.

Pyxis Premier Growth Equity Fund is managed by David B. Carlson.

Pyxis Small-Cap Equity Fund is managed by Jeffrey Schwartz and Scott T. Brayman, who are portfolio managers at Palisade and Champlain (the Fund’s sub-advisers), respectively. Additional information about each sub-adviser can be found under the section entitled — Investment Sub-Advisers — Pyxis Small-Cap Equity Fund earlier in this Prospectus.

Pyxis Global Equity Fund is managed by Robert A. Jasminski and Daizo Motoyoshi. Messrs. Jasminski and Motoyoshi each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades.

Pyxis International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

Pyxis Fixed Income Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and Vita Marie Pike. The team is led by Mr. Colonna, who is vested with oversight authority. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.

Pyxis Government Securities Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey and Chitranjan Sinha. As lead portfolio manager for the Fund, Mr. Healey chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

Pyxis Short-Term Government Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and James Palmieri. As lead portfolio manager for the Fund, Mr. Colonna chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

Pyxis Tax-Exempt Fund is managed by Michael J. Caufield.

Pyxis Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Greg Hartch, Ralph R. Layman and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Mr. Layman manages the U.S. equity and international equity portions of the Fund and Mr. Colonna manages the fixed income portion of the Fund, each with a team of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

Pyxis Funds II Prospectus

February 1, 2012

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. Except in the case of Pyxis Money Market Fund II, the SAI provides the following additional information about each portfolio manager (including those of GEAM, Palisade and Champlain): (i) portfolio manager’s compensation; (ii) other accounts managed be each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

Scott T. Brayman is the Managing Partner and Chief Investment Officer at Champlain and has more than 24 years of investment management experience. He is the portfolio manager of Pyxis Small-Cap Equity Fund and has served in that capacity for the last four years. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

Robert Bugg is Principal and Chief Investment Officer of Brookmont and founded Brookmont in January 2008. Prior to that, he served as a Senior Investment Manager with Comerica Bank’s Asset Management Department, where he helped launch the dividend income strategy in 2000, and served as Portfolio Manager and Equity Analyst for AmSouth Bank and SunTrust Bank. He has served as a portfolio manager of Pyxis Dividend Equity Fund since inception. Mr. Bugg is a graduate of Huntingdon College where he received B.A. degrees in both Marketing and History. He earned his Master of Business Administration from the University of Alabama and is a Chartered Financial Analyst (CFA). Mr. Bugg currently manages the dividend equity strategy separate account for Brookmont.

David B. Carlson is the Chief Investment Officer — U.S. Equities at GEAM. He co-manages the overall U.S. equity investments for GEAM. Mr. Carlson has served as portfolio manager for Pyxis U.S. Equity Fund since February 2011 and Pyxis Premier Growth Equity Fund since the Fund’s commencement. Mr. Carlson joined GEAM in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GEAM. He is the portfolio manager of Pyxis Tax-Exempt Fund and has served in that capacity since October 2000. Mr. Caufield joined GEAM in 1987 as Vice President, manager of fixed income research & analysis and was promoted to Senior Vice President in 1994.

Paul M. Colonna is the President and Chief Investment Officer — Fixed Income and a Director at GEAM. Since January 2005, he has led the teams of portfolio managers for Pyxis Fixed Income Fund and Pyxis Short-Term Government Fund and has been responsible for the fixed income portion of Pyxis Total Return Fund. He has served on the portfolio management team for Pyxis Government Securities Fund since February 2000. Mr. Colonna became President — Fixed Income in March 2007. Prior to joining GEAM in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Stephen V. Gelhaus is a Senior Vice President of GEAM. He has been a member of the portfolio management teams for Pyxis U.S. Equity Fund and Pyxis Core America Equity Fund since January 2002. Mr. Gelhaus joined GEAM in June 1991 and was a research analyst in the U.S.-Equities group from 1995 through 2001 and became an associate portfolio manager for Pyxis Core America Equity Fund in August 1999.

Greg Hartch is a Senior Vice President — Strategy and Business Development Leader at GEAM. He has served as a portfolio manager to Pyxis Total Return Fund since January 2011. Mr. Hartch joined GEAM in 2002 and has held various positions at GEAM including Senior Vice President — Alternative Assets from 2002 to 2004, Director of Fixed Income Research from 2004 to 2007, Managing Director — International Real Estate from 2007 to 2010 and Senior Vice President — Tactical Asset Allocation from 2010 to 2011.

William M. Healey is a Senior Vice President of GEAM. He has served on the portfolio management teams for Pyxis Fixed Income Fund, Pyxis Government Securities Fund and Pyxis Short-Term Government Fund since joining GEAM in 1996. Prior to joining GEAM, Mr. Healey spent over 10 years in the fixed income group at MetLife.

Brian Hopkinson is a Senior Vice President of GEAM. He has been a portfolio manager for Pyxis International Equity Fund since October 1996. Prior to joining GEAM, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

Michiel H. Hurley is a Managing Member of Incline. He has served as a portfolio manager to Pyxis Trend Following Fund since inception. Mr. Hurley founded Incline in November 2008. Prior to that, he served as a Portfolio Manager with Fusion Asset Management, LLC, where he managed the Fusion Global Long/Short Fund (FGLSX) from its inception in September 2007 to November 2008. He served as Chief Technical Strategist for M.S. Howells & Co. from April 2005 to August 2006, as an independent research provider and consultant from June 2002 to April 2005 and from June 1999 to February 2002 was the Chief Technical Strategist for E*Offering/Sound View Technology Group. From 1986 to 1994 he served as a commissioned officer in the United States Navy, where he flew over 50 combat missions during Operation Desert Storm, earning two Air Medals. Mr. Hurley is a graduate of the University of California, Santa Barbara where he received B.A. degrees in both Business Economics and Chemistry. He is Series 65 licensed and is a Chartered Market Technician (CMT). Mr. Hurley also served as portfolio manager of the Predecessor Fund from its inception.

Management of the Funds

About the Funds’ Portfolio Managers

Robert Jasminski is a Senior Vice President of GEAM. He has been a portfolio manager for Pyxis Global Equity Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GEAM in 1993 as a fixed income specialist and has been an international equity analyst and an International Small-Cap portfolio manager since 1998.

Mark H. Johnson is a Senior Vice President of GEAM and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for Pyxis Fixed Income Fund and Pyxis Short-Term Government Fund since September 2007. Mr. Johnson joined GE in 1998. and GEAM in 2002 as a Vice President and portfolio manager . Prior to joining GEAM, Mr. Johnson held positions at insurance companies and public accounting firms.

Ralph R. Layman is the President and Chief Investment Officer — Public Equities and a Director at GEAM. He manages the overall equity investments for GEAM. Mr. Layman has led the team of portfolio managers for Pyxis International Equity Fund since the Fund’s commencement and has been responsible for the international equity portion of Pyxis Total Return Fund since September 1997, and became responsible for overseeing the entire equities portion of the Pyxis Total Return Fund as of July 2009. Mr. Layman joined GEAM in 1991 as a Senior Vice President for International Investments and became an Executive Vice President in 1992 and President — International Equities in March 2007.

Eric Leake is a founding Partner and Chief Investment Officer of Anchor, where he has served as Chief Investment Officer and portfolio manager for Anchor’s separate accounts since 1996. He has been a portfolio manager of Pyxis Alpha Trend Strategies Fund and Pyxis Alternative Income Fund since inception. He is an active member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), and National Association of Active Investment Managers (NAAIM). Mr. Leake attended Azusa Pacific University from 1988 — 1992.

Thomas R. Lincoln is a Senior Vice President of GEAM. He has served on the portfolio management team for Pyxis U.S. Equity Fund since May 2007. Mr. Lincoln joined GEAM in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GEAM in 1997 and a portfolio manager for U.S. Equities in 2003.

Daizo Motoyoshi is a Senior Vice President of GEAM. He has been a portfolio manager of Pyxis Global Equity Fund since September 2003. Mr. Motoyoshi joined GEAM in 1994 as an international equity analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GEAM, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

Paul Nestro is a Senior Vice President of GEAM. He has been a member of the portfolio management team for Pyxis International Equity Fund since February 2007. Mr. Nestro joined GEAM in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

James F. Palmieri is a Vice President of GEAM. Since March 2006, he has managed the mortgage-backed securities sector for Pyxis Short Term Government Fund. Prior to joining GEAM in March 2006, Mr. Palmieri was a Director of Investments for Constitution Corporate Federal Credit Union from February 2005 to March 2006 and a portfolio manager for CIGNA Investment Management from January 2000 to February 2005.

Jonathan L. Passmore is a Senior Vice President of GEAM. He has served as a portfolio manager of Pyxis International Equity Fund since January 2002. Prior to joining GEAM in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equities.

Vita Marie Pike is a Senior Vice President of GEAM. She has served on the portfolio management team for Pyxis Fixed Income Fund since June 2004. Prior to joining GEAM in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GEAM. He has been a portfolio manager for Pyxis U.S. Equity Fund and for Pyxis Core America Equity Fund since January 2001. Mr. Reinhardt joined GEAM in 1982 as an equity analyst and has been a portfolio manager since 1987.

Jeffrey Schwartz is Senior Portfolio Manager of Palisade. He joined Palisade in October 2004 and has since served as a portfolio manager of Pyxis Small-Cap Equity Fund. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

Chitranjan Sinha is a Vice President and senior quantitative analyst at GEAM. He has served on the portfolio management team for Pyxis Government Securities Fund since September 2007. Mr. Sinha joined GEAM in 1997 and became a fixed income analyst in 1998. He became Vice President — Derivative Strategies in 2002, senior quantitative analyst in 2003 and a portfolio manager in 2005.

Michael J. Solecki is the Chief Investment Officer — International Equities at GEAM. He has served as a portfolio manager of Pyxis International Equity Fund since September 1997. He joined GEAM in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

Dennison T. (“Dan”) Veru is Executive Vice-President and Chief Investment Officer of Palisade. He has served as a portfolio manager of Pyxis Small-Cap Equity Fund since 2006. Since

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February 1, 2012

joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Amit Walia is a Partner and Senior Portfolio Manager at HCM since 2007. He has served as a portfolio manager of Pyxis Energy and Materials Fund since inception. Prior to his current role, Mr. Walia served as a Portfolio Manager at HCM covering Energy, Chemicals, Utilities, and other industries. He has a total of 21 years of experience in investments, mergers & acquisitions and banking including 15 years of experience covering the energy and materials space. Prior to joining HCM in 2003, Mr. Walia worked from 1999 to 2002 as a Vice President in the corporate development group at Enron Corp where he worked on number of transactions in the power, oil & gas and alternative energy sectors . Prior to this he was a Director of Structured and Project Finance within the energy group at ANZ Banking Group Ltd in New York. He received his MBA (Finance) from the Simon School of Business, University of Rochester and a Bachelor of Science in Mechanical Engineering from the Indian Institute of Technology, Delhi. Mr. Walia has earned the right to use the Chartered Financial Analyst designation.

Garrett Waters is a Partner and Portfolio Manager with Anchor. He has served as a portfolio manager of Pyxis Alpha Trend Strategies Fund and Pyxis Alternative Income Fund since inception. Prior to joining Anchor, Mr. Waters started his investment career in the institutional investment management division at J.P. Morgan Investment Management. He then when on to hold positions with Barclays Global Investors, Hollencrest Capital Management, and Pacific Financial Advisors. Mr. Waters is a graduate of Villanova University with a degree in business.

David Wiederecht is the President and Chief Investment Officer — Investment Strategies and a Director at GEAM. He has served as a portfolio manager of Pyxis Total Return Fund since January 2011. Mr. Wiederecht joined GEAM in 1988 and has held various positions at GEAM including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Strategies since 2008.

Sub-Adviser Prior Performance Information

Pyxis Trend Following Fund

Prior to founding Incline, Mr. Hurley was the portfolio manager of the Fusion Global Long/Short Fund from its inception on September 28, 2007 to November 13, 2008. As of November 13, 2008, that fund, which has a substantially similar objective, policies and strategies as the Fund, had $25 million in net assets. As portfolio manager, Mr. Hurley had full discretionary authority over the selection of investments for, and was primarily responsible for the day-to-day management of, that fund for the entire periods presented. The following information is not the Fund’s prior performance.

Total returns for the one-year and since inception periods ended September 30, 2008, and for the entire period during which Mr. Hurley managed the Fusion Global Long/Short Fund compared with the performance of the S&P 500 Index were:

Total Returns	Fusion Global Long/Short Fund[a,b]	S&P 500® Index[c]	EAFE Index[d]
Calendar Year to Date (1/1/2008 through 9/30/2008)	2.58%	-19.29%	-29.26%
One Year (10/1/2007 through 9/30/2008)	-1.28%	-21.98%	-30.50%
Since Inception (9/28/2007 through 9/30/2008)	-1.24%	-21.87%	-30.37%
Entire Period (9/28/2007 through 11/13/2008)	-2.13%	-38.81%	-48.52%
a	Average annualized total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Fusion Global Long/Short Fund.

b	The expense ratio of the Fusion Global Long/Short Fund (excluding underlying fund fees and expenses) was 1.90% for the period while the expense ratio of the Predecessor Fund (excluding underlying fund fees and expenses) was capped at 2.25% through May 31, 2010. Using the estimated expense ratio of the Fund, the Fusion Global Long/Short Fund’s performance portrayed above would be lower.

c

The S&P 500(R) Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

d	The EAFE Index is an unmanaged, market-value weighted index of common stocks that is considered to be generally representative of the European, Australian and Far Eastern stock markets.

The performance history of the Fusion Global Long/Short Fund has been calculated in accordance with applicable SEC regulations. Historical performance is not indicative of future performance. Although the Fusion Global Long/Short Fund and the Fund have substantially similar objectives, policies, and strategies, the Fusion Global Long/Short Fund is a separate fund and its historical performance is not indicative of the future performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities and overall market conditions.

Management of the Funds

Sub-Adviser Prior Performance Information

Alternative Income Fund

The bar chart and table below set forth the investment performance for the periods indicated of all accounts (the “Anchor Accounts”) with investment objectives, policies, and strategies substantially similar to those of the Alternative Income Fund, managed by Anchor (the “Anchor Composite”). The performance information shows changes in the Anchor Composite’s performance from year to year and how the Anchor Composite’s performance compares over the same periods to the performance of the Barclays High Yield Credit Bond Index. The Anchor Composite reflects all fees and expenses actually incurred by the Anchor Accounts (including account transaction and/or custodial charges and any placement fees or sales loads) and assumes the reinvestment of dividends and other Anchor Account earnings. Such fees and expenses vary from those of the Alternative Income Fund and, if the performance of the Anchor Composite were adjusted to give effect to the Alternative Income Fund’s fees and expenses, the performance would be lower than the performance shown below. The inception date of the Anchor Composite is January 1, 2008.

The table illustrates how the performance of the Anchor Composite has varied since inception. The investment results of the Anchor Composite presented below are unaudited. In addition, none of the Anchor Accounts are subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, each as amended. Consequently, the performance results for the Anchor Composite could have been adversely affected if all of the accounts included in the Anchor Composite had been regulated as investment companies under the federal securities laws or the Code. Anchor has calculated returns for the Anchor Composite based on Global Investment Performance Standards (GIPS), which is different than the manner required for mutual funds by the SEC.

The performance shown below is provided solely to illustrate Anchor’s performance in managing the Anchor Accounts, is not the performance of the Alternative Income Fund, and is not indicative of the Alternative Income Fund’s future performance. Had the Alternative Income Fund been in operation during periods for which Anchor Composite performance information is shown, the Alternative Income Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Alternative Income Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Anchor Accounts is not indicative of future rates of return and is no indication of future performance of the Alternative Income Fund.

The following performance is not the performance of the Alternative Income Fund.

Calendar Year Total Returns

Years Ending December 31

Average Annual Total Returns

Years Ending December 31, 2011

	1 Year	3 Years	Inception 01/01/08
Anchor Composite	-3.1%	4.3%	6.7%
Barclays Capital U.S. Corporate High Yield Bond Index	5.0%	24.1%	9.0%

Dividend Equity Fund

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary institutional accounts (the “Brookmont Accounts”) with investment objectives, policies, and strategies substantially similar to those of Dividend Equity Fund, managed by the Brookmont for at least three full months, having a minimum account size of $100,000 (the “Brookmont Composite”). The performance information shows changes in the Brookmont Composite’s performance from year to year and how the Brookmont Composite’s performance compares over the same periods to the performance of the S&P 500 Index and the Russell 1000 Value Index. The Brookmont Composite reflects all fees and expenses actually incurred by the Brookmont Accounts and assumes that dividends and capital gains are not reinvested. Such fees and expenses vary from those of the Dividend Equity Fund and, if the performance of the Brookmont Composite were adjusted to give effect to the Dividend Equity Fund’s fees and expenses, the performance would be lower than the performance shown below. The inception date of the Brookmont Composite is January 1, 2008.

The table illustrates how the performance of the Brookmont Composite has varied since inception. The investment results of the Brookmont Composite presented below are unaudited. In addition, none of the Brookmont Accounts are subject to certain investment limitations, diversification requirements and

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other restrictions imposed by the 1940 Act and the Code, each as amended. Consequently, the performance results for the Brookmont Composite could have been adversely affected if all of the accounts included in the Brookmont Composite had been regulated as investment companies under the federal securities laws or the Code. Brookmont has calculated returns for the Brookmont Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the SEC.

The performance shown below is provided solely to illustrate Brookmont’s performance in managing the Brookmont Accounts, is not the performance of the Dividend Equity Fund, and is not indicative of the Dividend Equity Fund’s future performance. Had the Dividend Equity Fund been in operation during periods for which Brookmont Composite performance information is shown, the Dividend Equity Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Dividend Equity Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Brookmont Accounts is not indicative of future rates of return and is no indication of future performance of the Dividend Equity Fund.

The following information is not the performance of the Dividend Equity Fund.

Calendar Year Total Returns

Years Ending December 31

Average Annual Total Returns

Years Ending December 31, 2011

	1 Year	3 Years	Inception 01/01/08
Brookmont Composite[1]	9.29%	20.56%	7.79%
S&P 500 Total Return Index[1]	2.11%	14.11%	(1.64)%
Russell 1000 Value Index[1]	0.39%	11.55%	(3.24)%
1	The returns shown for the Brookmont Composite do not include reinvested dividends, while those shown for the S&P 500 Index and Russell 1000 Value Index do include reinvested dividends. During a rising market, not reinvesting dividends could have a negative affect on cumulative returns.

About the Funds’ Underwriter

BNY Mellon Distributors Inc. (“Underwriter”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Funds’ statutory underwriter and facilitates the distribution of the Funds’ shares. On November 28, 2011, The Bank of New York Mellon Corporation announced the sale of BNY Mellon Distributors Inc., to the Foreside Financial Group (“Foreside”) (the “Transaction”). The Transaction, which will involve The Bank of New York Mellon Corporation selling the stock of BNY Mellon Distributors Inc. and its four broker dealer subsidiaries to Foreside, is anticipated to close, subject to any necessary governmental and regulatory approvals, during the first half of 2012. Shareholders and Financial Advisors (as defined below) should not send any transaction or account requests to this address. Transaction or account requests should be directed to Pyxis Funds II — (Fund Name), P.O. Box 9840, Providence, RI 02940.

Shareowner Guide — How to Invest in Pyxis Funds II

How to Buy Shares

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Underwriter or the Funds with respect to the sale of shares of the Funds (a “Financial Advisor”), or BNY Mellon Investment Servicing, (US) Inc., the Funds’ transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Advisors to receive purchase and redemption orders on their behalf. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact Pyxis if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders will be priced at a Fund’s NAV per share next computed after the orders are received by a Financial Advisor or its authorized designee in good order. Investors may be charged a fee by their Financial Advisors, payable to the Financial Advisor and not a Fund, if investors effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require a Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If a Fund, a Financial Advisor or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

Method	Instructions
Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)[1]

For new accounts, send to the applicable Fund, at the address noted below,(2) a completed application and check made payable to “Pyxis Funds II — (Fund Name).” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Pyxis Funds II does not

accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By check (existing account)[1]	For existing accounts, fill out and return to the applicable Fund, at the address noted below,(2) the additional investment stub included in your account statement, or send a letter of instruction, including the applicable Fund name and account number, with a check made payable to “Pyxis Funds II — (Fund Name).” All purchases must be in U.S. Dollars and must be drawn on a U.S. bank. Pyxis Funds II does not accept cash, U.S. savings bonds, traveler’s checks, money orders, California warrant checks, starter checks, third-party checks, or credit card courtesy checks. Checks dated six months old or older and post-dated checks will not be accepted.
By exchange	You or your Financial Advisor may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by Pyxis or HCM for shares of the same class of a Fund at no additional cost (see “Exchange of Shares”). To exchange, send written instructions to the applicable Fund, at the address noted below[2] or call 1-877-665-1287.
By wire	You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Prior to sending wire transfers, please contact Shareholder Services at 1-877- 665-1287for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire. You can also find the specific wiring instructions at
http://www.pyxisais.com/tools/forms.
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Pyxis Funds II — (Fund Name), at the address noted below.(2) After completing a new account application, please call 1-877- 665-1287 to obtain your account number. Please include your account number on the wire.
By electronic funds transfer via an automated clearing house (“ACH”) transaction[1]	You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1-877- 665-1287. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Pyxis Funds II Prospectus

February 1, 2012

Method	Instructions
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the applicable Fund at 1-877- 665-1287 or visit the Funds’ website
(http://www.pyxisais.com/tools/forms).

1	The redemption of shares purchased by check or an automated clearing house (“ACH”) transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by check or ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

2	Regular Mail: Send to “Pyxis Funds II — (Fund Name),” P.O. Box 9840, Providence, RI 02940. Overnight Mail: Send to “Pyxis Funds II — (Fund Name),” 4400 Computer Drive, Westborough, MA 01581-1722.

The following minimum investment amounts apply to direct accounts with the Fund.

Minimum Investments for Class A and Class C Shares
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days’ notice and the account shareholder will bear any associated transaction costs, market exposure risks and tax consequences.

Minimum Investments for Class R and Class Y Shares (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None
* The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly from the Fund.

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors. Individual investors that invest directly with a Fund are not eligible to invest in Class R or Class Y shares.

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

Retirement Plans

Shares of the Funds, other than the Pyxis Tax-Exempt Fund, are available for purchase through individual retirement accounts (IRAs) and other retirement plans. The Fund offers several different types of IRAs, including (prototype IRAs, Roth IRAs, simplified employee pension (“SEP”) IRAs and Simple IRAs for both individual and employers). The Bank of New York Mellon acts as the custodian under these plans. For further information, please call the Fund at 1-877- 665-1287 or your Financial Advisor.

Purchases in Kind — If You Invest More than $10 Million

Large investments in a Fund ($10 million or more) may be detrimental to existing shareholders because they can significantly increase transaction costs charged to existing shareholders. In these circumstances, the Fund may require that you purchase Fund shares “in kind,” or provide the Fund with securities instead of cash. The Fund or the Transfer Agent would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. You may have to pay associated brokerage commissions for the securities that you purchase. The transfer of securities to the Fund will be a taxable event.

Same-Day Settlement — Pyxis Money Market Fund II — Institutional Class Only (Purchase)

A shareholder in Pyxis Money Market Fund II — Institutional Class will receive same-day settlement of a purchase (and begin earning dividends that day, if any) if a purchase order together with the proper funds (via the Federal Reserve wire system) for purchase are received in good order by the Transfer Agent on or before the Purchase Cut-Off Time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). If a purchase order is received in good order before the Purchase Cut-Off Time, but the wired funds are not received timely, such purchase order will receive normal (next day) settlement.

Please note that this same-day settlement procedure does not apply to the exchange of shares from other Funds. The Funds and the Transfer Agent may reject any purchase order or exchange request for any reason and without prior notice.

Shareowner Guide — How to Invest in Pyxis Funds II

Choosing a Share Class

Each Fund (other than the Pyxis Government Securities Fund, Pyxis Tax-Exempt Fund and Pyxis Money Market Fund II) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. Pyxis Tax- Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares. Pyxis Government Securities Fund currently offers two share classes to investors, namely Class A and Class C Shares. Pyxis Money Market Fund II currently offers two share classes to investors, namely the Retail Class and Institutional Class shares. The Funds no longer offer Class B Shares, except in connection with dividend reinvestments and permitted exchanges (see “Shareowner Guide — How to Invest in Pyxis Funds II — Exchange of Shares” later in this Prospectus).

Based on your personal situation, your Financial Advisor can help you decide which class of shares makes the most sense for you. Sales charges and expenses are determined by the share class you select and manner in which you purchase.

Class A Shares carry an initial sales charge. Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the Shares are sold within one year of purchase. Class C Shares are offered without an initial sales charge, but are subject to a CDSC for one year after purchase. Class R and Class Y Shares are offered without an initial sales charge or a CDSC, but are not available to individual investors that invest directly with the Fund. Class C and Class R Shares have higher annual operating expenses than Class A and Class Y Shares because of higher distribution and shareholder service fees.

Your Financial Advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and distribution and shareholder service fees for the Class C Shares and the distribution and shareholder service fees for the Class R Shares have the same purpose as the front-end sales charge on sales of Class A Shares: to compensate the Underwriter for concessions and expenses it pays to Financial Advisors.

The Funds may modify the manner in which shares are offered, minimum investments, or sales charge rates or waivers at any time without prior notice.

Pyxis Funds II Prospectus

February 1, 2012

Purchasing Class A Shares

Class A shares may be appropriate for long-term investors who compensate their investment professionals for the services they provide with traditional front-end sales charges and for investors who qualify for quantity discounts or waivers. Your purchases of Class A Shares are made at the public offering price for these shares, that is, the NAV per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in the Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission (or dealers’ reallowance) to your Financial Advisor on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.

Pyxis Alpha Trend Strategies, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis Trend Following Fund, Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund and Pyxis Total Return Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Purchase Price)	(As a % of Your Net Investment)	(As a % of Purchase Price)
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

Pyxis Fixed Income Fund, Pyxis Government Securities Fund and Pyxis Tax-Exempt Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Purchase Price)	(As a % of Your Net Investment)	(As a % of Purchase Price)
Less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more***	0	0	†

Shareowner Guide — How to Invest in Pyxis Funds II

Choosing a Share Class

Pyxis Short-Term Government Fund

Your Investment**	Front-End Sales Charge		Maximum Dealers’ Reallowance*

	(As a % of Purchase Price)	(As a % of Your Net Investment)	(As a % of Purchase Price)
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	2.00%
$250,000 but less than $500,000	1.75%	1.78%	1.50%
$500,000 but less than $1,000,000	1.25%	1.27%	1.00%
$1,000,000 or more***	0	0	†
*	From time to time, the Fund may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

**	Except for certain employee benefit plans that select Class C Shares (see “Purchasing Class C Shares” below), purchases of $1,000,000 or more ($500,000 or more for Pyxis Short-Term Government Fund) intended for Class C Shares should be made in Class A Shares (for individual investors) or in Class Y Shares (for institutional investors).

***	Purchases of $1 million or more of Class A Shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase. The Class A Shares CDSC does not apply to investors purchasing $1 million or more of any Fund’s Class A Shares if such investors are otherwise eligible to purchase Class A Shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

†	For purchases through a Financial Advisor that exceed $1 million, the Financial Advisor will receive a concession of 0.50% of any amounts under $3 million, 0.40% of any amounts greater than $3 million and less than $5 million; 0.25% of any amounts greater than $5 million and less than $25 million and 0.12% thereafter, to the selling dealer.

Reduced Sales Charges for Class A Shares

You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Fund or the Underwriter and your Financial Advisor, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Pyxis Funds I, Pyxis Funds II, the RBB Cash Fund (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board.

You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege. More information regarding reduced sales charges is available, free of charge, at: http://www.pyxisais.com/Tools/Forms.

Pyxis Funds II Prospectus

February 1, 2012

Characteristics of Class B Shares

Class B Shares are closed to new investments. Existing shareholders of Class B Shares may continue to hold their Class B Shares, reinvest dividends into Class B Shares and exchange their Class B Shares for Class B Shares of other participating Pyxis Fund portfolios or Pyxis Money Market Fund II — Retail Class (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B Shares of the Funds, except through a dividend reinvestment or permitted exchange. For Class B Shares currently outstanding and Class B Shares acquired upon reinvestment of dividends, all Class B Shares attributes, including associated contingent deferred sales charges (CDSC) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Class B Shares convert automatically to Class A Shares after six years to take advantage of lower expenses. Class B Shares acquired initially through Investors Trust Funds convert to Class A Shares after eight years.

Trail commissions of up to 0.25% may be paid by the Underwriter or Adviser to Financial Advisors that provide on-going services with respect to Class B Shares.

Class B Shares are subject to a CDSC that declines based on the amount of time you hold your shares. Class B Shares redeemed during each of the time periods described below will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CDSC to fill your redemption requests.

Purchasing Class C Shares

Class C Shares may be appropriate for shorter-term investors, if you do not want to pay a traditional front-end sales charge on your purchase of Fund shares or are unsure of the length of time you will hold your investment.

Class C Shares are available for investment through programs or platforms maintained by Financial Advisors, provided that the cost to Pyxis (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 1.00% (reflecting the Class C Shares distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Because you may purchase Class C Shares at the NAV next determined without paying an initial sales charge, your entire investment in Class C Shares is available to work for you. However, Class C Shares pay a higher Rule 12b-1 fees than each of the other share classes and never convert to Class A Shares. In that regard, Class C Shares may be more appropriate for investors with a shorter investment horizon because long-term shareholders of Class C Shares may pay more than the economic equivalent of Class A Shares’ maximum front-end sales charge.

Trail commissions of up to 1.00% may be paid by the Underwriter or Adviser to Financial Advisors that provide on-going services with respect to Class C Shares.

Class C Shares are subject to a 1% CDSC if redeemed within one year of purchase. Proceeds from the CDSC may be used to defray the expenses of the Fund and Pyxis related to the sale of Class C Shares, including the payment of compensation to Financial Advisors. The CDSC is applied to the NAV at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in the SAI.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value of the block of shares being redeemed at the time of their purchase or the net asset value at the time of redemption.

Intended purchases of Class C Shares of $1,000,000 or more ($500,000 or more for Pyxis Short-Term Government Fund) by investors not eligible for Class Y Shares should be made in Class A Shares. An amount up to 1% of the amount invested in Class C Shares may be paid to Financial Advisors.

Shareowner Guide — How to Invest in Pyxis Funds II

Choosing a Share Class

Redemptions subject to a CDSC – Class B Shares

Contingent Deferred Sales Charges

Funds	Contingent Deferred Sales Charge
Pyxis U.S. Equity Fund	• 4% in the first year
Pyxis Core America Equity Fund	• 3% in the second year
Pyxis Premier Growth Equity Fund	• 2% in the third year
Pyxis Small Cap Equity Fund	• 1% in the fourth year
Pyxis Global Equity Fund	• 0% in the fifth and sixth years
Pyxis International Equity Fund	• converts to Class A Shares after six years
Pyxis Total Return Fund
Pyxis Fixed Income Fund	• 3% in the first and second years
Pyxis Government Securities Fund	• 2% in the third year
Pyxis Short-Term Government Fund	• 1% in the fourth year
Pyxis Tax-Exempt Fund	• 0% in the fifth and sixth years
• converts to Class A Shares after six years

If you initially purchased through Investors Trust Funds:

Funds	Contingent Deferred Sales Charge
Any Fund’s Class B Shares acquired as a result of the merger of Investors Trust Funds with certain participating Pyxis Funds.	• 5% in the first year • 4% in the second year • 3% in the third year • 2% in the fourth year	• 1% in the fifth year • 0% in the sixth year • converts to Class A Shares after eight years

Purchasing Class R Shares

Class R Shares have no initial sales charges or CDSC.

Class R Shares are available to investors who invest through programs or platforms maintained by Financial Advisors that aggregate trades for groups of investors through omnibus or pooled account arrangements, provided that the cost to Pyxis (or its affiliates) for providing or paying for any selling or administrative servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.65% (including the 0.50% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors.

Individual investors that invest directly with the Fund are not eligible to invest in Class R Shares.

Although Class R Shares pay a lower Rule 12b-1 fee than Class C Shares, Class R Shares pay a higher Rule 12b-1 fee than Class A Shares (or Class B Shares after conversion to Class A Shares) and never convert to Class A Shares.

Trail commissions of up to 0.50% may be paid to by the Underwriter to Financial Advisors that provide on-going services with respect to Class R Shares.

Purchasing Class Y Shares — Institutional Investors

Class Y Shares have no initial sales charges or CDSC.

Class Y Shares are available to investors who invest through programs or platforms maintained by Financial Advisors, provided that the cost to Pyxis (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts on such programs or platforms does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts. There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible investors investing through programs or platforms maintained by Financial Advisors.

Class Y Shares may also be purchased by: (i) existing Class Y shareholders of record that still hold Class Y Shares of any Fund as of January 29, 2008; and (ii) all other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly with the Fund, with a minimum initial investment of $1 million in each Fund for each such investor.

Individual investors that invest directly with the Fund are not eligible to invest in Class Y Shares.

Pyxis Funds II Prospectus

February 1, 2012

Purchasing Pyxis Money Market Fund II — Retail Class

Pyxis Money Market Fund II — Retail Class shares have no initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee), and may be purchased by all investors.

Purchasing Pyxis Money Market Fund II — Institutional Class

Pyxis Money Market Fund II — Institutional Class shares will be offered to (i) affiliated non-money market mutual funds managed by Pyxis; and (ii) certain institutional investors (such as corporations and defined benefit plans) purchasing shares for their own account and who invest a minimum of $1 million in Pyxis Money Market Fund II, without an initial sales charge, contingent deferred sales charge (CDSC) or a distribution and service fee (Rule 12b-1 fee).

Individual investors that invest directly with the Fund are not eligible to invest in the Institutional Class Shares of the Fund.

Shareowner Guide — How to Invest in Pyxis Funds II

Redemption of Shares

Each Fund redeems its shares based on the NAV next determined after the Transfer Agent or Financial Advisor receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and transaction and the method of redemption. Contact Pyxis if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of NAV per share.

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the NAV of the Fund; and (iv) during any other period permitted by the SEC for your protection.

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Financial Advisor.

Direct Investor Accounts. An investor that redeems or exchanges out of (or purchases) a particular Fund (other than Pyxis Money Market Fund II) within 30 days of a purchase or exchange into (or redemption out of) that same Fund may be restricted from further investing in any Pyxis Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of Pyxis. The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Financial Advisors through omnibus accounts with the Funds. The restrictions applicable to omnibus accounts with Financial Advisors are discussed below.

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions, and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by Pyxis (4) transactions initiated by the trustee or adviser to a donor advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by Pyxis. The Funds may also exclude small transactions less than an amount set from time to time under the Funds’ policies.

Omnibus Accounts with Financial Advisors. The Funds are also offered through Financial Advisors that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Financial Advisors or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with a Financial Advisor, the Funds will consider whether the Financial Advisor has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Financial Advisor has its own disruptive trading policies and procedures, the Funds will seek assurance from the Financial Advisor that such policies and procedures will be effectively enforced.

If the Financial Advisor does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the Financial Advisor’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There are a number of existing omnibus accounts with Financial Advisors that were established prior to the adoption of the foregoing policies and procedures. These Financial Advisors may not have their own disruptive trading policies and procedures and/or the Funds may not have obtained their cooperation in enforcing the Funds’ disruptive trading policies and procedures. The Funds will continue to make reasonable efforts to work with these Financial Advisors to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans. Participants in certain defined contribution plans that exchange out of any Fund (other than the Pyxis Money Market Fund II) may be restricted from further exchanging back into that same Fund for a period of at least

Pyxis Funds II Prospectus

February 1, 2012

30 days. This restriction does not affect the participant’s ability to exchange into any investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund). This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

Reservation of Rights to Reject Purchase or Exchange Orders. The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Financial Advisor.

Limitations on Ability to Prevent Disruptive Trading. Despite the efforts of the Funds and the Underwriter to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with Financial Advisors. Regardless of whether those Financial Advisors have their own disruptive trading policies and procedures or cooperate in enforcing the Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading. Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may: (1) require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market; (2) require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and (3) increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fee. A 2% redemption fee is charged on redemptions of shares of Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Dividend Equity Fund, Pyxis Energy and Materials Fund, and Pyxis Trend Following Fund that are redeemed (either by selling the shares or exchanging into another Fund) within two months of purchase (either by buying the shares or exchanging into the Pyxis Funds), subject to certain exceptions. A 2% redemption fee (currently suspended) is charged on redemptions of shares of Pyxis International Equity Fund and Pyxis Global Equity Fund that are redeemed (either by selling the shares or exchanging into the Pyxis Funds) within 90 days of purchase (either by buying the shares or exchanging into those Funds), subject to certain exceptions. Shares of Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis Trend Following Fund and Pyxis Dividend Equity Fund held for more than two months are not subject to this 2% redemption fee. Shares of Pyxis International Equity Fund and Pyxis Global Equity Fund held for more than 90 days are not subject to this 2% redemption fee. To discourage shareholders from engaging in disruptive trading in these Funds, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of such Funds. This fee is paid to the respective Funds, not Pyxis or the Underwriter, and is designed to offset the brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to redemption of shares: (1) acquired through dividends or capital gains investments; (2) purchased through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through systematic withdrawal plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its Transfer Agent or indirectly through a Financial Advisor.

The 2% redemption fee will also be imposed on investments made through Financial Advisors in certain omnibus accounts that are not exempt as described above. The redemption fee has currently been suspended for Pyxis International Equity Fund and Pyxis Global Equity Fund. It may be reinstated at any time without prior notice.

Financial Advisors may impose short-term trading restrictions that differ from those of the Funds. Any shareholder purchasing shares of a Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to a short-term trading fee.

Shareowner Guide — How to Invest in Pyxis Funds II

Redemption of Shares

Each Fund reserves all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of a Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. Your Financial Advisor may charge a fee for such services. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions
By letter	You may mail a letter requesting redemption of shares to: “Pyxis Funds II— (Fund Name),” P.O. Box 9840, Providence, RI 02940. Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a Medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee. If the account is registered to a corporation, trust or other entity, additional documentation may be needed. Please call 1-877- 665-1287 for further details.
By telephone or the Internet	Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling 1-877- 665-1287 or visiting the Funds’ website at http://www.pyxisais.com. If the Transfer Agent acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another series of Pyxis Funds II, Pyxis Funds I, or the RBB Cash Fund (each as defined below under
“Exchange of Shares”) or registered, open-end investment companies advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.
Proceeds by check	The Funds will make checks payable to the name(s) in which the account is registered and normally will mail the check to the address of record within seven days.
Proceeds by bank wire	The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your new account application or on a subsequent letter in good order as described above under the instructions for redeeming shares “By letter.” The proceeds are normally wired on the next business day.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call 1-877-665-1287 or visit http://www.pyxisais.com/Tools/Forms for more information about this plan.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by a Fund will be effected at the NAV per share next determined after the Fund receives the request in good order. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your Fund shares by check or ACH transaction, and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days from the date of purchase for checks and five business days from the date of purchase for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the NAV per share next determined after receipt by the Transfer Agent or your Financial Advisor of your redemption request in good order.

Pyxis Funds II Prospectus

February 1, 2012

The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only if the Adviser or the Board believes that it would be in a Fund’s best interests not to pay redemption proceeds in cash. If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, a redemption of shares is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

Same-Day Settlement — Pyxis Money Market Fund II — Institutional Class Only (Redemption)

An existing shareholder in Pyxis Money Market Fund II — Institutional Class will receive same-day settlement for a redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if (1) that shareholder’s account has been set-up with proper banking instructions to provide for same-day settlement in Pyxis Money Market Fund II and (2) the redemption order is received in good order by the transfer agent on or before the redemption cut-off time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the redemption cut-off time will receive normal (next day) settlement.

Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other Pyxis Funds.

Shareowner Guide — How to Invest in Pyxis Funds II

Exchange of Shares

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Pyxis Funds II except Pyxis Money Market Fund II (currently, Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis Trend Following Fund, Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Fixed Income Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, and Pyxis Total Return Fund ), or the Retail Class of shares of Pyxis Money Market Fund II, and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). You can also exchange shares from Pyxis Money Market Fund II – Retail Class for Class A, Class C, Class R or Class Y shares of any other series of Pyxis Funds II, provided that you are eligible to invest in the requested share class. If you are an existing Class B shareholder, you may also exchange Retail Class shares of Pyxis Money Market Fund II for Class B shares of any other Pyxis Fund; provided, however, such exchange privilege does not apply to Retail Class shares of Pyxis Money Market Fund II derived from new investments made on or after January 29, 2007. There are no exchange privileges with respect to the Pyxis Money Market Fund II — Institutional Class shares. If you do not currently have an account in the Fund into which you wish to exchange your shares, you will need to exchange enough Fund shares to satisfy such Fund’s current minimum investment account requirement. Read the Prospectus carefully before investing.

Shareholders of a Fund also may exchange their Fund shares on any business day for shares of the same share class of any series of Pyxis Funds I (currently, Pyxis Long/Short Equity Fund, Pyxis Long-Short Healthcare Fund and Pyxis Floating Rate Opportunities Fund), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the Floating Rate Funds into which you wish to exchange your shares, you will need to exchange at least $5,000 ($50 for individual retirement accounts) of Fund shares in order to satisfy Pyxis Long/Short Equity Fund and Pyxis Long/Short Healthcare Fund’s current minimum investment account requirements and at least $2,500 ($50 for individual retirement accounts) of Fund shares in order to satisfy Pyxis Floating Rate Opportunities Fund’s current minimum investment account requirement. Call 1-877- 665-1287 for the applicable prospectus, including applicable investment minimums, and read it carefully before investing.

Additionally, you can also exchange your Fund shares on any business day for shares of the RBB Money Market Fund (the “RBB Cash Fund”), a money market mutual fund advised by BlackRock Advisors, LLC. The minimum to open an account in the RBB Cash Fund is currently $1,000. Call 1-877- 665-1287 for the RBB Cash Fund prospectus, including applicable investment minimums, and read it carefully before investing.

Shareholders of the Funds, Pyxis Funds I and the RBB Cash Fund may exchange their shares for shares of the same class of any series of the Funds at the relative daily NAVs per share.

If the shares of the Funds or any Participating Fund (other than the RBB Cash Fund) that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares. No CDSC is charged when you exchange your shares of the Funds into the RBB Cash Fund; however, notwithstanding any statement above to the contrary, the applicable CDSC (based on the CSDC schedule of the Exchanged Shares) will be imposed when shares are redeemed from the RBB Cash Fund and will be calculated without regard to the holding time of the RBB Cash Fund.

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”).

To exchange by telephone, call 1-877-665-1287. Please have your account number and taxpayer identification number available when calling.

Cost Basis Reporting

Upon the redemption or exchange of your shares in a Fund, other than the Pyxis Money Market Fund II, the Fund or, if you purchase your shares through a Financial Advisor or other intermediary, your Financial Advisor or other intermediary, as applicable, generally will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Funds’ Transfer Agent at 1-877-665-1287 or consult your Financial Advisor or other intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Pyxis Funds II Prospectus

February 1, 2012

Distribution and Shareholder Service Fees

Each Fund is authorized under a distribution plan (the “Plan”) to use the assets attributable to such Fund’s Class A, Class B, Class C, Class R, and Class Y Shares, as applicable, to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A, Class B, Class C, Class R, and Class Y Shares and the services provided to you by your Financial Advisor. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plan, distribution and service fees paid by each Fund to the Underwriter will be at the rates shown in the table below. The Underwriter may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Funds. These payments may include fees payable to NexBank Securities, Inc., a FINRA member broker-dealer that is an affiliate of Pyxis. Because the distribution and service fees are payable regardless of the Underwriter’s expenses, the Underwriter may realize a profit from the fees. The Plan authorizes any other payments by the Funds to the Underwriter and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of shares of the Funds. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of FINRA.

The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

In addition to payments under the Plan, from time to time the Funds may pay broker-dealers and other intermediaries account-based fees for networking and account maintenance.

In addition, Pyxis may, from time to time, at its own expense out of its own financial resources, make cash payments to broker-dealers as an incentive to sell shares of the Funds and/or to promote retention of its customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or on the average daily net assets of the Funds attributable to that particular broker-dealer (“Asset-Based Payments”). Pyxis may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. Pyxis may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in Pyxis’ discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plan. Pyxis determines the cash payments described above in its discretion in response to requests from broker-dealers, based on factors it deems relevant. Broker-dealers may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by Pyxis to any broker-dealer in connection with the distribution of any shares of the Funds will count towards the maximum imposed by FINRA on Underwriter compensation in connection with the public offering of securities. In addition, Pyxis may utilize its own resources to compensate the Underwriter for distribution or service activities on behalf of the Funds. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses” tables for the Funds.

Shareowner Guide — How to Invest in Pyxis Funds II

Distribution and Shareholder Service Fees

Distribution and Shareholder Service Fee Rates

Pyxis U.S. Equity Fund, Pyxis Core
America Equity Fund, Pyxis
Premier Growth Equity Fund, Pyxis
Small-Cap Equity Fund, Pyxis
Global Equity Fund, Pyxis
International Equity Fund, Pyxis
Fixed Income Fund, Pyxis
Government Securities Fund, Pyxis
Tax-Exempt Fund and Pyxis

Total Return Fund

				Pyxis Short-Term Government Fund			Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis Trend Following Fund and Pyxis Dividend Equity Fund

	Distribution Fee	Service Fee		Distribution Fee	Service Fee		Distribution Fee	Service Fee
Class A	0.00%	0.25	%*	0.00%	0.25	%*	0.10%	0.25	%*
Class B	0.75%	0.25%		0.60%	0.25%		N/A	N/A
Class C	0.75%	0.25%		0.75%	0.25%		0.75%	0.25%
Class R	0.25%**	0.25	%*,**	0.25%	0.25	%*	0.25%	0.25	%*
Class Y	None	None		None	None		None	None

*	The 0.25% fee paid under the Rule 12b-1 Service Fee plan may be used for distribution and/or shareholder service expenses.

**	Except for Pyxis Government Securities Fund and Pyxis Tax-Exempt Fund, which do not have Class R shares.

No distribution and service fees are paid by Pyxis Money Market Fund II.

Pyxis Funds II Prospectus

February 1, 2012

Net Asset Value (NAV)

The NAV per share of each Fund’s Class A, Class B, Class C, Class R and Class Y Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day or on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of a Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of a Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good order. The value of a Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

Each Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board. The value of the Funds’ investments is generally determined as follows:

•

Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of fair valuation.

•

Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of a Fund.

•

Investments by a Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

•

All other portfolio securities, including derivatives and cases where market quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Board. Pursuant to the Funds’ pricing procedures, securities for which market quotations are not readily available may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if an event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of a Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of a Fund. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

Dividends and Distributions

As described in the schedule below, the Funds either declare dividends of any net investment income daily and distribute them monthly or declare and pay such dividends annually. The Funds declare and pay dividends of any net realized capital gains once each year. Unless you instruct a Fund to pay dividends of net investment income and dividends of net realized capital gains to you in a check mailed to you, they will automatically be reinvested in your account. There are no fees or charges to reinvest dividends or other distributions. Dividends are generally taxable to you in the manner described below even if they are reinvested in additional shares of the Funds.

The Funds are subject to a 4% excise tax on net investment income and net realized capital gains that are not distributed on a calendar-year basis. To avoid this tax or Fund-level U.S. federal income taxes, the Funds may pay dividends of net investment income and net realized capital gains more frequently than shown in the schedule below. See “Taxation” below.

Fund	Distribution Schedule

Pyxis Alpha Trend Strategies Fund

Pyxis Alternative Income Fund

Pyxis Energy and Materials Fund

Pyxis Trend Following Fund

Pyxis U.S. Equity Fund

Pyxis Core America Equity Fund

Pyxis Premier Growth Equity Fund

Pyxis Small-Cap Equity Fund

Pyxis Global Equity Fund

Pyxis International Equity Fund

Pyxis Total Return Fund

• Dividends of investment income are typically declared and paid annually. • Short-term and long-term capital gains, if any, are typically declared and paid annually.
Pyxis Dividend Equity Fund	• Dividends of investment income are declared and paid monthly. • Short-term and long-term capital gains, if any, are typically declared and paid annually.
Pyxis Fixed Income Fund Pyxis Government Securities Fund Pyxis Short-Term Government Fund Pyxis Tax-Exempt Fund Pyxis Money Market Fund II	• Dividends of investment income are declared daily and paid monthly. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

Pyxis Funds II Prospectus

February 1, 2012

Taxation

The following discussion is a summary of some of the important U.S. federal income tax considerations generally applicable to investments in a Fund. Your investment may have other tax implications. The discussion reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (“IRS”), and other applicable authorities, as of the date of this Prospectus. These authorities may be changed, possibly with retroactive effect, or subject to new legislative, administrative or judicial interpretations. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax law concerns affecting the Funds and their shareholders, or to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders, such as foreign persons, that may qualify for special treatment under U.S. federal income tax laws. The discussion set forth herein does not constitute tax advice. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you in light of your particular circumstances. For more information, including for a summary of certain tax consequences to foreign investors of investing in a Fund, please see “Income Tax Considerations” in the SAI.

Each Fund has elected or intends to elect to be treated and intends to qualify annually as a regulated investment company (a “RIC”) under Subchapter M of the Code, including by complying with the applicable qualifying income and diversification requirements. If a Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders in a timely manner in the form of dividends or capital gains dividends (as defined below). As described in “Dividends and Other Distributions” above, each Fund intends to distribute at least annually all or substantially all of its income and capital gains. A Fund will be subject to a Fund-level income tax at regular corporate income tax rates on any taxable income or gains that it does not distribute to its shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement will be subject to a nondeductible 4% U.S. federal excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period ending on October 31 of the calendar year, and (iii) any undistributed amounts described in (i) and (ii) above from the prior year on which the Fund paid no U.S. federal income tax. While the Funds intend to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% U.S. federal excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

Additionally, if for any taxable year a Fund were not to qualify as a RIC, all of its taxable income would be subject to a Fund-level tax at regular corporate income tax rates without any deduction for distributions to shareholders. This treatment would reduce the Fund’s net income available for investment or distribution to its shareholders. In addition, all distributions from earnings and profits, including any net long-term capital gains and, in the case of Pyxis Tax-Exempt Fund, exempt-interest dividends, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders or to be treated as “qualified dividend income” in the case of individual shareholders. The Fund also could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

A Fund’s investments in ETFs, closed-end funds or mutual funds (“underlying funds”) can cause the Fund’s distributions to vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

The tax rules applicable to certain derivative instruments, as well as certain ETNs, in which a Fund may invest are uncertain under current law, including the provisions applicable to RICs under Subchapter M of the Code. For instance, the timing and character of income or gains arising from ETNs can be uncertain. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid Fund-level taxes.

Certain of a Fund’s investment practices, including entering into futures, options and other derivative transactions, short sales, and its hedging activities, generally, as well as a Fund’s investments in certain types of securities, including certain preferred stock, debt obligations issued or purchased at a discount, foreign debt securities, and securities of REITs and MLPs may be subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain or “qualified dividend income” into higher taxed short-term capital gain or ordinary income; (iii) accelerate the recognition of income; (iv) convert short-term losses into long-term losses; (v) cause the Fund to recognize income or gain without a corresponding receipt of cash; (vi) adversely affect the time as to when a purchase or sale of stock or other securities is deemed to occur; (vii) cause adjustments in the holding periods of the Fund’s securities; or (vii) otherwise

Taxation

adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and/or character of distributions to Fund shareholders. Each Fund intends to monitor its transactions, may make certain tax elections, and may be required to, among other things, dispose of securities (including at a time when it is not advantageous to do so) to mitigate the effect of these provisions, prevent the Fund’s disqualification as a RIC, or avoid incurring Fund-level U.S. federal income and/or excise tax.

A Fund’s investments in certain commodity-related investments, including ETFs and ETNs providing exposure to a single commodity or a commodities index, and MLPs, are or may be limited by its intention to qualify as a RIC, and, in certain cases, may adversely affect the Fund’s ability to qualify as a RIC in a particular year.

Investments by a Fund in foreign securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, or capital gains. Tax treaties between the U.S. and other countries may reduce or eliminate such taxes. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Under some circumstances, a Fund may make a special election that generally will require you to include in income your share of any foreign income taxes paid by the Fund or by certain underlying funds in which the Fund invests. You may be able either to deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that a Fund will make a special election for a taxable year even if it is eligible to do so.

Distributions paid to you by a Fund from net realized long-term capital gain (that is, the excess of any net long-term capital gain over net short-term capital loss) that the Fund reports as capital gain dividends (“capital gain dividends”) generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. All other dividends paid to you by a Fund (including dividends from short-term capital gain (that is, the excess of any net short-term capital gain over any net long-term capital loss)) from its current or accumulated earnings and profits, other than exempt-interest dividends (described below), generally are taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided holding periods and other requirements are met at both the shareholder and Fund level. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Corporations are taxed at the same rate on ordinary income as on capital gains. The Alternative Income Fund, Fixed Income Fund, Government Securities Fund, Short-Term Government Fund, Tax-Exempt Fund and Money Market Fund generally do not expect a significant portion of their distributions will qualify as qualified dividend income.

Effective for taxable years beginning on or after January 1, 2013, the “net investment income” of individuals, estates and trusts will be subject to a new 3.8% Medicare contribution tax, to the extent such income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends but excluding any exempt-interest dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Dividends that the Pyxis Tax-Exempt Fund properly reports to you as “exempt-interest dividends” are generally not subject to federal income taxation, but may be subject to state and local taxes. The Fund generally intends to distribute primarily exempt-interest dividends that are also exempt from the federal alternative minimum tax. Distributions derived from other sources, including gains on the sale of municipal obligations, generally will be taxable to you as ordinary income or as long-term capital gain. If you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Pyxis Tax-Exempt Fund may have on the federal taxation of your benefits.

If, for any taxable year, a Fund’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of your tax basis in the shares. The amount treated as a tax-free return of capital will reduce your tax basis in the shares, thereby increasing your potential gain or reducing your potential loss on the subsequent sale of the shares. Any amounts distributed to you in excess of your tax basis in the shares will be taxable to you as capital gain (assuming the shares are held as a capital asset).

Dividends and other taxable distributions are taxable to you as described herein, whether received in cash or reinvested in additional shares of a Fund. Dividends and other distributions paid by a Fund generally are treated as received by you at the time the dividend or distribution is made. If, however, a Fund pays you a dividend in January that was declared in the previous October, November or December and you were a shareholder of record on a specified record date in one of those months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution (other than a distribution of net investment income that a Fund declares daily (see “Dividends and Other Distributions” above), you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

Pyxis Funds II Prospectus

February 1, 2012

Each Fund will send you information after the end of each calendar year setting forth the amount and tax status of any dividends or other distributions paid to you by the Fund. Dividends and other distributions may also be subject to state, local and other taxes.

If you sell or otherwise dispose of any of your shares of a Fund (including (i) exchanging them for shares of another eligible Fund as described in “Exchange of Shares” above or (ii) through a redemption), other than shares of the Pyxis Money Market Fund II, you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held (or are treated as having held) such shares for more than one year at the time of sale. All or a portion of any loss you realize on a taxable sale or exchange of your shares of a Fund will be disallowed if you acquire other shares of the same Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, any loss realized upon a taxable sale or exchange of Fund shares held (or deemed held) by you for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by you with respect to those shares. In addition, any loss realized upon a taxable disposition of shares of the Pyxis Tax-Exempt Fund held by a shareholder for six months or less generally will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to those shares. This loss disallowance rule does not apply to a shareholder’s disposition of Pyxis Tax-Exempt Fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the Fund if, as currently expected, the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis.

A Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to you if: (i) you fail to provide the Fund (or its agent) with your correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification; or (ii) the Fund has been notified by the IRS that you are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE PROVISIONS OF THE CODE AND THE TREASURY REGULATIONS IN EFFECT AS THEY DIRECTLY GOVERN THE TAXATION OF A FUND AND ITS SHAREHOLDERS. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. A MORE COMPLETE DISCUSSION OF THE TAX RULES APPLICABLE TO A FUND CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME OR OTHER TAXES.

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Pyxis Funds II Prospectus

February 1, 2012

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years or periods ended September 30. With respect to the Trend Following Fund, the financial information shown below for the fiscal year ended January 31, 2011 and the period ended January 31, 2010 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP (“KPMG”), the Funds’ independent registered public accounting firm. With respect to the Pyxis Trend Following Fund, information for fiscal periods prior to September 30, 2011 was audited by Tait, Weller & Baker LLP, the Predecessor Fund’s independent registered public accounting firm. KPMG’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. Because Alpha Trend Strategies Fund, Alternative Income Fund, Energy and Materials Fund and Dividend Equity Fund commenced operations after September 30, 2011, there are no financial highlights to report with respect to those Funds.

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Trend Following Fund
								CLASS A
								2011(d)	2011(f)	2010(g)
Net asset value, beginning of period								$11.18	$10.58	$10.00
Income from investment operations:
Net investment income/(loss) (a)								(0.11)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments								(0.58)	0.78	0.76
Total from operations								(0.69)	0.65	0.62
Less distributions from:
Net investment income								—	—	—
Net realized gains								—	(0.05)	(0.04)
Total distributions								—	(0.05)	(0.04)

Net asset value, end of period								$10.49	$11.18	$10.58

Total Return (b)								(6.17)%(e)	6.13%	6.19%(e)
Ratios/Supplemental Data:
Net assets, end of period (000)								$8,885	$24,471	$26,254
Net investment income/(loss)								(1.57)%	(1.24)%	(1.54)%
Net expenses (c)								2.25%	2.25%	2.25%
Gross expenses (c)								3.54%	2.79%	3.72%
Portfolio turnover rate								256%(e)	213%	626%(e)

Pyxis U.S. Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$21.95	$21.28	$22.74	$31.03	$30.00	$20.76	$20.25	$21.52	$29.49	$28.62
Income from Investment Operations:
Net investment income (a)	0.16	0.20	0.23	0.22	0.34	(0.02)	0.03	0.10	0.02	0.12
Net realized and unrealized gain (loss) on investments	(0.89)	0.69	(1.22)	(5.27)	4.27	(0.85)	0.67	(1.13)	(5.00)	4.06
Total from operations	(0.73)	0.89	(0.99)	(5.05)	4.61	(0.87)	0.70	(1.03)	(4.98)	4.18
Less distributions from:
Net investment income	(0.16)	(0.22)	(0.23)	(0.25)	(0.42)	—	(0.19)	—	(—)(i)	(0.15)
Net realized gains	—	—	(0.24)	(2.99)	(3.16)	—	—	(0.24)	(2.99)	(3.16)
Total distributions	(0.16)	(0.22)	(0.47)	(3.24)	(3.58)	—	(0.19)	(0.24)	(2.99)	(3.31)

Net asset value, end of period	$21.06	$21.95	$21.28	$22.74	$31.03	$19.89	$20.76	$20.25	$21.52	$29.49

Total Return (b)	(3.43)%	4.19%	(3.65)%	(17.86)%	16.59%	(4.19)%	3.45%	(4.40)%	(18.48)%	15.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$145,963	$177,794	$200,909	$236,786	$316,324	$109	$393	$988	$2,222	$4,910
Net investment income/(loss)	0.65%	0.94%	1.32%	0.85%	1.15%	(0.10)%	0.13%	0.59%	0.09%	0.43%
Net expenses	0.85%(h)	0.74%(h)	0.81%(h)	0.79%(h)	0.76%	1.60%(h)	1.52%(h)	1.56%(h)	1.54%(h)	1.51%
Gross expenses	0.85%	0.75%	0.81%	0.79%	0.76%	1.60%	1.52%	1.56%	1.54%	1.51%
Portfolio turnover rate	40%	41%	49%	55%	53%	40%	41%	49%	55%	53%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Does not include expenses of investment companies in which the Fund invests.

(d)	For the eight months ended September 30, 2011.

(e)	Not annualized.

(f)	For the year ended January 31, 2011.

(g)	Fund commenced operations on March 31, 2009.

(h)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(i)	Less than $0.005 per share or less than 0.005%.

(j)	Class commenced operations on January 29, 2008.

126	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(j)	2011	2010	2009	2008	2007
$20.37	19.82	21.10	29.00	28.24	$21.91	21.25	22.71	25.12	$21.84	21.16	22.65	30.93	29.92

(0.02)	0.04	0.09	0.02	0.12	0.10	0.15	0.19	0.11	0.22	0.26	0.28	0.29	0.41
(0.83)	0.64	(1.10)	(4.90)	4.00	(0.84)	0.69	(1.23)	(2.52)	(0.77)	0.69	(1.24)	(5.25)	4.26
(0.85)	0.68	(1.01)	(4.88)	4.12	(0.74)	0.84	(1.04)	(2.41)	(0.55)	0.95	(0.96)	(4.96)	4.67

—	(0.13)	(0.03)	(0.03)	(0.20)	(0.08)	(0.18)	(0.18)	(—)(i)	(0.22)	(0.27)	(0.29)	(0.33)	(0.50)
—	—	(0.24)	(2.99)	(3.16)	—	—	(0.24)	(—)(i)	—	—	(0.24)	(2.99)	(3.16)
—	(0.13)	(0.27)	(3.02)	(3.36)	(0.08)	(0.18)	(0.42)	(—)(i)	(0.22)	(0.27)	(0.53)	(3.32)	(3.66)

$19.52	$20.37	$19.82	$21.10	$29.00	$21.09	$21.91	$21.25	$22.71	$21.07	$21.84	$21.16	$22.65	$30.93

(4.12)%	3.42%	(4.36)%	(18.47)%	15.71%	(3.43)%	3.94%	(3.93)%	(9.59)%	(2.65)%	4.47%	(3.44)%	(17.65)%	16.87%

$1,985	$2,783	$3,209	$4,658	$6,892	$1	$9	$9	$9	$4,674	$133,629	$110,137	$113,123	$136,756
(0.10)%	0.19%	0.57%	0.10%	0.42%	0.40%	0.71%	1.06%	0.65%	0.90%	1.21%	1.56%	1.10%	1.39%
1.60%(h)	1.50%(h)	1.56%(h)	1.54%(h)	1.51%	1.10%(h)	0.98%(h)	1.06%(h)	1.04%(h)	0.60%(h)	0.48%(h)	0.56%(h)	0.54%(h)	0.51%
1.60%	1.50%	1.56%	1.54%	1.51%	1.10%	0.98%	1.06%	1.04%	0.60%	0.49%	0.56%	0.54%	0.51%
40%	41%	49%	55%	53%	40%	41%	49%	55%	40%	41%	49%	55%	53%

See Notes to Financial Statements	127

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Core America Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.45	$8.07	$8.86	$12.82	$11.93	$7.99	$7.67	$8.36	$12.21	$11.38
Income from Investment Operations:
Net investment income/(loss) (a)	0.08	0.08	0.10	0.08	0.12	0.01	0.01	0.04	(—)(d)	0.04
Net realized and unrealized gain (loss) on investments	(0.31)	0.38	(0.69)	(1.80)	1.91	(0.30)	0.36	(0.63)	(1.69)	1.81
Total from operations	(0.23)	0.46	(0.59)	(1.72)	2.03	(0.29)	0.37	(0.59)	(1.69)	1.85
Less distributions from:
Net investment income	(0.07)	(0.08)	(0.10)	(0.08)	(0.14)	—	(0.05)	—	(—)(d)	(0.02)
Net realized gains	—	—	(0.10)	(2.16)	(1.00)	—	—	(0.10)	(2.16)	(1.00)
Total distributions	(0.07)	(0.08)	(0.20)	(2.24)	(1.14)	—	(0.05)	(0.10)	(2.16)	(1.02)

Net asset value, end of period	$8.15	$8.45	$8.07	$8.86	$12.82	$7.70	$7.99	$7.67	$8.36	$12.21

Total Return (b)	(2.85)%	5.70%	(6.11)%	(15.86)%	18.00%	(3.63)%	4.84%	(6.75)%	(16.42)%	17.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,171	$34,667	$34,466	$42,078	$56,907	$112	$225	$626	$1,509	$2,967
Net investment income	0.89%	1.00%	1.39%	0.76%	1.02%	0.14%	0.14%	0.68%	(0.01)%	0.33%
Net expenses	1.13%(c)	1.36%(c)	1.33%(c)	1.17%(c)	1.20%	1.88%(c)	2.12%(c)	2.08%(c)	1.92%(c)	1.95%
Gross expenses	1.13%	1.41%	1.52%	1.35%	1.20%	1.88%	2.15%	2.27%	2.10%	1.95%
Portfolio turnover rate	47%	50%	69%	67%	59%	47%	50%	69%	67%	59%

Pyxis Premier Growth Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.45	$18.45	$20.84	$27.15	$27.64	$16.97	$16.20	$18.62	$24.71	$25.67
Income from Investment Operations:
Net investment income/(loss) (a)	(—)(d)	(0.01)	0.06	0.01	(0.02)	(0.15)	(0.14)	(0.06)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.06)	1.06	(1.27)	(3.76)	3.64	(0.02)	0.93	(1.19)	(3.38)	3.35
Total from operations	0.06	1.05	(1.21)	(3.75)	3.62	(0.17)	0.79	(1.25)	(3.53)	3.15
Less distributions from:
Net investment income	—	(0.05)	(0.01)	(—)(d)	—	—	(0.02)	—	(—)(d)	—
Net realized gains	—	—	(1.17)	(2.56)	(4.11)	—	—	(1.17)	(2.56)	(4.11)
Total distributions	—	(0.05)	(1.18)	(2.56)	(4.11)	—	(0.02)	(1.17)	(2.56)	(4.11)

Net asset value, end of period	$19.39	$19.45	$18.45	$20.84	$27.15	$16.80	$16.97	$16.20	$18.62	$24.71

Total Return (b)	(0.31)%	5.69%	(3.58)%	(14.92)%	14.24%	(1.00)%	4.88%	(4.29)%	(15.55)%	13.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,321	$140,095	$149,681	$162,122	$215,568	$210	$577	$2,474	$6,115	$12,542
Net investment income/(loss)	(0.02)%	(0.08)%	0.36%	0.06%	(0.07)%	(0.77)%	(0.89)%	(0.46)%	(0.71)%	(0.82)%
Net expenses	1.07%(c)	1.00%(c)	1.10%(c)	1.07%(c)	1.01%	1.82%(c)	1.78%(c)	1.85%(c)	1.82%(c)	1.76%
Gross expenses	1.10%	1.00%	1.10%	1.07%	1.01%	1.85%	1.79%	1.85%	1.82%	1.76%
Portfolio turnover rate	23%	21%	27%	30%	28%	23%	21%	27%	30%	28%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Class commenced operations on January 29, 2008.

(f)	Not annualized.

(g)	Less than $1,000 of asset in share class.

128	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$7.86	$7.54	$8.28	$12.12	$11.32	$8.44	$8.06	$8.85	$9.66	$9.37	$8.94	$9.79	$13.91	$12.71

0.01	0.02	0.04	(—)(d)	0.03	0.06	0.06	0.08	0.04	0.12	0.10	0.12	0.13	0.17
(0.29)	0.34	(0.64)	(1.68)	1.81	(0.29)	0.37	(0.69)	(0.85)	(0.36)	0.43	(0.75)	(1.98)	2.15
(0.28)	0.36	(0.60)	(1.68)	1.84	(0.23)	0.43	(0.61)	(0.81)	(0.24)	0.53	(0.63)	(1.85)	2.32

—	(0.04)	(0.04)	(—)(d)	(0.04)	(0.05)	(0.05)	(0.08)	(—)(d)	(0.09)	(0.10)	(0.12)	(0.11)	(0.12)
—	—	(0.10)	(2.16)	(1.00)	—	—	(0.10)	(—)(d)	—	—	(0.10)	(2.16)	(1.00)
—	(0.04)	(0.14)	(2.16)	(1.04)	(0.05)	(0.05)	(0.18)	(—)(d)	(0.09)	(0.10)	(0.22)	(2.27)	(1.12)

$7.58	$7.86	$7.54	$8.28	$12.12	$8.16	$8.44	$8.06	$8.85	$9.04	$9.37	$8.94	$9.79	$13.91

(3.56)%	4.83%	(6.76)%	(16.45)%	17.18%	(2.82)%	5.34%	(6.35)%	(8.39)%(f)	(2.68)%	5.88%	(5.83)%	(15.56)%	19.25%

$1,361	$1,907	$1,852	$1,098	$1,535	$1	$9	$9	$9	$94	$149	$294	$9	$—(g)
0.14%	0.25%	0.60%	(—)%(d)	0.29%	0.64%	0.75%	1.11%	0.59%	1.14%	1.19%	1.48%	1.13%	1.28%
1.88%(c)	2.12%(c)	2.08%(c)	1.92%(c)	1.95%	1.38%(c)	1.61%(c)	1.58%(c)	1.42%(c)	0.88%(c)	1.11%(c)	1.01%(c)	0.92%(c)	0.95%
1.88%	2.16%	2.27%	2.10%	1.95%	1.38%	1.66%	1.77%	1.60%	0.88%	1.14%	1.07%	1.10%	0.95%
47%	50%	69%	67%	59%	47%	50%	69%	67%	47%	50%	69%	67%	59%

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$17.00	$16.21	$18.62	$24.72	$25.68	$19.33	$18.39	$20.80	$22.19	$19.81	$18.78	$21.25	$27.57	$28.11

(0.15)	(0.14)	(0.06)	(0.15)	(0.20)	(0.06)	(0.06)	0.02	(0.02)	0.05	0.04	0.11	0.07	0.04
(0.03)	0.93	(1.18)	(3.39)	3.35	(0.05)	1.05	(1.26)	(1.37)	(0.06)	1.08	(1.31)	(3.83)	3.70
(0.18)	0.79	(1.24)	(3.54)	3.15	(0.11)	0.99	(1.24)	(1.39)	(0.01)	1.12	(1.20)	(3.76)	3.74

—	—	—	(—)(d)	—	—	(0.05)	—	(—)(d)	—	(0.09)	(0.10)	(—)(d)	(0.17)
—	—	(1.17)	(2.56)	(4.11)	—	—	(1.17)	(—)(d)	—	—	(1.17)	(2.56)	(4.11)
—	—	(1.17)	(2.56)	(4.11)	—	(0.05)	(1.17)	(—)(d)	—	(0.09)	(1.27)	(2.56)	(4.28)

$16.82	$17.00	$16.21	$18.62	$24.72	$19.22	$19.33	$18.39	$20.80	$19.80	$19.81	$18.78	$21.25	$27.57

(1.06)%	4.87%	(4.23)%	(15.59)%	13.40%	(0.57)%	5.40%	(3.76)%	(6.26)%(f)	(0.05)%	5.94%	(3.30)%	(14.71)%	14.52%

$10,248	$13,770	$14,378	$19,630	$31,467	$171	$103	$9	$9	$24,705	$36,848	$22,971	$5,531	$16,826
(0.77)%	(0.83)%	(0.41)%	(0.70)%	(0.82)%	(0.27)%	(0.31)%	0.10%	(0.16)%	0.23%	0.19%	0.70%	0.29%	0.17%
1.82%(c)	1.75%(c)	1.85%(c)	1.82%(c)	1.76%	1.32%(c)	1.23%(c)	1.35%(c)	1.35%(c)	0.82%(c)	0.74%(c)	0.85%(c)	0.82%(c)	0.75%
1.85%	1.75%	1.85%	1.82%	1.76%	1.35%	1.24%	1.35%	1.35%	0.85%	0.74%	0.85%	0.82%	0.75%
23%	21%	27%	30%	28%	23%	21%	27%	30%	23%	21%	27%	30%	28%

See Notes to Financial Statements	129

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Small-Cap Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.64	$8.49	$10.73	$16.13	$16.16	$8.33	$7.39	$9.58	$14.82	$15.11
Income from Investment Operations:
Net investment income/(loss) (a)	(0.07)	(0.03)	(0.04)	—(d)	(0.01)	(0.14)	(0.07)	(0.08)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	0.50	1.18	(1.34)	(2.43)	2.24	0.45	1.01	(1.25)	(2.19)	2.09
Total from operations	0.43	1.15	(1.38)	(2.43)	2.23	0.31	0.94	(1.33)	(2.27)	1.97
Less distributions from:
Net investment income	—	—	—	(—)(d)	—	—	—	—	(—)(d)	—
Net realized gains	—	—	(0.86)	(2.97)	(2.26)	—	—	(0.86)	(2.97)	(2.26)
Total distributions	—	—	(0.86)	(2.97)	(2.26)	—	—	(0.86)	(2.97)	(2.26)

Net asset value, end of period	$10.07	$9.64	$8.49	$10.73	$16.13	$8.64	$8.33	$7.39	$9.58	$14.82

Total Return (b)	4.46%	13.55%	(10.17)%	(17.68)%	14.87%	3.60%	12.72%	(10.95)%	(18.26)%	14.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,155	$34,798	$32,456	$42,271	$58,523	$216	$434	$1,055	$2,957	$7,716
Net investment income/(loss)	(0.65)%	(0.33)%	(0.56)%	0.03%	(0.03)%	(1.40)%	(0.98)%	(1.23)%	(0.69)%	(0.78)%
Net expenses	1.91%(c)	1.81%(c)	2.14%(c)	1.37%(c)	1.24%	2.66%(c)	2.59%(c)	2.89%(c)	2.12%(c)	1.98%
Gross expenses	1.92%	1.97%	2.20%	1.38%	1.24%	2.67%	2.70%	2.95%	2.13%	1.98%
Portfolio turnover rate	71%	42%	51%	60%	37%	71%	42%	51%	60%	37%

Pyxis Global Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.18	$18.26	$21.26	$32.08	$24.66	$17.25	$16.57	$19.25	$29.48	$22.71
Income from Investment Operations:
Net investment income/(loss) (a)	0.01	0.04	0.17	0.28	0.18	(0.13)	(0.11)	—	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	(2.26)	1.08	(2.15)	(7.54)	7.38	(2.00)	1.00	(1.89)	(6.85)	6.80
Total from operations	(2.25)	1.12	(1.98)	(7.26)	7.56	(2.13)	0.89	(1.89)	(6.79)	6.77
Less distributions from:
Net investment income	(0.03)	(0.20)	(0.31)	(0.12)	(0.14)	—	(0.21)	(0.08)	—(d)	—
Net realized gains	—	—	(0.71)	(3.44)	—	—	—	(0.71)	(3.44)	—
Total distributions	(0.03)	(0.20)	(1.02)	(3.56)	(0.14)	—	(0.21)	(0.79)	(3.44)	—

Net asset value, end of period	$16.90	$19.18	$18.26	$21.26	$32.08	$15.12	$17.25	$16.57	$19.25	$29.48

Total Return (b)	(11.75)%	6.14%	(8.00)%	(25.19)%	30.78%	(12.35)%	5.37%	(8.72)%	(25.79)%	29.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,813	$29,589	$30,544	$36,560	$50,051	$20	$47	$86	$222	$457
Net investment income/(loss)	0.03%	0.19%	1.12%	1.04%	0.64%	(0.72)%	(0.67)%	0.05%	0.24%	(0.12)%
Net expenses	1.53%(c)	1.27%(c)	1.70%(c)	1.41%(c)	1.36%	2.28%(c)	2.09%(c)	2.45%(c)	2.16%(c)	2.10%
Gross expenses	1.72%	1.28%	1.70%	1.41%	1.36%	2.47%	2.09%	2.45%	2.16%	2.10%
Portfolio turnover rate	64%	68%	60%	57%	66%	64%	68%	60%	57%	66%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Class commenced operations on January 29, 2008.

(f)	Not annualized.

(g)	Less than $1,000 of asset in share class.

130	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$8.29	$7.35	$9.53	$14.76	$15.07	$9.58	$8.46	$10.72	$11.58	$10.04	$8.82	$11.06	$16.50	$16.44

(0.14)	(0.08)	(0.08)	(0.08)	(0.12)	(0.10)	(0.05)	(0.06)	(0.03)	(0.05)	—	(0.01)	0.04	0.04
0.44	1.02	(1.24)	(2.18)	2.07	0.51	1.17	(1.34)	(0.83)	0.52	1.22	(1.37)	(2.51)	2.28
0.30	0.94	(1.32)	(2.26)	1.95	0.41	1.12	(1.40)	(0.86)	0.47	1.22	(1.38)	(2.47)	2.32

—	—	—	(—)(d)	—	—	—	—	(—)(d)	—	—	—	(—)(d)	—
—	—	(0.86)	(2.97)	(2.26)	—	—	(0.86)	(—)(d)	—	—	(0.86)	(2.97)	(2.26)
—	—	(0.86)	(2.97)	(2.26)	—	—	(0.86)	(—)(d)	—	—	(0.86)	(2.97)	(2.26)

$8.59	$8.29	$7.35	$9.53	$14.76	$9.99	$9.58	$8.46	$10.72	$10.51	$10.04	$8.82	$11.06	$16.50

3.62%	12.79%	(10.90)%	(18.28)%	13.99%	4.28%	13.24%	(10.37)%	(7.43)%(f)	4.68%	13.83%	(9.83)%	(17.50)%	15.20%

$2,587	$2,832	$2,839	$4,797	$7,428	$1	$9	$8	$9	$209	$198	$1,035	$3,694	$8,053
(1.40)%	(1.08)%	(1.30)%	(0.72)%	(0.78)%	(0.90)%	(0.55)%	(0.84)%	(0.34)%	(0.40)%	(0.04)%	(0.18)%	0.36%	0.23%
2.66%(c)	2.56%(c)	2.89%(c)	2.12%(c)	1.99%	2.16%(c)	2.03%(c)	2.39%(c)	1.62%(c)	1.66%(c)	1.58%(c)	1.89%(c)	1.12%(c)	0.99%
2.67%	2.71%	2.95%	2.14%	1.99%	2.17%	2.19%	2.45%	1.63%	1.67%	1.72%	1.95%	1.12%	0.99%
71%	42%	51%	60%	37%	71%	42%	51%	60%	71%	42%	51%	60%	37%

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$17.45	$16.58	$19.38	$29.66	$22.85	$19.16	$18.22	$21.21	$25.98	$19.26	$18.32	$21.35	$32.23	$24.77

(0.13)	(0.09)	0.01	0.10	(—)(d)	(0.04)	(0.01)	0.14	0.28	0.06	0.08	0.21	0.35	0.26
(2.02)	0.98	(1.93)	(6.93)	6.81	(2.19)	1.08	(2.15)	(5.05)	(2.17)	1.09	(2.16)	(7.59)	7.40
(2.15)	0.89	(1.92)	(6.83)	6.81	(2.23)	1.07	(2.01)	(4.77)	(2.11)	1.17	(1.95)	(7.24)	7.66

—	(0.02)	(0.17)	(0.01)	—	—	(0.13)	(0.27)	(—)(d)	(0.08)	(0.23)	(0.37)	(0.20)	(0.20)
—	—	(0.71)	(3.44)	—	—	—	(0.71)	(—)(d)	—	—	(0.71)	(3.44)	—
—	(0.02)	(0.88)	(3.45)	—	—	(0.13)	(0.98)	(—)(d)	(0.08)	(0.23)	(1.08)	(3.64)	(0.20)

$15.30	$17.45	$16.58	$19.38	$29.66	$16.93	$19.16	$18.22	$21.21	$17.07	$19.26	$18.32	$21.35	$32.23

(12.32)%	5.39%	(8.74)%	(25.78)%	29.80%	(11.64)%	5.88%	(8.24)%	(18.36)%(f)	(11.02)%	6.42%	(7.73)%	(25.07)%	31.11%

$90	$127	$195	$489	$467	$1	$8	$7	$8	$—(g)	$15,722	$15,435	$18,339	$25,544
(0.72)%	(0.58)%	0.05%	0.39%	(0.01)%	(0.22)%	(0.05)%	0.92%	1.65%	0.28%	0.45%	1.38%	1.28%	0.91%
2.28%(c)	2.02%(c)	2.45%(c)	2.16%(c)	2.10%	1.78%(c)	1.52%(c)	1.95%(c)	1.66%(c)	1.28%(c)	1.01%(c)	1.45%(c)	1.16%(c)	1.10%
2.47%	2.03%	2.45%	2.16%	2.10%	1.97%	1.52%	1.95%	1.66%	1.47%	1.02%	1.45%	1.16%	1.10%
64%	68%	60%	57%	66%	64%	68%	60%	57%	64%	68%	60%	57%	66%

See Notes to Financial Statements	131

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis International Equity Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.48	$12.71	$16.20	$25.05	$18.79	$11.34	$11.65	$14.97	$23.29	$17.48
Income from investment operations:
Net investment income/(loss) (a)	0.08	0.12	0.23	0.43	0.23	(0.02)	0.03	0.13	0.19	0.04
Net realized and unrealized gain (loss) on investments	(1.97)	0.02	(1.47)	(6.59)	6.21	(1.79)	0.01	(1.37)	(6.03)	5.82
Total from operations	(1.89)	0.14	(1.24)	(6.16)	6.44	(1.81)	0.04	(1.24)	(5.84)	5.86
Less distributions from:
Net investment income	(0.12)	(0.37)	(0.39)	(0.23)	(0.16)	—	(0.35)	(0.22)	(0.02)	(0.03)
Net realized gains	—	—	(1.86)	(2.46)	(0.02)	—	—	(1.86)	(2.46)	(0.02)
Total distributions	(0.12)	(0.37)	(2.25)	(2.69)	(0.18)	—	(0.35)	(2.08)	(2.48)	(0.05)

Net asset value, end of period	$10.47	$12.48	$12.71	$16.20	$25.05	$9.53	$11.34	$11.65	$14.97	$23.29

Total Return (b)	(15.67)%	1.12%	(3.55)%	(27.35)%	34.50%	(16.31)%	0.34%	(4.28)%	(27.86)%	33.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,057	$24,762	$33,160	$48,250	$56,956	$49	$126	$399	$651	$1,449
Net investment income/(loss)	0.59%	1.04%	2.17%	2.02%	1.06%	(0.15)%	0.28%	1.27%	0.95%	0.22%
Net expenses	1.68%(c)	1.94%(c)	1.53%(c)	1.37%(c)	1.45%	2.43%(c)	2.67%(c)	2.28%(c)	2.12%(c)	2.20%
Gross expenses	1.68%	2.04%	1.77%	1.51%	1.45%	2.43%	2.72%	2.52%	2.25%	2.20%
Portfolio turnover rate	41%	44%	60%	39%	38%	41%	44%	60%	39%	38%

Pyxis Total Return Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.80	$17.90	$20.16	$27.03	$25.10	$18.07	$17.23	$19.36	$26.02	$24.23
Income from Investment operations:
Net investment income (a)	0.21	0.17	0.26	0.40	0.46	0.06	0.02	0.14	0.21	0.26
Net realized and unrealized gain (loss) on investments	(0.87)	0.99	(1.08)	(4.54)	4.01	(0.83)	0.96	(1.03)	(4.36)	3.87
Total from operations	(0.66)	1.16	(0.82)	(4.14)	4.47	(0.77)	0.98	(0.89)	(4.15)	4.13
Less distributions from:
Net investment income	(0.11)	(0.26)	(0.39)	(0.44)	(0.53)	—	(0.14)	(0.19)	(0.22)	(0.33)
Net realized gains	—	—	(1.05)	(2.29)	(2.01)	—	—	(1.05)	(2.29)	(2.01)
Total distributions	(0.11)	(0.26)	(1.44)	(2.73)	(2.54)	—	(0.14)	(1.24)	(2.51)	(2.34)

Net asset value, end of period	$18.03	$18.80	$17.90	$20.16	$27.03	$17.30	$18.07	$17.23	$19.36	$26.02

Total Return (b)	(3.51)%	6.51%	(2.60)%	(16.87)%	19.03%	(4.21)%	5.73%	(3.37)%	(17.47)%	18.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$79,574	$104,835	$105,256	$116,282	$147,927	$349	$1,077	$4,772	$8,222	$13,980
Net investment income/(loss)	1.07%	0.92%	1.66%	1.68%	1.82%	0.32%	0.14%	0.91%	0.91%	1.07%
Net expenses	1.42%(c)	1.15%(c)	1.08%(c)	0.90%(c)	0.87%	2.17%(c)	1.90%(c)	1.83%(c)	1.65%(c)	1.62%
Gross expenses	1.46%	1.26%	1.13%	0.90%	0.87%	2.21%	1.97%	1.88%	1.66%	1.62%
Portfolio turnover rate	177%	137%	144%	156%	133%	177%	137%	144%	156%	133%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Class commenced operations on January 29, 2008.

(f)	Not annualized.

132	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$11.40	$11.62	$15.04	$23.44	$17.58	$12.46	$12.68	$16.17	$20.63	$12.65	$12.88	$16.40	$25.33	$18.99

(0.02)	0.04	0.14	0.22	0.05	0.05	0.10	0.21	0.38	0.11	0.15	0.34	0.46	0.28
(1.80)	0.03	(1.40)	(6.09)	5.84	(1.96)	0.02	(1.47)	(4.84)	(1.99)	0.02	(1.56)	(6.64)	6.29
(1.82)	0.07	(1.26)	(5.87)	5.89	(1.91)	0.12	(1.26)	(4.46)	(1.88)	0.17	(1.22)	(6.18)	6.57

(0.04)	(0.29)	(0.30)	(0.07)	(0.01)	(0.09)	(0.34)	(0.37)	(—)(d)	(0.15)	(0.40)	(0.44)	(0.29)	(0.21)
—	—	(1.86)	(2.46)	(0.02)	—	—	(1.86)	—	—	—	(1.86)	(2.46)	(0.02)
(0.04)	(0.29)	(2.16)	(2.53)	(0.03)	(0.09)	(0.34)	(2.23)	(—)(d)	(0.15)	(0.40)	(2.30)	(2.75)	(0.23)

$9.54	$11.40	$11.62	$15.04	$23.44	$10.46	$12.46	$12.68	$16.17	$10.62	$12.65	$12.88	$16.40	$25.33

(16.40)%	0.61%	(4.29)%	(27.86)%	33.53%	(15.80)%	0.82%	(3.75)%	(21.62)%(f)	(15.49)%	1.34%	(3.27)%	(27.19)%	34.85%

$859	$1,208	$1,194	$1,462	$1,259	$1	$8	$8	$8	$453	$4,849	$8,220	$8,872	$10,354
(0.15)%	0.39%	1.41%	1.10%	0.25%	0.35%	0.82%	2.00%	2.79%	0.84%	1.27%	3.10%	2.13%	1.29%
2.43%(c)	2.70%(c)	2.28%(c)	2.12%(c)	2.20%	1.93%(c)	2.19%(c)	1.78%(c)	1.62%(c)	1.43%(c)	1.69%(c)	1.38%(c)	1.12%(c)	1.20%
2.43%	2.80%	2.52%	2.27%	2.20%	1.93%	2.30%	2.02%	1.77%	1.43%	1.78%	1.52%	1.26%	1.20%
41%	44%	60%	39%	38%	41%	44%	60%	39%	41%	44%	60%	39%	38%

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$17.37	$16.59	$18.76	$25.36	$23.67	$18.79	$17.87	$20.13	$22.72	$19.03	$18.10	$20.39	$27.31	$25.34

0.06	0.03	0.13	0.21	0.26	0.16	0.12	0.23	0.25	0.27	0.21	0.31	0.47	0.53
(0.80)	0.91	(1.01)	(4.24)	3.77	(0.86)	0.99	(1.09)	(2.84)	(0.89)	1.01	(1.10)	(4.59)	4.04
(0.74)	0.94	(0.88)	(4.03)	4.03	(0.70)	1.11	(0.86)	(2.59)	(0.62)	1.22	(0.79)	(4.12)	4.57

—	(0.16)	(0.24)	(0.28)	(0.33)	(0.07)	(0.19)	(0.35)	(—)(d)	(0.17)	(0.29)	(0.45)	(0.51)	(0.59)
—	—	(1.05)	(2.29)	(2.01)	—	—	(1.05)	(—)(d)	—	—	(1.05)	(2.29)	(2.01)
—	(0.16)	(1.29)	(2.57)	(2.34)	(0.07)	(0.19)	(1.40)	(—)(d)	(0.17)	(0.29)	(1.50)	(2.80)	(2.60)

$16.63	$17.37	$16.59	$18.76	$25.36	$18.02	$18.79	$17.87	$20.13	$18.24	$19.03	$18.10	$20.39	$27.31

(4.20)%	5.71%	(3.33)%	(17.48)%	18.16%	(3.70)%	6.25%	(2.88)%	(11.40)%	(3.36)%	6.81%	(2.39)%	(16.65)%	19.31%

$8,183	$11,714	$10,841	$13,674	$14,462	$1	$9	$9	$9	$238	$5,070	$7,788	$5,571	$5,670
0.32%	0.19%	0.90%	0.93%	1.07%	0.82%	0.66%	1.40%	1.67%	1.32%	1.16%	1.90%	1.96%	2.07%
2.17%(c)	1.90%(c)	1.83%(c)	1.65%(c)	1.62%	1.67%(c)	1.41%(c)	1.33%(c)	1.15%(c)	1.17%(c)	0.90%(c)	0.83%(c)	0.65%(c)	0.62%(c)
2.21%	2.01%	1.88%	1.66%	1.62%	1.71%	1.52%	1.38%	1.15%	1.21%	1.00%	0.88%	0.65%	0.62%
177%	137%	144%	156%	133%	177%	137%	144%	156%	177%	137%	144%	156%	133%

See Notes to Financial Statements	133

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Government Securities Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.26	$8.99	$8.85	$8.60	$8.56	$9.34	$9.07	$8.93	$8.68	$8.63
Income from investment operations:
Net investment income (a)	0.09	0.16	0.26	0.31	0.34	0.02	0.09	0.19	0.25	0.28
Net realized and unrealized gain on investments	0.34	0.28	0.13	0.26	0.04	0.34	0.29	0.14	0.25	0.05
Total from operations	0.43	0.44	0.39	0.57	0.38	0.36	0.38	0.33	0.50	0.33
Less distributions from:
Net investment income	(0.10)	(0.15)	(0.25)	(0.32)	(0.34)	(0.04)	(0.09)	(0.19)	(0.25)	(0.28)
Net realized gains	(0.23)	(0.02)	—	(—)(d)	—	(0.23)	(0.02)	—	(—)(d)	—
Total distributions	(0.33)	(0.17)	(0.25)	(0.32)	(0.34)	(0.27)	(0.11)	(0.19)	(0.25)	(0.28)

Net asset value, end of period	$9.36	$9.26	$8.99	$8.85	$8.60	$9.43	$9.34	$9.07	$8.93	$8.68

Total Return (b)	4.88%	5.05%	4.45%	6.63%	4.57%	4.03%	4.24%	3.66%	5.80%	3.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$92,415	$102,503	$108,777	$114,342	$119,640	$92	$161	$450	$590	$896
Net investment income	1.02%	1.79%	2.85%	3.57%	4.01%	0.27%	1.04%	2.14%	2.83%	3.24%
Net expenses	0.93%(c)	0.80%(c)	0.84%(c)	0.92%(c)	0.89%	1.68%(c)	1.58%(c)	1.59%(c)	1.67%(c)	1.64%
Gross expenses	0.94%	0.81%	0.84%	0.94%	0.90%	1.69%	1.60%	1.59%	1.70%	1.65%
Portfolio turnover rate	529%	507%	157%	279%	323%	529%	507%	157%	279%	323%

Pyxis Short-Term Government Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.72	$11.58	$11.31	$11.29	$11.23	$11.70	$11.56	$11.30	$11.27	$11.22
Income from investment operations:
Net investment income/(loss) (a)	0.15	0.07	0.22	0.40	0.49	0.08	0.04	0.17	0.34	0.42
Net realized and unrealized gain (loss) on investments	(0.07)	0.23	0.27	0.02	0.05	(0.08)	0.20	0.24	0.02	0.05
Total from operations	0.08	0.30	0.49	0.42	0.54	—	0.24	0.41	0.36	0.47
Less distributions from:
Net investment income	(0.16)	(0.12)	(0.22)	(0.40)	(0.48)	(0.09)	(0.08)	(0.15)	(0.33)	(0.42)
Net realized gains	—	—	—	(—)(d)	—	—	—	—	(—)(d)	—
Return of capital	(0.02)	(0.04)	—	—	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.18)	(0.16)	(0.22)	(0.40)	(0.48)	(0.10)	(0.10)	(0.15)	(0.33)	(0.42)

Net asset value, end of period	$11.62	$11.72	$11.58	$11.31	$11.29	$11.60	$11.70	$11.56	$11.30	$11.27

Total Return (b)	0.70%	2.70%	4.38%	3.78%	4.95%	0.10%	2.08%	3.67%	3.25%	4.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,972	$47,901	$47,802	$41,040	$38,705	$129	$276	$636	$1,750	$3,219
Net investment income/(loss)	1.27%	0.64%	1.95%	3.54%	4.34%	0.67%	0.32%	1.56%	3.09%	3.75%
Net expenses	0.92%(c)	0.67%(c)	0.77%(c)	0.80%(c)	0.80%	1.52%(c)	1.29%(c)	1.37%(c)	1.40%(c)	1.40%
Gross expenses	0.92%	0.69%	0.77%	0.80%	0.80%	1.52%	1.31%	1.37%	1.41%	1.40%
Portfolio turnover rate	250%	274%	212%	263%	114%	250%	274%	212%	263%	114%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Class commenced operations on January 29, 2008.

(f)	Not annualized.

134	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C
2011	2010	2009	2008	2007
$9.39	$9.12	$8.98	$8.71	$8.66

0.02	0.09	0.20	0.25	0.28
0.35	0.29	0.13	0.27	0.05
0.37	0.38	0.33	0.52	0.33

(0.04)	(0.09)	(0.19)	(0.25)	(0.28)
(0.23)	(0.02)	—	(—)(d)	—
(0.27)	(0.11)	(0.19)	(0.25)	(0.28)

$9.49	$9.39	$9.12	$8.98	$8.71

4.13%	4.23%	3.64%	6.02%	3.90%

$518	$655	$634	$409	$294
0.27%	1.05%	2.07%	2.77%	3.24%
1.68%(c)	1.54%(c)	1.59%(c)	1.67%(c)	1.64%
1.69%	1.56%	1.59%	1.68%	1.64%
529%	507%	157%	279%	323%

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$11.70	$11.57	$11.30	$11.27	$11.22	$11.73	$11.58	$11.31	$11.42	$11.68	$11.54	$11.28	$11.25	$11.20

0.06	(0.02)	0.13	0.32	0.40	0.12	0.05	0.20	0.23	0.18	0.14	0.25	0.43	0.51
(0.07)	0.24	0.27	0.03	0.05	(0.05)	0.23	0.26	(0.11)	(0.07)	0.19	0.23	0.03	0.05
(0.01)	0.22	0.40	0.35	0.45	0.07	0.28	0.46	0.12	0.11	0.33	0.48	0.46	0.56

(0.07)	(0.07)	(0.13)	(0.32)	(0.40)	(0.16)	(0.10)	(0.19)	(0.23)	(0.19)	(0.14)	(0.22)	(0.43)	(0.51)
—	—	—	(—)(d)	—	—	—	—	(—)(d)	—	—	—	(—)(d)	—
(0.01)	(0.02)	—	—	—	(0.02)	(0.03)	—	—	(0.02)	(0.05)	—	—	—
(0.08)	(0.09)	(0.13)	(0.32)	(0.40)	(0.18)	(0.13)	(0.19)	(0.23)	(0.21)	(0.19)	(0.22)	(0.43)	(0.51)

$11.61	$11.70	$11.57	$11.30	$11.27	$11.62	$11.73	$11.58	$11.31	$11.58	$11.68	$11.54	$11.28	$11.25

(0.03)%	1.87%	3.59%	3.09%	4.08%	0.70%	2.46%	4.13%	1.07%(f)	0.95%	2.87%	4.55%	4.14%	5.12%

$3,552	$7,017	$5,847	$3,311	$3,039	$1	$11	$11	$10	$11,179	$27,835	$61,991	$57,131	$54,444
0.52%	(0.19)%	1.09%	2.83%	3.60%	1.02%	0.40%	1.72%	3.07%	1.52%	1.24%	2.21%	3.80%	4.59%
1.67%(c)	1.41%(c)	1.52%(c)	1.55%(c)	1.55%	1.17%(c)	0.90%(c)	1.02%(c)	1.05%(c)	0.67%(c)	0.45%(c)	0.52%(c)	0.55%(c)	0.55%
1.67%	1.43%	1.52%	1.55%	1.55%	1.17%	0.92%	1.02%	1.05%	0.67%	0.47%	0.52%	0.55%	0.55%
250%	274%	212%	263%	114%	250%	274%	212%	263%	250%	274%	212%	263%	114%

See Notes to Financial Statements	135

Financial Highlights

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Tax-Exempt Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.97	$11.79	$10.90	$11.41	$11.63	$11.96	$11.79	$10.89	$11.41	$11.63
Income from investment operations:
Net investment income (a)	0.34	0.41	0.41	0.43	0.46	0.26	0.31	0.32	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.11)	0.18	0.88	(0.52)	(0.22)	(0.10)	0.18	0.90	(0.51)	(0.23)
Total from operations	0.23	0.59	1.29	(0.09)	0.24	0.16	0.49	1.22	(0.18)	0.15
Less distributions from:
Net investment income	(0.34)	(0.41)	(0.40)	(0.42)	(0.46)	(0.26)	(0.32)	(0.32)	(0.34)	(0.37)
Net realized gains	—	—	—	(—)(d)	—	—	—	—	(—)(d)	—
Total distributions	(0.34)	(0.41)	(0.40)	(0.42)	(0.46)	(0.26)	(0.32)	(0.32)	(0.34)	(0.37)

Net asset value, end of period	$11.86	$11.97	$11.79	$10.90	$11.41	$11.86	$11.96	$11.79	$10.89	$11.41

Total Return (b)	2.06%	5.14%	12.09%	(0.84)%	2.11%	1.42%	4.27%	11.36%	(1.67)%	1.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,024	$40,049	$36,260	$30,972	$29,433	$5	$22	$86	$158	$484
Net investment income	2.97%	3.49%	3.58%	3.72%	4.00%	2.22%	2.80%	2.86%	2.99%	3.27%
Net expenses	1.15%(c)	0.86%(c)	0.86%(c)	0.87%(c)	0.87%	1.90%(c)	1.61%(c)	1.61%(c)	1.62%(c)	1.62%
Gross expenses	1.18%	0.63%	1.14%	1.12%	1.12%	1.93%	1.57%	1.89%	1.89%	1.87%
Portfolio turnover rate	40%	28%	24%	28%	40%	40%	28%	24%	28%	40%

Pyxis Fixed Income Fund
	CLASS A					CLASS B
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.26	$11.71	$11.44	$11.84	$11.90	$12.26	$11.71	$11.44	$11.84	$11.90
Income from investment operations:
Net investment income (a)	0.37	0.36	0.44	0.50	0.61	0.27	0.31	0.35	0.41	0.52
Net realized and unrealized gain (loss) on investments	0.31	0.63	0.26	(0.40)	(0.07)	0.32	0.59	0.27	(0.40)	(0.06)
Total from operations	0.68	0.99	0.70	0.10	0.54	0.59	0.90	0.62	0.01	0.46
Less distributions from:
Net investment income	(0.40)	(0.44)	(0.43)	(0.50)	(0.60)	(0.31)	(0.35)	(0.35)	(0.41)	(0.52)
Net realized gains	—	—	—	(—)(d)	—	—	—	—	(—)(d)	—
Total distributions	(0.40)	(0.44)	(0.43)	(0.50)	(0.60)	(0.31)	(0.35)	(0.35)	(0.41)	(0.52)

Net asset value, end of period	$12.54	$12.26	$11.71	$11.44	$11.84	$12.54	$12.26	$11.71	$11.44	$11.84

Total Return (b)	5.78%	8.65%	6.36%	0.73%	4.77%	5.00%	7.84%	5.57%	(0.11)%	3.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$94,079	$98,741	$103,525	$115,933	$121,475	$85	$131	$375	$803	$1,472
Net investment income	2.97%	3.02%	3.90%	4.19%	5.10%	2.22%	2.69%	3.21%	3.50%	4.34%
Net expenses	0.90%(c)	0.91%(c)	0.85%(c)	0.84%(c)	0.82%	1.65%(c)	1.67%(c)	1.60%(c)	1.59%(c)	1.57%
Gross expenses	0.91%	0.99%	0.88%	0.85%	0.83%	1.66%	1.72%	1.63%	1.60%	1.58%
Portfolio turnover rate	392%	342%	341%	467%	385%	392%	342%	341%	467%	385%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Class commenced operations on January 29, 2008.

(f)	Not annualized.

136	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

For the Years or Periods Ended September 30 (unless otherwise indicated)

CLASS C					CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
$11.96	$11.78	$10.89	$11.41	$11.62	$12.93	$12.74	$11.78	$12.34	$12.57

0.26	0.33	0.31	0.34	0.37	0.40	0.48	0.45	0.49	0.53
(0.10)	0.17	0.90	(0.52)	(0.21)	(0.11)	0.19	0.97	(0.56)	(0.23)
0.16	0.50	1.21	(0.18)	0.16	0.29	0.67	1.42	(0.07)	0.30

(0.26)	(0.32)	(0.32)	(0.34)	(0.37)	(0.39)	(0.48)	(0.46)	(0.49)	(0.53)
—	—	—	(—)(d)	—	—	—	—	(—)(d)	—
(0.26)	(0.32)	(0.32)	(0.34)	(0.37)	(0.39)	(0.48)	(0.46)	(0.49)	(0.53)

$11.86	$11.96	$11.78	$10.89	$11.41	$12.83	$12.93	$12.74	$11.78	$12.34

1.39%	4.33%	11.24%	(1.68)%	1.44%	2.39%	5.36%	12.34%	(0.65)%	2.43%

$1,675	$2,699	$945	$208	$228	$179	$700	$507	$36	$36
2.22%	2.68%	2.72%	2.96%	3.27%	3.22%	3.73%	3.63%	3.99%	4.25%
1.90%(c)	1.60%(c)	1.61%(c)	1.62%(c)	1.62%	0.90%(c)	0.61%(c)	0.61%(c)	0.62%(c)	0.62%
1.93%	1.24%	1.89%	1.88%	1.87%	0.93%	0.30%	0.71%	0.86%	0.87%
40%	28%	24%	28%	40%	40%	28%	24%	28%	40%

CLASS C					CLASS R				CLASS Y
2011	2010	2009	2008	2007	2011	2010	2009	2008(e)	2011	2010	2009	2008	2007
$12.27	$11.72	$11.46	$11.86	$11.91	$12.26	$11.71	$11.45	$12.15	$12.24	$11.70	$11.43	$11.84	$11.89

0.27	0.27	0.35	0.41	0.52	0.33	0.33	0.41	0.29	0.40	0.33	0.46	0.53	0.64
0.33	0.63	0.26	(0.40)	(0.05)	0.34	0.63	0.25	(0.70)	0.31	0.68	0.27	(0.41)	(0.06)
0.60	0.90	0.61	0.01	0.47	0.67	0.96	0.66	(0.41)	0.71	1.01	0.73	0.12	0.58

(0.31)	(0.35)	(0.35)	(0.41)	(0.52)	(0.38)	(0.41)	(0.40)	(0.29)	(0.43)	(0.47)	(0.46)	(0.53)	(0.63)
—	—	—	(—)(d)	—	—	—	—	(—)(d)	—	—	—	(—)(d)	—
(0.31)	(0.35)	(0.35)	(0.41)	(0.52)	(0.38)	(0.41)	(0.40)	(0.29)	(0.43)	(0.47)	(0.46)	(0.53)	(0.63)

$12.56	$12.27	$11.72	$11.46	$11.86	$12.55	$12.26	$11.71	$11.45	$12.52	$12.24	$11.70	$11.43	$11.84

4.99%	7.93%	5.47%	(0.02)%	3.99%	5.60%	8.37%	5.99%	(3.43)%(f)	6.04%	8.81%	6.63%	0.89%	5.03%

$846	$933	$915	$922	$1,108	$1	$11	$10	$10	$1,072	$2,686	$8,545	$12,944	$14,221
2.22%	2.25%	3.12%	3.44%	4.34%	2.72%	2.73%	3.61%	3.70%	3.22%	3.36%	4.15%	4.45%	5.35%
1.65%(c)	1.66%(c)	1.60%(c)	1.59%(c)	1.57%	1.15%(c)	1.17%(c)	1.10%(c)	1.09%(c)	0.65%(c)	0.67%(c)	0.60%(c)	0.59%(c)	0.57%
1.66%	1.74%	1.63%	1.60%	1.58%	1.16%	1.25%	1.13%	1.11%	0.66%	0.75%	0.63%	0.60%	0.58%
392%	342%	341%	467%	385%	392%	342%	341%	467%	392%	342%	341%	467%	385%

See Notes to Financial Statements	137

Financial HighlightsFor the Years or Periods Ended September 30 (unless otherwise indicated)

Selected data based on a share outstanding throughout each period is as follows:

Pyxis Money Market II Fund
	RETAIL CLASS					INSTITUTIONAL CLASS
	2011	2010	2009	2008	2007	2011	2010	2009	2008(d)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (a)	—(c)	—(c)	0.01	0.03	0.05	—(c)	—(c)	0.01	0.01
Net realized and unrealized gain (loss) on investments	—(c)	—(c)	—	—	—	—(c)	—(c)	—	—
Total from operations	—(c)	—(c)	0.01	0.03	0.05	—(c)	—(c)	0.01	0.01
Less distributions from:
Net investment income	(—)(c)	(—)(c)	(0.01)	(0.03)	(0.05)	(—)(c)	(—)(c)	(0.01)	(0.01)
Net realized gains	(—)(c)	—	—	—	—	(—)(c)	—	—	—
Total distributions	(—)(c)	(—)(c)	(0.01)	(0.03)	(0.05)	(—)(c)	(—)(c)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (b)	0.00%	0.00%	0.66%	3.05%	5.09%	0.00%	0.03%	0.75%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$74,278	$116,230	$164,512	$203,595	$265,440	$8,534	$857,097	$895,432	$682,828
Net investment income	—%(c)	—%(c)	0.69%	3.07%	4.97%	—%(c)	0.03%	0.72%	2.04%
Net expenses	0.26%	0.29%	0.37%	0.41%	0.39%	0.26%	0.26%	0.29%	0.29%
Gross expenses	0.37%	0.43%	0.37%	0.41%	0.39%	0.37%	0.33%	0.29%	0.29%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Less than $0.005 per share or less than 0.005%.

(d)	Class commenced operations on January 29, 2008.

138	See Notes to Financial Statements

Pyxis Funds II Prospectus

February 1, 2012

Mailings to Shareholders

In order to reduce duplicative mail and expenses of the Fund, we may, in accordance with applicable law, send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Funds. Additional copies of the Prospectus and shareholder reports may be obtained by calling 1-877- 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Mailings to Shareholders

Investment Adviser

Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address effective March 2012:

200 Crescent Court, Suite 700

Dallas, Texas 75201)

Investment Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

GE Asset Management Incorporated

1600 Summer Street

Stamford, Connecticut 06904-7900

or at:

P.O. Box 7900

Stamford, Connecticut 06904-7900

Highland Capital Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address effective March 2012:

200 Crescent Court, Suite 700,

Dallas, Texas 75201)

Incline Analytics LLC

4790 Caughlin Parkway

Reno, NV 89519

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Palisade Capital Management, L.L.C.

One Bridge Plaza

Fort Lee, NJ 07024

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Distributor

BNY Mellon Distributors Inc.

Member FINRA

760 Moore Road

King of Prussia, PA 19406

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Independent Registered Public Accounting Firm (for Trend Following Fund prior to September 26, 2011)

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

    4400 Computer Drive

    Westborough, MA 01581-1722

www.pyxisais.com

Pyxis Funds II

If you wish to know more:

You will find additional information about the Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about each Fund’s investment strategies and policies and is incorporated by reference and is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about the Funds’ investments will be available in the Funds’ semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

You may obtain a free copy of the SAI or the Funds annual/semi-annual report and make shareholder inquiries by contacting:

Telephone: 1-877-665-1287

Website: www.pyxisais.com

Pyxis Funds

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

The Trust’s Investment Company Act Registration Number: 811-07142

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to Post-Effective Amendment No. 67 to the Registration Statement, previously filed with the Commission on September 22, 2011.

(a)(2)	Certificate of Amendment of Declaration of Trust, is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(a)(3)	Form of Amendment to the Declaration of Trust to add GE Short-Term Government Fund (“Short-Term Government Fund”) and GE International Equity Fund (“International Equity Fund”).*

(a)(4)	Form of Amendment to Declaration of Trust to add GE Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) and GE International Fixed Income Fund (“International Income Fund”), is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(a)(5)	Form of Amendment to Declaration of Trust to add GE Premier Growth Equity Fund (“Premier Growth Fund”), is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(a)(6)	Form of Amendment to Declaration of Trust to add GE Value Equity Fund (“Value Equity Fund”) and GE Government Securities Fund (“Government Securities Fund”), is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(a)(7)	Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund (“Small-Cap Value Fund”), GE Small-Cap Growth Equity Fund (“Small-Cap Growth Fund”), GE Mid-Cap Value Equity Fund (“Mid-Cap Value Fund”) and GE High Yield Fund (“High Yield Fund”), is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 000101410-98-000118). High Yield Fund was terminated on February 28, 2003.

(a)(8)	Form of Amendment to Declaration of Trust to add GE Europe Equity Fund (“Europe Fund”) and GE Emerging Markets Fund (“Emerging Markets Fund”), is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets Fund was terminated on May 31, 2002.

(a)(9)	Certificate of Amendment to Declaration of Trust, is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

(a)(10)	Amendment to Establishment of Designation of Classes, is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registration Statement, previously filed with the Commission on September 3, 1999 (Accession Number 0000889812-99-002635).

Exhibit No.	Description of Exhibit
(a)(11)	Form of Amendment to Declaration of Trust to add GE Premier Research Equity Fund (“Premier Research Fund”), GE Premier International Equity Fund (“Premier International Fund”), GE Premier Value Equity Fund (“Premier Value Fund”) and GE S&P 500 Index Fund, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(a)(12)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(a)(13)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(a)(14)	Amended and Restated Designation of Series and Classes, to change the name of GE Strategic Investment Fund to GE Total Return Fund, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(a)(15)	Name Change Amendment to Declaration of Trust, dated as of February 16, 2011, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(a)(16)	Amended and Restated Designation of Series and Classes, is incorporated herein by reference to Exhibit (1)(p) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(a)(17)	Amended and Restated Designation of Series and Classes, dated October 28, 2011, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(a)(18)	Name Change Amendment to Declaration of Trust, dated January 9, 2012, previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(a)(19)	Amended and Restated Designation of Series and Classes, dated January 9, 2012, previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(b)	Amended and Restated By-Laws, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement, previously filed with the Commission on October 21, 2011 (Accession Number 0000950123-11-091243).

(c)	Not applicable.

(d)(1)	Form of Investment Advisory and Administration Agreement, is incorporated herein by reference to Exhibit 5 to Pre-Effective amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(d)(2)	Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

Exhibit No.	Description of Exhibit

(d)(3)	Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund, is incorporated herein by reference to Exhibit 9(c) to Post-Effective amendment number twelve to the Registration Statement, previously filed with the Commission on June 17, 1994.

(d)(4)	Form of Investment Advisory Agreement for Short-Term Government Fund and International Equity Fund.*

(d)(5)	Form of Investment Advisory and Administration Agreement for Premier Growth Fund, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 18 to the Registration Statement, previously filed with the Commission on August 1, 1996 (Accession Number 0001010410-96-000006).

(d)(6)	Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(7)	Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(8)	Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement, previously filed with the Commission on June 24, 1997 (Accession Number 0000899140-97-000493).

(d)(9)	Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118). High Yield was terminated on February 28, 2003.

(d)(10)	Form of Investment Sub-Advisory Agreement for Small-Cap Value Fund, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to the Registration Statement, previously filed with the Commission on July 24, 1998 (Accession Number 00001010410-98-000118).

(d)(11)	Form of Amended and Restated Investment Advisory and Administration Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(12)	Form of Amended and Restated Investment Advisory and Administration Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(13)	Form of Investment Advisory and Administration Agreement for Europe Fund, is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

Exhibit No.	Description of Exhibit

(d)(14)	Form of Investment Advisory and Administration Agreement for Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). Emerging Markets was terminated on May 31, 2002.

(d)(15)	Form of Investment Sub-Advisory Agreement for Mid-Cap Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212).

(d)(16)	Form of Investment Sub-Advisory Agreement for High Yield Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 27 to the Registration Statement, previously filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000212). High Yield Fund was terminated on February 28, 2003.

(d)(17)	Form of Investment Advisory and Administration Agreement for Premier Research Fund, is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(18)	Form of Investment Advisory and Administration Agreement for Premier International Fund, is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(19)	Form of Investment Advisory and Administration Agreement for Premier Value Fund, is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(20)	Form of Investment Advisory and Administration Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(21)	Form of Investment Sub-Advisory Agreement for S&P 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(d)(22)	Amendment No. 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Funds, with respect to GE Small-Cap Equity Fund and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(23)	Investment Advisory and Administration Agreement for GE Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

Exhibit No.	Description of Exhibit

(d)(24)	Investment Advisory and Administration Agreement for GE High Yield Fund, is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(25)	First Amended and Restated Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d) (22) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(26)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(27)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Partners, LP, with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(d)(28)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., with respect to GE Small-Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 001193125-08-190223).

(d)(29)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated January 5, 1993, between GE Funds, with respect to GE Total Return Fund (formerly GE Strategic Investment Fund) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, GE Funds, on behalf of GE Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(d)(31)	Sub-Advisory Agreement, dated August 23, 2010, between GE Asset Management Incorporated and SouthernSun Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(d)(32)	Form of Investment Advisory Agreements between each Pyxis Fund (formerly, Highland Funds) and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.), is incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

Exhibit No.	Description of Exhibit

(d)(33)	Form of Sub-Advisory Agreement between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(34)	Form of Sub-Advisory Agreement for Pyxis Small-Cap Equity Fund (formerly, Highland Small-Cap Equity Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Palisade Capital Management, L.L.C., is incorporated herein by reference to Exhibit (d)(34) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(35)	Form of Sub-Advisory Agreement for Pyxis Small-Cap Equity Fund (formerly, Highland Small-Cap Equity Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(35) to Post-Effective Amendment No. 57 to the Registration Statement, previously filed with the Commission on February 9, 2011 (Accession Number 0001193125-11-028887).

(d)(36)	Form of Investment Advisory Agreement between Pyxis Funds II (formerly, Highland Funds II), on behalf of Pyxis Trend Following Fund (formerly, Highland Trend Following Fund), and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) is incorporated herein by reference to Exhibit (6)(jj) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(37)	Form of Sub-Advisory Agreement for Pyxis Trend Following Fund (formerly, Highland Trend Following Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Incline Capital, LLC is incorporated herein by reference to Exhibit (6)(kk) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(38)	Form of Fee Waiver Agreement for Pyxis Trend Following Fund (formerly, Highland Trend Following Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Pyxis Funds II (formerly, Highland Funds II), is incorporated herein by reference to Exhibit (6)(nn) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(d)(39)	Form of Investment Advisory Agreement between Pyxis Funds II (formerly, Highland Funds II), on behalf of Pyxis Energy and Materials Fund (formerly, Highland Energy and Materials Fund), and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(d)(40)	Form of Investment Advisory Agreement between Pyxis Funds II (formerly, Highland Funds II), on behalf of Pyxis Dividend Equity Fund (formerly, Highland Dividend Equity Fund), and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(d)(41)	Form of Sub-Advisory Agreement for Pyxis Dividend Equity Fund (formerly, Highland Dividend Equity Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Brookmont Capital Management, LLC, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

Exhibit No.	Description of Exhibit

(d)(42)	Form of Investment Advisory Agreement between Pyxis Funds II (formerly, Highland Funds II), on behalf of Pyxis Alpha Trend Strategies Fund (formerly, Highland Alpha Trend Strategies Fund), and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(d)(43)	Form of Sub-Advisory Agreement for Pyxis Alpha Trend Strategies Fund (formerly, Highland Alpha Trend Strategies Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Anchor Capital Management Group, Inc., previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(d)(44)	Form of Sub-Advisory Agreement for Pyxis Energy and Materials Fund (formerly, Highland Energy and Materials Fund) between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Highland Capital Management, L.P., previously filed with the Commission on November 29, 2011 (Accession Number 0000950123-11-100990).

(d)(45)	Form of Investment Advisory Agreement between Pyxis Funds II (formerly, Highland Funds II), on behalf of Pyxis Natural Resources Fund (formerly, Highland Natural Resources Fund), and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.), previously filed with the Commission on January 9, 2012 (Accession Number 0000950123-12-000445).

(d)(46)	Investment Advisory Agreement between Pyxis Funds II, on behalf of Pyxis Alternative Income Fund, and Pyxis Capital, L.P., previously filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-027684).

(d)(47)	Sub-Advisory Agreement for Pyxis Alternative Income Fund between Pyxis Capital, L.P. and Anchor Capital Management Group, Inc., previously filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-027684).

(e)(1)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(e)(2)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(e)(3)	Form of Amended Shareholder Servicing Agreement, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(e)(4)	Form of Distribution Agreement, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit 15 (b) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(e)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(e)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

Exhibit No.	Description of Exhibit

(e)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(9)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(e)(10)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(11)	Form of Amended and Restated Shareholder Servicing and Distribution Agreement for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(e)(12)	Fourth Amended and Restated Shareholder Servicing and Distribution Agreement, is incorporated herein by reference to Exhibit (m) (3) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(e)(13)	Form of Underwriting Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Distributors Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(e)(14)	Form of Exhibit A to Underwriting Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Distributors Inc, is incorporated herein by reference to Exhibit (7)(o) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(e)(15)	Exhibit A to Underwriting Agreement between BNY Mellon Distributors Inc. and Pyxis Funds II (formerly, Highland Funds II), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(e)(16)	Exhibit A to Underwriting Agreement between BNY Mellon Distributors Inc. and Pyxis Funds II, previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(f)	Not applicable.

(g)(1)	Form of Custodian Contract, is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(g)(2)	Form of Custody Agreement between Pyxis Funds II (formerly, Highland Funds II) and The Bank of New York Mellon, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

Exhibit No.	Description of Exhibit

(g)(3)	Form of Exhibit A to Custody Agreement between Pyxis Funds II (formerly, Highland Funds II) and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(g)(4)	Form of Schedule II to Custody Agreement between The Bank of New York Mellon and Pyxis Funds II (formerly, Highland Funds II), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(g)(5)	Form of Schedule II to Custody Agreement between The Bank of New York Mellon and Pyxis Funds II, previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(h)(1)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on December 14, 1992.

(h)(2)	Form of Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 41 to the Registration Statement, previously filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201477).

(h)(3)	Amendment No. 2 to Transfer Agency Services Agreement between GE Funds and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), dated June 29, 2010, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 56 to the Registration Statement, previously filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-017014).

(h)(4)	Form of Transfer Agency Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(5)	Form of Exhibit A to Transfer Agency Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(e) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(6)	Form of Exhibit A to Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Pyxis Funds II (formerly, Highland Funds II), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(h)(7)	Form of Exhibit A to Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Pyxis Funds II, previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(h)(8)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 30 to the Registration Statement, previously filed with the Commission on January 25, 2000 (Accession Number 0000889812-00-000162).

(h)(9)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

Exhibit No.	Description of Exhibit

(h)(10)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(h)(11)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 40 to the Registration Statement, previously filed with the Commission on January 27, 2004 (Accession Number 0001193125-04-009423).

(h)(12)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 42 to the Registration Statement, previously filed with the Commission on January 28, 2005 (Accession Number 0001193125-05-013784).

(h)(13)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 43 to the Registration Statement, previously filed with the Commission on January 27, 2006 (Accession Number 0001193125-06-013683).

(h)(14)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to the Registration Statement, previously filed with the Commission on January 24, 2007 (Accession Number 0001193125-07-011497).

(h)(15)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(h)(16)	Expense Limitation Agreement for GE Emerging Markets Equity Fund and GE High Yield Fund, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 00001193125-08-190223).

(h)(17)	Amended and Restated Expense Limitation Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(h)(18)	Management Fee Limitation Agreement for the GE Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(h)(19)	Supplemental Advisory Fee Waiver Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(14) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(20)	Amended and Restated Expense Limitation Agreement for the GE Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Funds, is incorporated herein by reference to Exhibit (h)(15) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

(h)(21)	Amended and Restated Expense Limitation Agreement among GE Funds and GE Asset Management Incorporated dated January 29, 2010, is incorporated herein by reference to Exhibit (h)(16) to Post Effective Amendment No. 55 to the Registration Statement, previously filed with the Commission on January 29, 2010 (Accession Number 0001193125-10-015938).

Exhibit No.	Description of Exhibit

(h)(22)	Form of Administration Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(23)	Form of Administration Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) is incorporated herein by reference to Exhibit (13)(u) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(24)	Administration Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc., dated as of February 18 , 2011, previously filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-027684).

(h)(25)	Form of Administration Services Agreement between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and Pyxis Funds II (formerly, Highland Funds II), previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(h)(26)	Form of Sub-Administration Services Agreement between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (13)(v) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 0000950123-11-080210).

(h)(27)	Sub-Administration Services Agreement between Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) and BNY Mellon Investment Servicing (US) Inc., dated as of September 9, 2011, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(h)(28)	Exhibit A to Sub-Administration Services Agreement between Pyxis Capital, L.P. and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

(h)(29)	Form of Fund Accounting Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(h)(30)	Form of Exhibit A to Accounting Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc, is incorporated herein by reference to Exhibit (13)(x) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, previously filed with the Commission on August 25, 2011 (Accession Number 000950123-11-080210).

(h)(31)	Form of Exhibit A to Accounting Services Agreement between Pyxis Funds II (formerly, Highland Funds II) and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(h)(32)	Form of Exhibit A to Accounting Services Agreement between Pyxis Funds II and BNY Mellon Investment Servicing (US) Inc., previously filed with the Commission on January 10, 2012 (Accession Number 0000950123-12-000628).

Exhibit No.	Description of Exhibit
(h)(33)	Participation Agreement by and among Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P., Pyxis Funds II (formerly, Highland Funds II) on behalf of Pyxis Natural Resources Fund, Ascendant Natural Resources Master Fund, and Ascendant Advisors, LLC, previously filed with the Commission on January 9, 2012 (Accession Number 0000950123-12-000445).

(i)	None.

(j)(1)	Consent of KPMG LLP as Independent Registered Public Accounting Firm—filed herewith as Exhibit (j)(1).

(j)(2)	Consent of Tait, Weller & Baker LLP as Independent Registered Public Accounting Firm—filed herewith as Exhibit (j)(2)

(k)	Not applicable.

(l)(1)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4 to the Registration Statement, previously filed with the Commission on January 5, 1993.

(l)(2)	Form of Purchase Agreement for GE Mid-Cap Growth Fund and GE International Income Fund, is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 12 to the Registration Statement, previously filed with the Commission on June 17, 1994.

(l)(3)	Form of Purchase Agreement for Short-Term Government Fund and International Equity Fund.*

(l)(4)	Services Agreement, dated as of December 12, 2008 between GE Investment Distributors, Inc. and GE Asset Management Incorporated, is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 50 to the Registration Statement, previously filed with the Commission on January 27, 2009 (Accession Number 0001193125-09-011822).

(m)(1)	Form of Amended Shareholder Servicing Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement, previously filed with the Commission on September 1, 1993.

(m)(2)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registration Statement, previously filed with the Commission on November 18, 1993.

(m)(3)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(4)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on July 7, 1999 (Accession Number 0000889812-99-002088).

(m)(5)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

Exhibit No.	Description of Exhibit

(m)(6)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 38 to the Registration Statement, previously filed with the Commission on January 27, 2003 (Accession Number 0001047469-03-002642).

(m)(7)	Form of Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(8)	Form of Amended and Restated Shareholder Servicing and Distribution Plan for Short-Term Government Fund ,is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013125).

(m)(9)	Fourth Amended and Restated Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(m)(10)	Form of Shareholder Servicing and Distribution Plan, is incorporated herein by reference to Exhibit (7)(m) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(m)(11)	Rule 12b-1 Distribution Plan, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(n)(1)	Rule 18f-3 Plan, is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement, previously filed with the Commission on October 6, 1995.

(n)(2)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 28 to the Registration Statement, previously filed with the Commission July 7, 1999 (Accession Number 0000889812-99-002088).

(n)(3)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 46 to the Registration Statement, previously filed with the Commission January 28, 2008 (Accession Number 0001193125-08-013125).

(n)(4)	Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(n)(5)	Form of Fifth Amended and Restated Rule 18f-3 Multiple Class Plan, is incorporated herein by reference to Exhibit (10)(n) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, previously filed with the Commission on September 14, 2011 (Accession Number 0000950123-11-084448).

(n)(6)	Sixth Amended and Restated Rule 18f-3 Multiple Class Plan, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(o)	Not applicable.

Exhibit No.	Description of Exhibit

(p)(1)	GEAM Code of Ethics, is incorporated herein by reference to Exhibit p to Post-Effective Amendment No. 32 to the Registration Statement, previously filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001903).

(p)(2)	GEFA Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement, previously filed with the Commission on November 22, 2000 (Accession Number 0001125282-00-000779).

(p)(3)	State Street Global Advisors Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(4)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(5)	Miller, Andersen & Sherrerd Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 34 to the Registration Statement, previously filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002924).

(p)(6)	SSgA Funds Management (“SSgA”) Code of Ethics, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(7)	Morgan Stanley Investments LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 35 to the Registration Statement, previously filed with the Commission on November 28, 2001 (Accession Number 0000912057-01-541184).

(p)(8)	Palisade Capital Management, L.L.C. Code of Ethics, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement, previously filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002638).

(p)(9)	Champlain Investment Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(10)	GlobeFlex Capital, LP Code of Ethics, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(11)	SouthernSun Asset Management, Inc. Code of Ethics, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 49 to the Registration Statement, previously filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190223).

(p)(12)	Urdang Securities Management, Inc.: Bank of New York Mellon — The Code of Conduct and Interpretative Guidance, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 52 to the Registration Statement, previously filed with the Commission on April 30, 2009 (Accession Number 0001193125-09-094162).

(p)(13)	Pyxis Capital, L.P. (formerly, Highland Funds Asset Management, L.P.) Code of Ethics Policy, previously filed with the Commission on February 18, 2011 (Accession Number 0001193125-11-040501).

(p)(14)	Brookmont Capital Management, LLC, Code of Ethics Policy, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

Exhibit No.	Description of Exhibit

(p)(15)	Anchor Capital Management Group, Inc., Code of Ethics Policy, previously filed with the Commission on October 31, 2011 (Accession Number 0000950123-11-093183).

(p)(16)	Incline Capital, LLC Code of Ethics Policy is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 67 to the Registration Statement, previously filed with the Commission on September 22, 2011.

(q)(1)	Power of Attorney, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 45 to the Registration Statement, previously filed with the Commission on November 28, 2007 (Accession Number 0001193125-07-254705).

(q)(2)	Power of Attorney, previously filed with the Commission on July 13, 2011 (Accession Number 0000950123-11-065473).

*	Previously filed.

Item 29. Persons Controlled by or Under Common Control with Registrant

See Item 31.

Item 30. Indemnification

Reference is made to Article IV of the Declaration of Trust of Pyxis Funds II (“Registrant”) filed as Exhibit (a)(1) to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant’s Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisers

(a) The description of the business of Pyxis Capital, L.P. (“Pyxis”), the investment adviser, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Pyxis is set forth in its Form ADV, on file with the SEC (801-69968), and is incorporated herein by reference.

(b) The description of the business of Anchor Capital Management Group, Inc. (“Anchor”), the investment sub-adviser for Pyxis Alpha Trend Strategies Fund and Pyxis Alternative Income Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Anchor is set forth in its Form ADV, on file with the SEC (801-61643), and is incorporated herein by reference.

(c) The description of the business of Highland Capital Management, L.P. (“HCMLP”), the investment sub-adviser for Pyxis Energy and Materials Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of HCMLP is set forth in its Form ADV, on file with the SEC (801-54874), and is incorporated herein by reference.

(d) The description of the business of Incline Capital, LLC (“Incline”), the investment sub-adviser for Pyxis Trend Following Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Incline is set forth in its Form ADV, on file with the SEC (801-69747), and is incorporated herein by reference.

(e) The description of the business of GE Asset Management Incorporated (“GEAM”), the investment sub-adviser for Pyxis U.S. Equity Fund, Pyxis American Value Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Fixed Income Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Total Return Fund and Pyxis Money Market Fund II, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trusr” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of GEAM is set forth in its Form ADV, on file with the SEC (801-31947), and is incorporated herein by reference.

(f) The description of the business of Brookmont Capital Management, LLC (“Brookmont”), the investment sub-adviser for Pyxis Dividend Equity Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Brookmont is set forth in its Form ADV, on file with the SEC (801-68533), and is incorporated herein by reference.

(g) The description of the business of Palisade Capital Management, L.L.C. (“Palisade”), an investment sub-adviser for Pyxis Small-Cap Equity Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Palisade is set forth in its Form ADV, on file with the SEC (801-48401), and is incorporated herein by reference.

(h) The description of the business of Champlain Investment Partners, LLC (“Champlain”), an investment sub-adviser for Pyxis Small-Cap Equity Fund, is set forth under the caption “Management of the Funds” in the Prospectus and under the caption “Management of the Trust” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Champlain is set forth in its Form ADV, on file with the SEC (801-63424), and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 12, 2011, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Pyxis Funds I (formerly, Highland Funds I)

Pyxis Funds II (formerly, Highland Funds II)

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

Versus Global Multi-Manager Real Estate Income Fund LLC

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
John F. Fulgoney	Director	January 11, 2011
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
Dennis J. Westley	Director	March 4, 2008
Scott P. LaVasseur	Director	February 16, 2011

Officers

Name	Position(s) with Distributor	Effective Date
John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno Di Stefano	Vice President	April 11, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Vice President	February 16, 2011
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer – Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer – Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer – Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

(c)	Not Applicable

Item 33. Location of Accounts and Records

(1)	BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722 (records relating to its function as transfer agent and accounting services agent).

(2)	BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

(3)	The Bank of New York Mellon, One Wall Street, New York, NY 10286 (records relating to its function as custodian).

(4)	Pyxis Capital, L.P., NexBank Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240, which will be relocating to 200 Crescent Court, Suite 700, Dallas, Texas 75201, effective March 2012 (records relating to its function as adviser and as administrator).

(5)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 88 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 30th day of January, 2012.

By:	/s/ R. Joseph Dougherty*
R. Joseph Dougherty President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	January 30, 2012

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	January 30, 2012

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	January 30, 2012

/s/ James F. Leary* James F. Leary	Trustee	January 30, 2012

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	January 30, 2012

/s/ Brian Mitts* Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	January 30, 2012

* By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact

January 30, 2012

Exhibit Index

Exhibit No.
(j)(1)	Consent of KPMG LLP as Independent Registered Public Accounting Firm

(j)(2)	Consent of Tait, Weller & Baker as Independent Registered Public Accounting Firm